UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II
(Exact name of registrant as specified in charter)

200 Berkeley Street, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE, 200 Berkeley Street, BOSTON, MA 02116
(Name and address of agent for service)

Registrant's telephone number, including area code:	(617) 663-4497
__________

Date of fiscal year end: 12/31

Date of reporting period: 6/30/20

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared two semiannual reports to shareholders for the period ended June 30, 2020. The report applies to the 5 Multimanager Lifestyle Portfolios and the Retirement Income 2040 Fund report.

John Hancock

Multimanager Lifestyle Portfolios

Semiannual report 6/30/2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A, Class B and Class C shares) or 888-972-8696 (Class I, Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

Heightened fears over the coronavirus (COVID-19) sent global markets tumbling during February and early March. In response to the sell-off, the U.S. Federal Reserve acted quickly, lowering interest rates to near zero and reinstating quantitative easing, as well as announcing its plans to shore up short-term debt. These steps, along with the passage of a $2+ trillion federal economic stimulus bill, helped lift the markets during the second half of the six-month period ended June 30, 2020.

Of course, it would be a mistake to consider this market turnaround a trustworthy signal of assured or swift global economic recovery. Dramatic job losses mounted during the pandemic, putting millions of households at risk. In addition, widespread business losses have contributed to projections of a serious setback to growth in 2020.

From an investment perspective, we continue to think that maintaining a focus on long-term objectives while pursuing a risk-aware strategy is a prudent way forward. Above all, we believe the counsel of a trusted financial professional continues to matter now more than ever. Periods of heightened uncertainty are precisely the time to review your financial goals and follow a plan that helps you make the most of what continues to be a challenging situation.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Multimanager Lifestyle Portfolios

Table of contents

2	Multimanager Lifestyle Portfolios at a glance
5	Multimanager Lifestyle Aggressive Portfolio
6	Multimanager Lifestyle Growth Portfolio
7	Multimanager Lifestyle Balanced Portfolio
8	Multimanager Lifestyle Moderate Portfolio
9	Multimanager Lifestyle Conservative Portfolio
10	Your expenses
13	Portfolios' investments
19	Financial statements
24	Financial highlights
34	Notes to financial statements
59	Continuation of investment advisory and subadvisory agreements
65	Statement regarding liquidity risk management
67	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       1

Multimanager Lifestyle Portfolios at a glance

PORTFOLIO ALLOCATION AS OF 6/30/2020 (%)

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       2

AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/2020 (%)

Multimanager Lifestyle Aggressive Portfolio

Multimanager Lifestyle Growth Portfolio

Multimanager Lifestyle Balanced Portfolio

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       3

AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/2020 (%)

Multimanager Lifestyle Moderate Portfolio

Multimanager Lifestyle Conservative Portfolio

Lifestyle Aggressive Blended Index is composed of 70% Russell 3000 Index and 30% MSCI All Country World ex-USA Index.

Lifestyle Growth Blended Index is composed of 56% Russell 3000 Index, 24% MSCI All Country World ex-USA Index, 16% Bloomberg Barclays U.S. Aggregate Bond Index, and 4% ICE Bank of America U.S. High Yield Master II Index.

Lifestyle Balanced Blended Index is composed of 42% Russell 3000 Index, 18% MSCI All Country World ex-USA Index, 32% Bloomberg Barclays U.S. Aggregate Bond Index, and 8% ICE Bank of America U.S. High Yield Master II Index.

Lifestyle Moderate Blended Index is composed of 28% Russell 3000 Index, 12% MSCI All Country World ex-USA Index, 48% Bloomberg Barclays U.S. Aggregate Bond Index, and 12% ICE Bank of America U.S. High Yield Master II Index.

Lifestyle Conservative Blended Index is composed of 14% Russell 3000 Index, 6% MSCI All Country World ex-USA Index, 64% Bloomberg Barclays U.S. Aggregate Bond Index, and 16% ICE Bank of America U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The fund's Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative, and results for other share classes will vary. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the portfolios' objectives, risks, and strategy, see the portfolios' prospectuses.

A note about risks

The portfolios may be subject to various risks as described in the portfolios' prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect portfolio performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social, and economic risks. Any such impact could adversely affect the portfolios' performance, resulting in losses to your investment. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       4

Multimanager Lifestyle Aggressive Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager Lifestyle Aggressive Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in a blended index and two separate indexes.

Index 1 is the S&P 500, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the MSCI EAFE (Europe, Australasia, Far East) Index, a free-float-adjusted market capitalization index that is designed to measure developed market equity performance.

Index 3 is 70% Russell 3000 Index and 30% MSCI All Country World ex-USA Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	100.0
Equity	93.0
U.S. Large Cap	31.8
International Equity	26.7
U.S. Mid Cap	11.9
Emerging-Market Equity	8.9
U.S. Small Cap	7.4
Large Blend	4.9
Sector Equity	1.4
Alternative and specialty	7.0
Sector Equity	6.0
Absolute Return	1.0

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 6-30-20 (%)

	Class A	Class B	Class C	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Average annual total returns
1 year	-2.82	-3.39	0.19	2.07	1.45	1.70	1.54	1.94	2.15	2.17	2.21	7.51	-5.13	3.06
5 year	4.77	4.73	4.98	6.05	5.36	5.62	5.46	5.88	6.11	6.17	6.13	10.73	2.05	7.71
10 year	8.80	8.64	8.52	9.09	8.88	9.07	8.97	9.37	9.64	9.62	9.73	13.99	5.73	11.10
Cumulative returns
6 months	-9.56	-10.33	-6.55	-5.16	-5.48	-5.33	-5.44	-5.24	-5.09	-5.10	-5.10	-3.08	-11.34	-5.76
5 year	26.21	26.00	27.51	34.14	29.83	31.43	30.44	33.10	34.50	34.88	34.63	66.45	10.69	44.94
10 year	132.41	129.05	126.50	138.70	134.09	138.35	136.19	144.91	151.11	150.45	153.09	270.31	74.57	186.41

Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 5.0% to 4.5%, effective 8-1-19. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until April 30, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the affiliated underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.45	2.15	2.15	1.15	1.79	1.54	1.69	1.39	1.09	1.04	1.08
Net (%)	1.44	2.15	2.15	1.14	1.79	1.54	1.69	1.29	1.09	1.04	1.08

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio's current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class I shares were first offered on 5-1-15; Class R2 shares were first offered on 3-1-12; Class R6 shares were first offered on 9-1-11. Returns prior to these dates are those of Class C shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       5

Multimanager Lifestyle Growth Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager Lifestyle Growth Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in a blended index and two separate indexes.

Index 1 is the S&P 500, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 56% Russell 3000 Index, 24% MSCI All Country World ex-USA Index, 16% Bloomberg Barclays U.S. Aggregate Bond Index, and 4% ICE Bank of America U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	98.9
Equity	77.0
U.S. Large Cap	26.3
International Equity	23.1
U.S. Mid Cap	9.9
Emerging-Market Equity	6.3
U.S. Small Cap	5.5
Large Blend	4.7
Sector Equity	1.2
Fixed income	15.5
Intermediate Bond	6.4
Multi-Sector Bond	3.9
Emerging-Market Debt	2.1
High Yield Bond	1.9
Bank Loan	1.2
Alternative and specialty	6.4
Sector Equity	5.2
Absolute Return	1.2
Unaffiliated investment companies	1.0
Fixed income	1.0
U.S. Government	0.1

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 6-30-20 (%)

	Class A	Class B	Class C	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Class 5[1]	Index 1	Index 2	Index 3
Average annual total returns
1 year	-2.13	-2.83	0.84	2.76	2.18	2.38	2.22	2.69	2.87	2.92	2.89	2.94	7.51	8.74	4.14
5 year	4.38	4.31	4.60	5.65	4.99	5.22	5.08	5.50	5.71	5.76	5.72	5.78	10.73	4.30	7.21
10 year	7.93	7.79	7.65	8.21	8.05	8.19	8.14	8.55	8.80	8.73	8.84	8.90	13.99	3.82	9.88
Cumulative returns
6 months	-8.09	-8.88	-5.05	-3.64	-3.87	-3.78	-3.90	-3.62	-3.54	-3.56	-3.56	-3.50	-3.08	6.14	-3.62
5 year	23.91	23.51	25.19	31.65	27.60	29.00	28.14	30.69	32.01	32.30	32.03	32.41	66.45	23.45	41.62
10 year	114.42	111.73	109.01	120.18	116.90	119.76	118.65	127.09	132.37	131.04	133.27	134.48	270.31	45.55	156.55

Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 5.0% to 4.5%, effective 8-1-19. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class 1, and Class 5 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until April 30, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the affiliated underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1	Class 5
Gross (%)	1.37	2.07	2.07	1.07	1.72	1.47	1.62	1.32	1.02	0.97	1.00	0.95
Net (%)	1.36	2.07	2.07	1.06	1.72	1.47	1.62	1.22	1.02	0.97	1.00	0.95

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio's current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class I shares were first offered on 5-1-15; Class R2 shares were first offered on 3-1-12; Class R6 shares were first offered on 9-1-11. Returns prior to these dates are those of Class C shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       6

Multimanager Lifestyle Balanced Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager Lifestyle Balanced Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in a blended index and two separate indexes.

Index 1 is the S&P 500, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 42% Russell 3000 Index, 18% MSCI All Country World ex-USA Index, 32% Bloomberg Barclays U.S. Aggregate Bond Index, and 8% ICE Bank of America U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	97.4
Equity	57.7
U.S. Large Cap	20.7
International Equity	16.9
U.S. Mid Cap	6.7
Large Blend	4.5
U.S. Small Cap	4.1
Emerging-Market Equity	3.9
Sector Equity	0.9
Fixed income	34.1
Intermediate Bond	14.3
Multi-Sector Bond	9.4
Emerging-Market Debt	3.8
High Yield Bond	3.6
Bank Loan	2.2
Global Bond	0.8
Alternative and specialty	5.6
Sector Equity	4.1
Absolute Return	1.0
Multi-Asset Income	0.5
Unaffiliated investment companies	2.6
Fixed income	2.6

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 6-30-20 (%)

	Class A	Class B	Class C	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Class 5[1]	Index 1	Index 2	Index 3
Average annual total returns
1 year	-1.45	-2.31	1.54	3.47	2.80	3.05	2.97	3.37	3.57	3.65	3.53	3.58	7.51	8.74	5.05
5 year	4.00	3.92	4.22	5.28	4.61	4.86	4.72	5.13	5.33	5.39	5.34	5.40	10.73	4.30	6.63
10 year	6.82	6.69	6.56	7.11	6.93	7.09	7.05	7.46	7.68	7.62	7.73	7.79	13.99	3.82	8.60
Cumulative returns
6 months	-6.52	-7.33	-3.43	-1.97	-2.29	-2.17	-2.24	-2.04	-1.93	-1.92	-1.94	-1.92	-3.08	6.14	-1.57
5 year	21.65	21.22	22.96	29.32	25.25	26.76	25.93	28.41	29.62	30.02	29.74	30.05	66.45	23.45	37.82
10 year	93.42	91.04	88.70	98.72	95.37	98.33	97.55	105.30	109.66	108.43	110.51	111.66	270.31	45.55	128.15

Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 5.0% to 4.5%, effective 8-1-19. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class 1, and Class 5 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until April 30, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the affiliated underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1	Class 5
Gross (%)	1.33	2.03	2.03	1.03	1.68	1.43	1.58	1.28	0.98	0.93	0.97	0.92
Net (%)	1.32	2.03	2.03	1.02	1.68	1.43	1.58	1.18	0.98	0.93	0.97	0.92

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio's current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class I shares were first offered on 5-1-15; Class R2 shares were first offered on 3-1-12; Class R6 shares were first offered on 9-1-11. Returns prior to these dates are those of Class C shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       7

Multimanager Lifestyle Moderate Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager Lifestyle Moderate Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in a blended index and two separate indexes.

Index 1 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 2 is the S&P 500, an unmanaged index that includes 500 widely traded common stocks.

Index 3 is 28% Russell 3000 Index, 12% MSCI All Country World ex-USA Index, 48% Bloomberg Barclays U.S. Aggregate Bond Index, and 12% ICE Bank of America U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	95.4
Equity	38.7
U.S. Large Cap	15.6
International Equity	12.1
U.S. Mid Cap	4.1
Large Blend	2.9
U.S. Small Cap	2.2
Emerging-Market Equity	1.8
Fixed income	51.5
Intermediate Bond	24.6
Multi-Sector Bond	10.8
Emerging-Market Debt	4.8
High Yield Bond	4.6
Bank Loan	3.3
Global Bond	1.8
Short-Term Bond	1.6
Alternative and specialty	5.2
Absolute Return	1.6
Sector Equity	1.6
Multi-Asset Income	1.5
Infrastructure	0.5
Unaffiliated investment companies	4.6
Fixed income	4.1
Equity	0.5

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 6-30-20 (%)

	Class A	Class B	Class C	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Class 5[1]	Index 1	Index 2	Index 3
Average annual total returns
1 year	-1.23	-2.24	1.59	3.65	3.05	3.25	3.08	3.54	3.73	3.74	3.75	3.77	8.74	7.51	5.81
5 year	3.39	3.29	3.59	4.65	4.00	4.23	4.09	4.50	4.70	4.76	4.72	4.77	4.30	10.73	5.97
10 year	5.62	5.49	5.36	5.91	5.71	5.90	5.82	6.20	6.45	6.42	6.53	6.58	3.82	13.99	7.25
Cumulative returns
6 months	-5.33	-6.13	-2.19	-0.70	-1.01	-0.90	-0.97	-0.77	-0.68	-0.65	-0.67	-0.65	6.14	-3.08	0.39
5 year	18.14	17.56	19.30	25.50	21.69	23.01	22.17	24.60	25.81	26.15	25.92	26.22	23.45	66.45	33.60
10 year	72.77	70.60	68.54	77.63	74.24	77.34	76.03	82.55	86.80	86.24	88.29	89.15	45.55	270.31	101.44

Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 5.0% to 4.5%, effective 8-1-19. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class 1, and Class 5 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until April 30, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the affiliated underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1	Class 5
Gross (%)	1.28	1.98	1.98	0.98	1.63	1.38	1.53	1.23	0.93	0.88	0.91	0.86
Net (%)	1.27	1.98	1.98	0.97	1.63	1.38	1.53	1.13	0.93	0.88	0.91	0.86

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio's current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class I shares were first offered on 5-1-15; Class R2 shares were first offered on 3-1-12; Class R6 shares were first offered on 9-1-11. Returns prior to these dates are those of Class C shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       8

Multimanager Lifestyle Conservative Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager Lifestyle Conservative Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in a blended index and two separate indexes.

Index 1 is the Bloomberg Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 2 is the S&P 500, an unmanaged index that includes 500 widely traded common stocks.

Index 3 is 14% Russell 3000 Index, 6% MSCI All Country World ex-USA Index, 64% Bloomberg Barclays U.S. Aggregate Bond Index, and 16% ICE Bank of America U.S. High Yield Master II Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

ASSET ALLOCATION (%)

Affiliated investment companies	92.6
Equity	17.0
International Equity	6.3
U.S. Large Cap	5.6
U.S. Mid Cap	1.8
Large Blend	1.4
U.S. Small Cap	1.2
Emerging-Market Equity	0.7
Fixed income	68.3
Intermediate Bond	35.6
Multi-Sector Bond	13.1
High Yield Bond	5.5
Emerging-Market Debt	5.4
Bank Loan	4.3
Short-Term Bond	2.5
Global Bond	1.9
Alternative and specialty	7.3
Absolute Return	2.2
Multi-Asset Income	2.0
Infrastructure	1.7
Sector Equity	1.4
Unaffiliated investment companies	6.6
Fixed Income	6.2
Equity	0.4
U.S. Government	0.8

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 6-30-20 (%)

	Class A	Class B	Class C	Class I1,2	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3
Average annual total returns
1 year	-0.85	-1.84	2.07	4.21	3.53	3.72	3.62	3.97	4.26	4.31	4.19	8.74	7.51	6.41
5 year	2.69	2.55	2.88	3.95	3.26	3.51	3.41	3.77	3.98	4.04	4.00	4.30	10.73	5.23
10 year	4.25	4.13	4.00	4.54	4.31	4.53	4.45	4.81	5.08	5.04	5.14	3.82	13.99	5.85
Cumulative returns
6 months	-3.77	-4.60	-0.62	0.89	0.56	0.69	0.56	0.81	0.91	0.94	0.92	6.14	-3.08	2.25
5 year	14.17	13.39	15.25	21.36	17.38	18.85	18.27	20.33	21.55	21.90	21.64	23.45	66.45	29.01
10 year	51.69	49.86	47.96	55.96	52.52	55.80	54.63	59.97	64.07	63.48	65.14	45.55	270.31	76.60

Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 5.0% to 4.5%, effective 8-1-19. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until April 30, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the affiliated underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.25	1.95	1.95	0.95	1.60	1.35	1.50	1.20	0.90	0.85	0.89
Net (%)	1.24	1.95	1.95	0.94	1.60	1.35	1.50	1.10	0.90	0.85	0.89

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio's current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class I shares were first offered on 5-1-15; Class R2 shares were first offered on 3-1-12; Class R6 shares were first offered on 9-1-11. Returns prior to these dates are those of Class C shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       9

Your expenses
As a shareholder of a John Hancock Funds II Multimanager Lifestyle Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases or redemptions, and (2) ongoing costs, including management fees, distribution and service (Rule 12b-1) fees, and other portfolio expenses. In addition to the operating expenses which each portfolio bears directly, each portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which each portfolio invests. Because underlying funds have varied operating expenses and transaction costs, and a portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.
These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2020 through June 30, 2020).
Actual expenses:
The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. See the portfolios’ prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 1-1-2020	Ending value on 6-30-2020	Expenses paid during period ended 6-30-2020[1]	Annualized expense ratio[2]
Multimanager Lifestyle Aggressive Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$ 947.20	$2.42	0.50%
	Hypothetical example	1,000.00	1,022.40	2.51	0.50%
Class B	Actual expenses/actual returns	1,000.00	943.90	5.85	1.21%
	Hypothetical example	1,000.00	1,018.80	6.07	1.21%
Class C	Actual expenses/actual returns	1,000.00	943.90	5.85	1.21%
	Hypothetical example	1,000.00	1,018.80	6.07	1.21%
Class I	Actual expenses/actual returns	1,000.00	948.40	0.97	0.20%
	Hypothetical example	1,000.00	1,023.90	1.01	0.20%
Class R1	Actual expenses/actual returns	1,000.00	945.20	4.06	0.84%
	Hypothetical example	1,000.00	1,020.70	4.22	0.84%
Class R2	Actual expenses/actual returns	1,000.00	946.70	2.90	0.60%
	Hypothetical example	1,000.00	1,021.90	3.02	0.60%
Class R3	Actual expenses/actual returns	1,000.00	945.60	3.58	0.74%
	Hypothetical example	1,000.00	1,021.20	3.72	0.74%
Class R4	Actual expenses/actual returns	1,000.00	947.60	1.69	0.35%
	Hypothetical example	1,000.00	1,023.10	1.76	0.35%
Class R5	Actual expenses/actual returns	1,000.00	949.10	0.73	0.15%
	Hypothetical example	1,000.00	1,024.10	0.75	0.15%
Class R6	Actual expenses/actual returns	1,000.00	949.00	0.48	0.10%
	Hypothetical example	1,000.00	1,024.40	0.50	0.10%
Class 1	Actual expenses/actual returns	1,000.00	949.00	0.68	0.14%
	Hypothetical example	1,000.00	1,024.20	0.70	0.14%
10	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 1-1-2020	Ending value on 6-30-2020	Expenses paid during period ended 6-30-2020[1]	Annualized expense ratio[2]
Multimanager Lifestyle Growth Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$ 962.50	$2.49	0.51%
	Hypothetical example	1,000.00	1,022.30	2.56	0.51%
Class B	Actual expenses/actual returns	1,000.00	959.20	5.99	1.23%
	Hypothetical example	1,000.00	1,018.70	6.17	1.23%
Class C	Actual expenses/actual returns	1,000.00	959.10	5.99	1.23%
	Hypothetical example	1,000.00	1,018.70	6.17	1.23%
Class I	Actual expenses/actual returns	1,000.00	963.60	1.03	0.21%
	Hypothetical example	1,000.00	1,023.80	1.06	0.21%
Class R1	Actual expenses/actual returns	1,000.00	961.30	4.19	0.86%
	Hypothetical example	1,000.00	1,020.60	4.32	0.86%
Class R2	Actual expenses/actual returns	1,000.00	962.20	2.98	0.61%
	Hypothetical example	1,000.00	1,021.80	3.07	0.61%
Class R3	Actual expenses/actual returns	1,000.00	961.00	3.61	0.74%
	Hypothetical example	1,000.00	1,021.20	3.72	0.74%
Class R4	Actual expenses/actual returns	1,000.00	963.80	1.76	0.36%
	Hypothetical example	1,000.00	1,023.10	1.81	0.36%
Class R5	Actual expenses/actual returns	1,000.00	964.60	0.78	0.16%
	Hypothetical example	1,000.00	1,024.10	0.81	0.16%
Class R6	Actual expenses/actual returns	1,000.00	964.40	0.54	0.11%
	Hypothetical example	1,000.00	1,024.30	0.55	0.11%
Class 1	Actual expenses/actual returns	1,000.00	964.40	0.73	0.15%
	Hypothetical example	1,000.00	1,024.10	0.75	0.15%
Class 5	Actual expenses/actual returns	1,000.00	965.00	0.49	0.10%
	Hypothetical example	1,000.00	1,024.40	0.50	0.10%
Multimanager Lifestyle Balanced Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$ 978.90	$2.61	0.53%
	Hypothetical example	1,000.00	1,022.20	2.66	0.53%
Class B	Actual expenses/actual returns	1,000.00	975.40	6.09	1.24%
	Hypothetical example	1,000.00	1,018.70	6.22	1.24%
Class C	Actual expenses/actual returns	1,000.00	975.50	6.09	1.24%
	Hypothetical example	1,000.00	1,018.70	6.22	1.24%
Class I	Actual expenses/actual returns	1,000.00	980.30	1.13	0.23%
	Hypothetical example	1,000.00	1,023.70	1.16	0.23%
Class R1	Actual expenses/actual returns	1,000.00	977.10	4.23	0.86%
	Hypothetical example	1,000.00	1,020.60	4.32	0.86%
Class R2	Actual expenses/actual returns	1,000.00	978.30	3.05	0.62%
	Hypothetical example	1,000.00	1,021.80	3.12	0.62%
Class R3	Actual expenses/actual returns	1,000.00	977.60	3.79	0.77%
	Hypothetical example	1,000.00	1,021.00	3.87	0.77%
Class R4	Actual expenses/actual returns	1,000.00	979.60	1.87	0.38%
	Hypothetical example	1,000.00	1,023.00	1.91	0.38%
Class R5	Actual expenses/actual returns	1,000.00	980.70	0.89	0.18%
	Hypothetical example	1,000.00	1,024.00	0.91	0.18%
Class R6	Actual expenses/actual returns	1,000.00	980.80	0.64	0.13%
	Hypothetical example	1,000.00	1,024.20	0.65	0.13%
Class 1	Actual expenses/actual returns	1,000.00	980.60	0.84	0.17%
	Hypothetical example	1,000.00	1,024.00	0.86	0.17%
Class 5	Actual expenses/actual returns	1,000.00	980.80	0.59	0.12%
	Hypothetical example	1,000.00	1,024.30	0.60	0.12%
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	11

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 1-1-2020	Ending value on 6-30-2020	Expenses paid during period ended 6-30-2020[1]	Annualized expense ratio[2]
Multimanager Lifestyle Moderate Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$ 991.50	$2.72	0.55%
	Hypothetical example	1,000.00	1,022.10	2.77	0.55%
Class B	Actual expenses/actual returns	1,000.00	988.00	6.28	1.27%
	Hypothetical example	1,000.00	1,018.50	6.37	1.27%
Class C	Actual expenses/actual returns	1,000.00	988.00	6.28	1.27%
	Hypothetical example	1,000.00	1,018.50	6.37	1.27%
Class I	Actual expenses/actual returns	1,000.00	993.00	1.24	0.25%
	Hypothetical example	1,000.00	1,023.60	1.26	0.25%
Class R1	Actual expenses/actual returns	1,000.00	989.90	4.40	0.89%
	Hypothetical example	1,000.00	1,020.40	4.47	0.89%
Class R2	Actual expenses/actual returns	1,000.00	991.00	3.27	0.66%
	Hypothetical example	1,000.00	1,021.60	3.32	0.66%
Class R3	Actual expenses/actual returns	1,000.00	990.30	3.96	0.80%
	Hypothetical example	1,000.00	1,020.90	4.02	0.80%
Class R4	Actual expenses/actual returns	1,000.00	992.30	1.98	0.40%
	Hypothetical example	1,000.00	1,022.90	2.01	0.40%
Class R5	Actual expenses/actual returns	1,000.00	993.20	0.99	0.20%
	Hypothetical example	1,000.00	1,023.90	1.01	0.20%
Class R6	Actual expenses/actual returns	1,000.00	993.50	0.74	0.15%
	Hypothetical example	1,000.00	1,024.10	0.75	0.15%
Class 1	Actual expenses/actual returns	1,000.00	993.30	0.94	0.19%
	Hypothetical example	1,000.00	1,023.90	0.96	0.19%
Class 5	Actual expenses/actual returns	1,000.00	993.50	0.69	0.14%
	Hypothetical example	1,000.00	1,024.20	0.70	0.14%
Multimanager Lifestyle Conservative Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,007.40	$2.89	0.58%
	Hypothetical example	1,000.00	1,022.00	2.92	0.58%
Class B	Actual expenses/actual returns	1,000.00	1,003.70	6.48	1.30%
	Hypothetical example	1,000.00	1,018.40	6.52	1.30%
Class C	Actual expenses/actual returns	1,000.00	1,003.70	6.48	1.30%
	Hypothetical example	1,000.00	1,018.40	6.52	1.30%
Class I	Actual expenses/actual returns	1,000.00	1,008.90	1.40	0.28%
	Hypothetical example	1,000.00	1,023.50	1.41	0.28%
Class R1	Actual expenses/actual returns	1,000.00	1,005.60	4.64	0.93%
	Hypothetical example	1,000.00	1,020.20	4.67	0.93%
Class R2	Actual expenses/actual returns	1,000.00	1,006.90	3.39	0.68%
	Hypothetical example	1,000.00	1,021.50	3.42	0.68%
Class R3	Actual expenses/actual returns	1,000.00	1,005.60	3.89	0.78%
	Hypothetical example	1,000.00	1,021.00	3.92	0.78%
Class R4	Actual expenses/actual returns	1,000.00	1,008.10	2.20	0.44%
	Hypothetical example	1,000.00	1,022.70	2.21	0.44%
Class R5	Actual expenses/actual returns	1,000.00	1,009.10	1.20	0.24%
	Hypothetical example	1,000.00	1,023.70	1.21	0.24%
Class R6	Actual expenses/actual returns	1,000.00	1,009.40	0.95	0.19%
	Hypothetical example	1,000.00	1,023.90	0.96	0.19%
Class 1	Actual expenses/actual returns	1,000.00	1,009.20	1.10	0.22%
	Hypothetical example	1,000.00	1,023.80	1.11	0.22%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
[2]	Ratios do not include expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios.
12	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

Portfolios' investments
Subadvisors of Affiliated Underlying Funds
Allianz Global Investors U.S. LLC	(Allianz)
Axiom International Investors LLC	(Axiom)
BCSF Advisors, LP (Bain Capital Credit)	(Bain Capital)
Boston Partners Global Investors, Inc.	(Boston Partners)
Deutsche Investment Management Americas, Inc.	(Deutsche)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
First Quadrant, L.P.	(First Quadrant)
Graham Capital Management, L.P.	(Graham)
Jennison Associates LLC	(Jennison)
Manulife Investment Management (North America) Limited	(MIM NA)
Manulife Investment Management (US) LLC	(MIM US)
Pictet Asset Management SA	(Pictet)
Redwood Investments, LLC	(Redwood)
Stone Harbor Investment Partners LP	(Stone Harbor)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Unigestion (UK) Limited	(Unigestion)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)
MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO

As of 6-30-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 93.0%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	4,543,451	$220,720,863
Capital Appreciation, Class NAV, JHF II (Jennison)	7,341,662	138,243,497
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	11,102,489	123,237,632
Disciplined Value, Class NAV, JHF III (Boston Partners)	7,494,968	128,388,797
Disciplined Value International, Class NAV, JHIT (Boston Partners)	15,095,621	162,126,969
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	20,017,390	228,998,939
Equity Income, Class NAV, JHF II (T. Rowe Price)	14,075,979	213,673,362
Financial Industries, Class NAV, JHIT II (MIM US) (B)	2,967,432	46,648,027
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	2,353,828	26,198,102
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	4,337,653	221,523,921
Global Equity, Class NAV, JHF II (MIM US) (B)	4,935,167	55,619,335
Global Shareholder Yield, Class NAV, JHF III (Epoch)	3,540,979	34,135,040
Global Thematic Opportunities, Class NAV, JHIT (Pictet)	6,249,195	73,990,466
International Dynamic Growth, Class NAV, JHIT (Axiom)	3,210,049	38,135,380
International Growth, Class NAV, JHF III (Wellington)	4,239,519	124,641,857
International Small Company, Class NAV, JHF II (DFA)	10,767,855	101,110,154
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	29,961,451	264,259,992
Mid Cap Stock, Class NAV, JHF II (Wellington)	7,354,584	180,849,211
Mid Value, Class NAV, JHF II (T. Rowe Price)	13,446,685	181,395,786
Multifactor Emerging Markets ETF, JHETF (DFA)	2,920,699	66,358,281
Multifactor Mid Cap ETF, JHETF (DFA)	913,247	32,073,235
Multifactor Small Cap ETF, JHETF (DFA)	1,015,661	23,908,660
Small Cap Core, Class NAV, JHIT (MIM US) (B)(C)	5,929,236	68,364,087
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	4,254,801	76,884,259
Small Cap Value, Class NAV, JHF II (Wellington)	4,962,169	75,821,940
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	17,180,033	163,210,318
Alternative and specialty - 7.0%
Diversified Macro, Class NAV, JHIT (Graham)	3,573,610	32,484,117
Diversified Real Assets, Class NAV, JHIT (Deutsche/MIM NA/Wellington) (B)	11,781,366	94,604,367
Health Sciences, Class NAV, JHF II (T. Rowe Price)	10,610,064	56,551,640
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	13

MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Alternative and specialty - (continued)
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	10,611,588	$47,752,145

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,845,436,160)		$3,301,910,379
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	215,623	72,720

TOTAL COMMON STOCKS (Cost $91,717)		$72,720
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1158% (F)	2,422	2,422

TOTAL SHORT-TERM INVESTMENTS (Cost $2,422)		$2,422
Total investments (Cost $2,845,530,299) - 100.0%		$3,301,985,521
Other assets and liabilities, net - 0.0%		334,409
TOTAL NET ASSETS - 100.0%		$3,302,319,930
MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO

As of 6-30-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 98.9%
Equity - 77.0%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	11,279,348	$547,950,717
Capital Appreciation, Class NAV, JHF II (Jennison)	18,646,291	351,109,665
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	35,040,017	388,944,193
Disciplined Value, Class NAV, JHF III (Boston Partners)	19,400,638	332,332,922
Disciplined Value International, Class NAV, JHIT (Boston Partners)	36,195,184	388,736,275
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	38,244,969	437,522,448
Equity Income, Class NAV, JHF II (T. Rowe Price)	35,445,259	538,059,029
Financial Industries, Class NAV, JHIT II (MIM US) (B)	7,576,878	119,108,516
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	8,468,926	94,259,145
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	8,097,464	413,537,466
Global Equity, Class NAV, JHF II (MIM US) (B)	15,223,715	171,571,264
Global Shareholder Yield, Class NAV, JHF III (Epoch)	12,853,633	123,909,022
Global Thematic Opportunities, Class NAV, JHIT (Pictet)	14,288,720	169,178,444
MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
International Dynamic Growth, Class NAV, JHIT (Axiom)	6,834,698	$81,196,217
International Growth, Class NAV, JHF III (Wellington)	9,779,539	287,518,445
International Small Company, Class NAV, JHF II (DFA)	25,390,786	238,419,485
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	79,868,016	704,435,897
Mid Cap Stock, Class NAV, JHF II (Wellington)	18,335,970	450,881,494
Mid Value, Class NAV, JHF II (T. Rowe Price)	32,998,956	445,155,914
Multifactor Emerging Markets ETF, JHETF (DFA)	7,854,316	178,450,060
Multifactor Mid Cap ETF, JHETF (DFA)	2,095,346	73,588,552
Multifactor Small Cap ETF, JHETF (DFA)	2,636,226	62,056,760
Small Cap Core, Class NAV, JHIT (MIM US) (B)(C)	13,937,660	160,701,221
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	8,827,888	159,519,943
Small Cap Value, Class NAV, JHF II (Wellington)	10,353,466	158,200,956
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	48,662,130	462,290,237
Fixed income - 15.5%
Bond, Class NAV, JHSB (MIM US) (B)	21,718,552	360,527,960
Core Bond, Class NAV, JHF II (Wells Capital)	19,908,065	274,930,371
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	22,720,481	201,757,873
Floating Rate Income, Class NAV, JHF II (Bain Capital)	15,180,020	116,430,752
High Yield, Class NAV, JHBT (MIM US) (B)	47,166,523	149,989,545
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	9,303,784	86,711,270
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	27,756,242	293,105,915
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	3,068,910	32,284,935
Alternative and specialty - 6.4%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	5,011,361	51,917,697
Diversified Macro, Class NAV, JHIT (Graham)	7,557,734	68,699,799
Diversified Real Assets, Class NAV, JHIT (Deutsche/MIM NA/Wellington) (B)	30,353,272	243,736,775
Health Sciences, Class NAV, JHF II (T. Rowe Price)	27,309,535	145,559,821
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	25,690,811	115,608,651

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $8,567,190,449)		$9,679,895,651
UNAFFILIATED INVESTMENT COMPANIES - 1.0%
Fixed income - 1.0%
Fidelity Inflation Protected Bond Index Fund	9,734,499	103,964,444

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $94,373,486)		$103,964,444
14	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value

COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	489,868	$165,211

TOTAL COMMON STOCKS (Cost $208,371)		$165,211
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.1%
U.S. Government - 0.1%
U.S. Treasury Note, 1.625%, 08/15/2029	4,618,000	5,037,952

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $4,551,524)		$5,037,952
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1158% (F)	27,778	27,778

TOTAL SHORT-TERM INVESTMENTS (Cost $27,778)		$27,778
Total investments (Cost $8,666,351,608) - 100.0%		$9,789,091,036
Other assets and liabilities, net - 0.0%		705,862
TOTAL NET ASSETS - 100.0%		$9,789,796,898
MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO

As of 6-30-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 97.4%
Equity - 57.7%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	8,212,442	$398,960,442
Capital Appreciation, Class NAV, JHF II (Jennison)	13,245,106	249,405,349
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	36,657,760	406,901,141
Disciplined Value, Class NAV, JHF III (Boston Partners)	14,072,156	241,056,031
Disciplined Value International, Class NAV, JHIT (Boston Partners)	25,230,788	270,978,668
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	22,880,026	261,747,499
Equity Income, Class NAV, JHF II (T. Rowe Price)	25,902,978	393,207,210
Financial Industries, Class NAV, JHIT II (MIM US) (B)	5,617,127	88,301,231
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	9,431,989	104,978,032
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	5,959,264	304,339,588
Global Equity, Class NAV, JHF II (MIM US) (B)	14,014,136	157,939,309
Global Shareholder Yield, Class NAV, JHF III (Epoch)	12,440,601	119,927,398
Global Thematic Opportunities, Class NAV, JHIT (Pictet)	7,701,857	91,189,989
MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
International Dynamic Growth, Class NAV, JHIT (Axiom)	5,605,515	$66,593,522
International Growth, Class NAV, JHF III (Wellington)	6,970,132	204,921,871
International Small Company, Class NAV, JHF II (DFA)	14,380,717	135,034,928
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	53,068,387	468,063,170
Mid Cap Stock, Class NAV, JHF II (Wellington)	11,900,010	292,621,236
Mid Value, Class NAV, JHF II (T. Rowe Price)	21,579,176	291,103,088
Multifactor Emerging Markets ETF, JHETF (DFA)	4,831,599	109,773,929
Multifactor Mid Cap ETF, JHETF (DFA)	1,765,015	61,987,327
Multifactor Small Cap ETF, JHETF (DFA)	1,996,048	46,986,970
Small Cap Core, Class NAV, JHIT (MIM US) (B)(C)	9,099,306	104,914,998
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	6,721,865	121,464,093
Small Cap Value, Class NAV, JHF II (Wellington)	7,938,932	121,306,880
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	45,166,536	429,082,092
Fixed income - 34.1%
Asia Pacific Total Return Bond, Class NAV, JHF II (MIM US) (B)	8,174,430	80,109,413
Bond, Class NAV, JHSB (MIM US) (B)	47,353,200	786,063,115
Core Bond, Class NAV, JHF II (Wells Capital)	42,484,659	586,713,145
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	40,667,379	361,126,327
Floating Rate Income, Class NAV, JHF II (Bain Capital)	27,608,069	211,753,889
High Yield, Class NAV, JHBT (MIM US) (B)	89,202,504	283,663,964
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	23,139,147	215,656,849
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	65,198,378	688,494,871
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	5,744,577	60,432,947
Alternative and specialty - 5.6%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	4,673,894	48,421,546
Diversified Macro, Class NAV, JHIT (Graham)	5,163,220	46,933,669
Diversified Real Assets, Class NAV, JHIT (Deutsche/MIM NA/Wellington) (B)	24,692,585	198,281,459
Health Sciences, Class NAV, JHF II (T. Rowe Price)	21,627,889	115,276,650
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	4,721,624	46,413,560
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	19,384,700	87,231,150

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $8,425,218,959)		$9,359,358,545
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	15

MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value

UNAFFILIATED INVESTMENT COMPANIES - 2.6%
Equity - 0.0%
Fidelity International Index Fund	72,425	$2,773,151
Fixed income - 2.6%
Fidelity Inflation Protected Bond Index Fund	22,897,653	244,546,938

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $225,094,597)		$247,320,089
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	303,543	102,372

TOTAL COMMON STOCKS (Cost $129,115)		$102,372
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.0%
U.S. Government - 0.0%
U.S. Treasury Note, 1.625%, 08/15/2029	2,930,100	3,196,556

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,887,921)		$3,196,556
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1158% (F)	27,726	27,726

TOTAL SHORT-TERM INVESTMENTS (Cost $27,726)		$27,726
Total investments (Cost $8,653,358,318) - 100.0%		$9,610,005,288
Other assets and liabilities, net - 0.0%		782,694
TOTAL NET ASSETS - 100.0%		$9,610,787,982
MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO

As of 6-30-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 95.4%
Equity - 38.7%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,576,859	$76,603,827
Capital Appreciation, Class NAV, JHF II (Jennison)	2,628,833	49,500,917
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	11,487,226	127,508,207
Disciplined Value, Class NAV, JHF III (Boston Partners)	2,871,684	49,191,951
Disciplined Value International, Class NAV, JHIT (Boston Partners)	4,214,952	45,268,581
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,496,690	28,562,132
Equity Income, Class NAV, JHF II (T. Rowe Price)	5,269,829	79,996,009
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	2,943,622	32,762,518
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	1,224,775	62,549,239
MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Global Equity, Class NAV, JHF II (MIM US) (B)	4,165,857	$46,949,213
Global Shareholder Yield, Class NAV, JHF III (Epoch)	3,613,569	34,834,801
International Dynamic Growth, Class NAV, JHIT (Axiom)	1,208,910	14,361,855
International Growth, Class NAV, JHF III (Wellington)	1,222,665	35,946,340
International Small Company, Class NAV, JHF II (DFA)	2,623,773	24,637,225
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	12,682,311	111,857,983
Mid Cap Stock, Class NAV, JHF II (Wellington)	2,358,111	57,985,948
Mid Value, Class NAV, JHF II (T. Rowe Price)	4,441,537	59,916,340
Multifactor Emerging Markets ETF, JHETF (DFA)	1,023,079	23,244,355
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	1,723,412	31,142,059
Small Cap Value, Class NAV, JHF II (Wellington)	2,169,388	33,148,250
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	8,902,775	84,576,366
Fixed income - 51.5%
Asia Pacific Total Return Bond, Class NAV, JHF II (MIM US) (B)	5,144,301	50,414,148
Bond, Class NAV, JHSB (MIM US) (B)	20,553,357	341,185,733
Core Bond, Class NAV, JHF II (Wells Capital)	26,501,336	365,983,455
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	15,473,269	137,402,632
Floating Rate Income, Class NAV, JHF II (Bain Capital)	12,391,630	95,043,805
High Yield, Class NAV, JHBT (MIM US) (B)	33,665,711	107,056,962
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	4,749,195	47,349,475
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	7,429,647	69,244,305
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	22,874,906	241,559,007
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	2,233,128	23,492,503
Alternative and specialty - 5.2%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	2,210,350	22,899,226
Alternative Risk Premia, Class NAV, JHIT (Unigestion)	3,051,677	25,237,367
Diversified Real Assets, Class NAV, JHIT (Deutsche/MIM NA/Wellington) (B)	5,788,138	46,478,747
Infrastructure, Class NAV, JHIT (Wellington)	1,201,834	14,265,773
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	4,279,756	42,070,004

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,545,044,362)		$2,740,227,258
UNAFFILIATED INVESTMENT COMPANIES - 4.6%
Equity - 0.5%
Fidelity International Index Fund	360,491	13,803,194
16	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - 4.1%
Fidelity Inflation Protected Bond Index Fund	10,941,770	$116,858,107

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $120,322,832)		$130,661,301
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	50,910	17,170

TOTAL COMMON STOCKS (Cost $21,655)		$17,170
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.0%
U.S. Government - 0.0%
U.S. Treasury Note, 1.625%, 08/15/2029	987,100	1,076,864

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $972,890)		$1,076,864
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1158% (F)	13,678	13,678

TOTAL SHORT-TERM INVESTMENTS (Cost $13,678)		$13,678
Total investments (Cost $2,666,375,417) - 100.0%		$2,871,996,271
Other assets and liabilities, net - (0.0%)		(628,748)
TOTAL NET ASSETS - 100.0%		$2,871,367,523
MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO

As of 6-30-20 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 92.6%
Equity - 17.0%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	323,569	$15,718,978
Capital Appreciation, Class NAV, JHF II (Jennison)	364,124	6,856,453
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	6,052,655	67,184,472
Disciplined Value, Class NAV, JHF III (Boston Partners)	738,749	12,654,770
Disciplined Value International, Class NAV, JHIT (Boston Partners)	859,950	9,235,862
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,307,658	14,959,603
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,205,230	18,295,393
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	1,405,680	15,645,214
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	195,717	9,995,262
Global Equity, Class NAV, JHF II (MIM US) (B)	1,920,308	21,641,876
Global Shareholder Yield, Class NAV, JHF III (Epoch)	1,578,446	15,216,220
MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
International Dynamic Growth, Class NAV, JHIT (Axiom)	415,458	$4,935,641
International Growth, Class NAV, JHF III (Wellington)	455,565	13,393,615
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	7,598,306	67,017,057
Mid Cap Stock, Class NAV, JHF II (Wellington)	837,412	20,591,972
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,611,187	21,734,917
Multifactor Emerging Markets ETF, JHETF (DFA)	36,454	828,235
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	751,729	13,583,744
Small Cap Value, Class NAV, JHF II (Wellington)	963,213	14,717,891
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	3,496,084	33,212,799
Fixed income - 68.3%
Asia Pacific Total Return Bond, Class NAV, JHF II (MIM US) (B)	4,435,296	43,465,904
Bond, Class NAV, JHSB (MIM US) (B)	24,352,840	404,257,147
Core Bond, Class NAV, JHF II (Wells Capital)	30,883,082	426,495,361
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	14,193,441	126,037,753
Floating Rate Income, Class NAV, JHF II (Bain Capital)	13,231,351	101,484,466
High Yield, Class NAV, JHBT (MIM US) (B)	34,456,576	109,571,912
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	5,957,746	59,398,727
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	7,625,775	71,072,227
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	22,128,285	233,674,687
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	1,863,670	19,605,806
Alternative and specialty - 7.3%
Absolute Return Currency, Class NAV, JHF II (First Quadrant)	2,313,199	23,964,739
Alternative Risk Premia, Class NAV, JHIT (Unigestion)	3,173,695	26,246,456
Diversified Real Assets, Class NAV, JHIT (Deutsche/MIM NA/Wellington) (B)	4,180,845	33,572,189
Infrastructure, Class NAV, JHIT (Wellington)	3,414,017	40,524,384
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	4,738,201	46,576,517

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,071,540,877)		$2,163,368,249
UNAFFILIATED INVESTMENT COMPANIES - 6.6%
Equity - 0.4%
Fidelity International Index Fund	227,643	8,716,459
Fixed income - 6.2%
Fidelity Inflation Protected Bond Index Fund	13,689,089	146,199,465

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $141,791,010)		$154,915,924
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	17

MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.8%
U.S. Government - 0.8%
U.S. Treasury Note, 1.625%, 08/15/2029	16,475,100	$17,973,304

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $16,032,549)		$17,973,304
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.1158% (F)	19,607	19,607

TOTAL SHORT-TERM INVESTMENTS (Cost $19,607)		$19,607
Total investments (Cost $2,229,384,043) - 100.0%		$2,336,277,084
Other assets and liabilities, net - (0.0%)		(297,248)
TOTAL NET ASSETS - 100.0%		$2,335,979,836
Percentages are based upon net assets.
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHIT II	John Hancock Investment Trust II
JHSB	John Hancock Sovereign Bond Fund
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	Restricted security as to resale, excluding 144A securities.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(F)	The rate shown is the annualized seven-day yield as of 6-30-20.
18	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 6-30-20 (unaudited)

	Multimanager Lifestyle Aggressive Portfolio	Multimanager Lifestyle Growth Portfolio	Multimanager Lifestyle Balanced Portfolio	Multimanager Lifestyle Moderate Portfolio	Multimanager Lifestyle Conservative Portfolio
Assets
Unaffiliated investments, at value	$75,142	$109,195,385	$250,646,743	$131,769,013	$172,908,835
Affiliated investments, at value	3,301,910,379	9,679,895,651	9,359,358,545	2,740,227,258	2,163,368,249
Total investments, at value	3,301,985,521	9,789,091,036	9,610,005,288	2,871,996,271	2,336,277,084
Dividends and interest receivable	472,432	4,760,748	8,073,475	3,151,542	3,277,256
Receivable for fund shares sold	260,876	885,806	1,228,105	981,076	1,351,598
Receivable for investments sold	11,433,150	29,699,593	37,192,583	8,857,163	7,249,271
Receivable from affiliates	136	456	492	186	178
Other assets	73,490	100,541	115,017	81,909	89,811
Total assets	3,314,225,605	9,824,538,180	9,656,614,960	2,885,068,147	2,348,245,198
Liabilities
Due to custodian	598,382	103,692	1,300,026	399,797	33
Distributions payable	—	—	63,150	82,183	133,959
Payable for investments purchased	75,888	3,518,696	7,283,856	2,994,569	3,141,564
Payable for fund shares repurchased	11,022,293	30,522,991	36,574,705	10,002,926	8,795,104
Payable to affiliates
Accounting and legal services fees	80,325	237,621	233,127	70,843	59,924
Transfer agent fees	59,160	204,788	221,187	85,317	80,747
Distribution and service fees	2,291	5,213	4,652	2,092	1,681
Trustees' fees	6,990	20,850	20,751	6,119	4,532
Other liabilities and accrued expenses	60,346	127,431	125,524	56,778	47,818
Total liabilities	11,905,675	34,741,282	45,826,978	13,700,624	12,265,362
Net assets	$3,302,319,930	$9,789,796,898	$9,610,787,982	$2,871,367,523	$2,335,979,836
Net assets consist of
Paid-in capital	$2,775,873,066	$8,481,503,272	$8,540,845,991	$2,649,331,140	$2,239,525,547
Total distributable earnings (loss)	526,446,864	1,308,293,626	1,069,941,991	222,036,383	96,454,289
Net assets	$3,302,319,930	$9,789,796,898	$9,610,787,982	$2,871,367,523	$2,335,979,836
Unaffiliated investments, at cost	$94,139	$99,161,159	$228,139,359	$121,331,055	$157,843,166
Affiliated investments, at cost	2,845,436,160	8,567,190,449	8,425,218,959	2,545,044,362	2,071,540,877
Total investments, at cost	2,845,530,299	8,666,351,608	8,653,358,318	2,666,375,417	2,229,384,043
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$480,374,751	$1,606,512,272	$1,727,268,638	$654,523,895	$619,086,440
Shares outstanding	35,250,181	115,900,490	124,706,047	49,968,016	47,806,909
Net asset value and redemption price per share	$13.63	$13.86	$13.85	$13.10	$12.95
Class B1
Net assets	$1,633,407	$6,050,997	$6,924,667	$2,882,938	$2,543,287
Shares outstanding	119,952	436,473	500,635	219,142	196,276
Net asset value, offering price and redemption price per share	$13.62	$13.86	$13.83	$13.16	$12.96
Class C1
Net assets	$72,851,313	$311,038,889	$337,283,200	$145,423,149	$139,331,996
Shares outstanding	5,344,555	22,471,374	24,354,428	11,040,117	10,757,598
Net asset value, offering price and redemption price per share	$13.63	$13.84	$13.85	$13.17	$12.95
Class I
Net assets	$8,197,321	$28,994,935	$33,064,140	$10,481,150	$13,441,075
Shares outstanding	603,189	2,103,465	2,404,095	805,683	1,039,841
Net asset value, offering price and redemption price per share	$13.59	$13.78	$13.75	$13.01	$12.93
Class R1
Net assets	$4,269,328	$10,546,833	$6,387,528	$3,704,858	$4,110,530
Shares outstanding	313,204	757,886	463,797	282,645	317,684
Net asset value, offering price and redemption price per share	$13.63	$13.92	$13.77	$13.11	$12.94
Class R2
Net assets	$3,640,443	$7,843,018	$5,777,460	$2,057,557	$1,052,517
Shares outstanding	269,460	571,032	420,024	157,638	81,402
Net asset value, offering price and redemption price per share	$13.51	$13.73	$13.76	$13.05	$12.93
Class R3
Net assets	$2,803,214	$6,476,591	$9,781,773	$3,508,192	$3,440,927
Shares outstanding	206,690	468,807	708,529	268,039	266,436
Net asset value, offering price and redemption price per share	$13.56	$13.82	$13.81	$13.09	$12.91
Class R4
Net assets	$3,354,360	$5,498,307	$6,781,440	$3,200,819	$3,241,027
Shares outstanding	247,375	397,113	490,829	245,818	250,860
Net asset value, offering price and redemption price per share	$13.56	$13.85	$13.82	$13.02	$12.92
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	19

STATEMENTS OF ASSETS AND LIABILITIES 6-30-20 (unaudited)

Continued
	Multimanager Lifestyle Aggressive Portfolio	Multimanager Lifestyle Growth Portfolio	Multimanager Lifestyle Balanced Portfolio	Multimanager Lifestyle Moderate Portfolio	Multimanager Lifestyle Conservative Portfolio
Class R5
Net assets	$1,599,483	$7,326,746	$13,234,270	$7,021,482	$3,310,858
Shares outstanding	117,608	527,525	956,201	539,377	256,150
Net asset value, offering price and redemption price per share	$13.60	$13.89	$13.84	$13.02	$12.93
Class R6
Net assets	$52,466,376	$132,529,328	$152,925,168	$39,574,399	$27,493,737
Shares outstanding	3,860,115	9,602,827	11,125,170	3,046,317	2,128,436
Net asset value, offering price and redemption price per share	$13.59	$13.80	$13.75	$12.99	$12.92
Class 1
Net assets	$2,671,129,934	$7,349,586,800	$7,159,587,476	$1,938,159,903	$1,518,927,442
Shares outstanding	196,905,349	532,544,537	520,977,909	148,908,204	117,567,518
Net asset value, offering price and redemption price per share	$13.57	$13.80	$13.74	$13.02	$12.92
Class 5
Net assets	—	$317,392,182	$151,772,222	$60,829,181	—
Shares outstanding	—	23,032,797	11,037,853	4,681,823	—
Net asset value, offering price and redemption price per share	—	$13.78	$13.75	$12.99	—
Maximum offering price per share
Class A (net asset value per share ÷ 95.5%)[2]	$14.27	$14.51	$14.50	$13.72	$13.56

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
20	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the six months ended 6-30-20 (unaudited)

	Multimanager Lifestyle Aggressive Portfolio	Multimanager Lifestyle Growth Portfolio	Multimanager Lifestyle Balanced Portfolio	Multimanager Lifestyle Moderate Portfolio	Multimanager Lifestyle Conservative Portfolio
Investment income
Income distributions received from affiliated investments	$3,299,668	$34,448,191	$59,107,059	$24,110,231	$24,019,341
Interest	53	406,633	971,168	242,804	482,673
Dividends	—	267,601	528,120	243,038	282,450
Total investment income	3,299,721	35,122,425	60,606,347	24,596,073	24,784,464
Expenses
Investment management fees	3,137,706	8,929,506	8,962,932	2,683,169	2,493,469
Distribution and service fees	1,782,089	5,914,743	6,241,090	2,266,830	2,025,212
Accounting and legal services fees	255,711	768,403	765,705	230,066	188,039
Transfer agent fees	359,511	1,250,347	1,354,691	521,401	483,531
Trustees' fees	32,635	96,193	94,321	27,859	21,825
Custodian fees	20,994	22,070	22,070	22,070	21,573
State registration fees	75,708	86,992	93,231	78,883	82,942
Printing and postage	32,593	85,186	74,379	34,206	29,515
Professional fees	50,399	109,923	108,972	48,272	41,655
Other	39,138	85,007	87,517	34,178	32,506
Total expenses	5,786,484	17,348,370	17,804,908	5,946,934	5,420,267
Less expense reductions	(2,312,101)	(5,681,175)	(4,892,729)	(1,210,127)	(977,028)
Net expenses	3,474,383	11,667,195	12,912,179	4,736,807	4,443,239
Net investment income (loss)	(174,662)	23,455,230	47,694,168	19,859,266	20,341,225
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	28,477	9,950,618	15,303,541	4,326,995	4,790,253
Affiliated investments	1,668,653	7,061,998	1,901,302	(1,899,046)	(886,640)
	1,697,130	17,012,616	17,204,843	2,427,949	3,903,613
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(10,646)	5,485,792	13,414,235	4,555,938	9,610,167
Affiliated investments	(200,566,122)	(469,582,298)	(328,208,186)	(60,287,825)	(17,857,191)
	(200,576,768)	(464,096,506)	(314,793,951)	(55,731,887)	(8,247,024)
Net realized and unrealized loss	(198,879,638)	(447,083,890)	(297,589,108)	(53,303,938)	(4,343,411)
Increase (decrease) in net assets from operations	$(199,054,300)	$(423,628,660)	$(249,894,940)	$(33,444,672)	$15,997,814
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	21

STATEMENTS OF CHANGES IN NET ASSETS

	Multimanager Lifestyle Aggressive Portfolio		Multimanager Lifestyle Growth Portfolio		Multimanager Lifestyle Balanced Portfolio
	Six months ended 6-30-20 (unaudited)	Year ended 12-31-19	Six months ended 6-30-20 (unaudited)	Year ended 12-31-19	Six months ended 6-30-20 (unaudited)	Year ended 12-31-19
Increase (decrease) in net assets
From operations
Net investment income (loss)	$(174,662)	$45,719,656	$23,455,230	$174,193,525	$47,694,168	$207,387,610
Net realized gain	1,697,130	247,692,866	17,012,616	631,087,988	17,204,843	485,286,184
Change in net unrealized appreciation (depreciation)	(200,576,768)	523,967,308	(464,096,506)	1,351,677,490	(314,793,951)	1,157,218,131
Increase (decrease) in net assets resulting from operations	(199,054,300)	817,379,830	(423,628,660)	2,156,959,003	(249,894,940)	1,849,891,925
Distributions to shareholders
From earnings
Class A	—	(63,146,238)	—	(184,359,416)	(5,891,835)	(150,751,543)
Class B	—	(397,814)	—	(1,412,369)	(811)	(1,146,996)
Class C	—	(10,273,286)	—	(39,097,084)	(39,457)	(32,356,611)
Class I	—	(1,540,334)	—	(3,797,324)	(164,906)	(3,612,043)
Class R1	—	(556,850)	—	(1,392,127)	(12,086)	(704,575)
Class R2	—	(604,092)	—	(1,221,559)	(19,195)	(848,423)
Class R3	—	(1,007,673)	—	(1,257,316)	(28,524)	(1,472,703)
Class R4	—	(584,829)	—	(634,012)	(28,522)	(646,619)
Class R5	—	(257,138)	—	(895,576)	(67,222)	(1,217,031)
Class R6	—	(6,262,516)	—	(14,158,102)	(781,006)	(11,348,222)
Class 1	—	(377,410,116)	—	(914,476,733)	(37,539,216)	(704,102,099)
Class 5	—	—	—	(37,341,839)	(820,614)	(14,055,998)
Total distributions	—	(462,040,886)	—	(1,200,043,457)	(45,393,394)	(922,262,863)
Portfolio share transactions
From portfolio share transactions	(199,617,479)	(72,452,749)	(631,685,729)	(440,668,874)	(648,509,073)	(742,951,166)
Total increase (decrease)	(398,671,779)	282,886,195	(1,055,314,389)	516,246,672	(943,797,407)	184,677,896
Net assets
Beginning of period	3,700,991,709	3,418,105,514	10,845,111,287	10,328,864,615	10,554,585,389	10,369,907,493
End of period	$3,302,319,930	$3,700,991,709	$9,789,796,898	$10,845,111,287	$9,610,787,982	$10,554,585,389
22	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	Multimanager Lifestyle Moderate Portfolio		Multimanager Lifestyle Conservative Portfolio
	Six months ended 6-30-20 (unaudited)	Year ended 12-31-19	Six months ended 6-30-20 (unaudited)	Year ended 12-31-19
Increase (decrease) in net assets
From operations
Net investment income	$19,859,266	$70,409,220	$20,341,225	$58,801,896
Net realized gain	2,427,949	79,787,513	3,903,613	30,629,902
Change in net unrealized appreciation (depreciation)	(55,731,887)	299,678,165	(8,247,024)	176,079,872
Increase (decrease) in net assets resulting from operations	(33,444,672)	449,874,898	15,997,814	265,511,670
Distributions to shareholders
From earnings
Class A	(3,644,684)	(39,304,950)	(7,294,665)	(20,506,292)
Class B	(7,127)	(286,780)	(28,546)	(166,746)
Class C	(320,131)	(8,524,760)	(1,236,949)	(4,667,119)
Class I	(77,303)	(834,992)	(182,603)	(550,182)
Class R1	(14,921)	(236,096)	(48,235)	(167,245)
Class R2	(10,824)	(143,854)	(13,129)	(91,934)
Class R3	(21,451)	(350,068)	(35,665)	(123,311)
Class R4	(20,584)	(200,819)	(43,171)	(109,198)
Class R5	(50,764)	(398,679)	(39,310)	(141,118)
Class R6	(290,106)	(2,259,682)	(382,673)	(986,776)
Class 1	(14,442,547)	(141,539,227)	(21,430,405)	(63,354,688)
Class 5	(459,187)	(4,026,693)	—	—
Total distributions	(19,359,629)	(198,106,600)	(30,735,351)	(90,864,609)
Portfolio share transactions
From portfolio share transactions	(161,681,814)	(257,876,932)	(35,761,895)	(132,214,788)
Total increase (decrease)	(214,486,115)	(6,108,634)	(50,499,432)	42,432,273
Net assets
Beginning of period	3,085,853,638	3,091,962,272	2,386,479,268	2,344,046,995
End of period	$2,871,367,523	$3,085,853,638	$2,335,979,836	$2,386,479,268
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	23

Financial highlights
Multimanager Lifestyle Aggressive Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)[3]	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[4,5]	Expenses before reductions (%)[6]	Expenses including reductions (%)[6]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Aggressive Portfolio
Class A
06-30-2020 [7]	14.39	(0.02)	(0.74)	(0.76)	—	—	—	13.63	(5.28) [8]	0.65 [9]	0.50 [9]	(0.29) [9]	480	3
12-31-2019	13.10	0.15	3.12	3.27	(0.16)	(1.82)	(1.98)	14.39	24.92	0.64	0.49	1.03	521	29
12-31-2018	16.52	0.12	(1.82)	(1.70)	(0.12)	(1.60)	(1.72)	13.10	(10.19)	0.56	0.48	0.72	439	22
12-31-2017	14.72	0.13	3.23	3.36	(0.13)	(1.43)	(1.56)	16.52	22.79	0.55	0.48	0.79	499	23
12-31-2016	14.87	0.12	0.91	1.03	(0.12)	(1.06)	(1.18)	14.72	6.92	0.53	0.47	0.78	419	31
12-31-2015	16.29	0.11	(0.34)	(0.23)	(0.10)	(1.09)	(1.19)	14.87	(1.54)	0.52	0.47	0.64	411	15
Class B
06-30-2020 [7]	14.43	(0.07)	(0.74)	(0.81)	—	—	—	13.62	(5.61) [8]	1.35 [9]	1.21 [9]	(1.06) [9]	2	3
12-31-2019	13.14	(0.01)	3.18	3.17	(0.06)	(1.82)	(1.88)	14.43	24.05	1.34	1.20	(0.08)	3	29
12-31-2018	16.55	(0.03)	(1.78)	(1.81)	— [10]	(1.60)	(1.60)	13.14	(10.82)	1.26	1.18	(0.17)	6	22
12-31-2017	14.75	(0.02)	3.26	3.24	(0.01)	(1.43)	(1.44)	16.55	21.97	1.25	1.18	(0.10)	10	23
12-31-2016	14.90	(0.01)	0.93	0.92	(0.01)	(1.06)	(1.07)	14.75	6.15	1.23	1.19	(0.08)	12	31
12-31-2015	16.33	(0.04)	(0.32)	(0.36)	—	(1.07)	(1.07)	14.90	(2.31)	1.24	1.21	(0.26)	16	15
Class C
06-30-2020 [7]	14.44	(0.07)	(0.74)	(0.81)	—	—	—	13.63	(5.61) [8]	1.35 [9]	1.21 [9]	(1.02) [9]	73	3
12-31-2019	13.15	0.03	3.14	3.17	(0.06)	(1.82)	(1.88)	14.44	24.03	1.34	1.20	0.21	89	29
12-31-2018	16.57	(0.02)	(1.80)	(1.82)	— [10]	(1.60)	(1.60)	13.15	(10.87)	1.26	1.18	(0.14)	91	22
12-31-2017	14.76	— [10]	3.25	3.25	(0.01)	(1.43)	(1.44)	16.57	22.03	1.25	1.18	(0.03)	148	23
12-31-2016	14.92	— [10]	0.91	0.91	(0.01)	(1.06)	(1.07)	14.76	6.07	1.23	1.19	0.01	155	31
12-31-2015	16.33	(0.02)	(0.32)	(0.34)	—	(1.07)	(1.07)	14.92	(2.19)	1.22	1.19	(0.11)	167	15
Class I
06-30-2020 [7]	14.33	— [10]	(0.74)	(0.74)	—	—	—	13.59	(5.16) [8]	0.35 [9]	0.20 [9]	(0.01) [9]	8	3
12-31-2019	13.04	0.20	3.11	3.31	(0.20)	(1.82)	(2.02)	14.33	25.38	0.34	0.19	1.35	11	29
12-31-2018	16.47	0.15	(1.81)	(1.66)	(0.17)	(1.60)	(1.77)	13.04	(9.98)	0.28	0.18	0.91	10	22
12-31-2017	14.67	0.22	3.19	3.41	(0.18)	(1.43)	(1.61)	16.47	23.20	0.24	0.17	1.33	10	23
12-31-2016	14.83	0.19	0.87	1.06	(0.16)	(1.06)	(1.22)	14.67	7.18	0.22	0.17	1.25	4	31
12-31-2015 [11]	17.07	0.28	(1.28)	(1.00)	(0.15)	(1.09)	(1.24)	14.83	(5.98) [8]	0.20 [9]	0.17 [9]	2.56 [9]	3	15 [12]
Class R1
06-30-2020 [7]	14.42	(0.04)	(0.75)	(0.79)	—	—	—	13.63	(5.48) [8]	0.98 [9]	0.84 [9]	(0.63) [9]	4	3
12-31-2019	13.12	0.08	3.15	3.23	(0.11)	(1.82)	(1.93)	14.42	24.59	0.97	0.83	0.52	5	29
12-31-2018	16.55	0.04	(1.81)	(1.77)	(0.06)	(1.60)	(1.66)	13.12	(10.58)	0.92	0.83	0.25	5	22
12-31-2017	14.74	0.05	3.26	3.31	(0.07)	(1.43)	(1.50)	16.55	22.44	0.89	0.82	0.33	6	23
12-31-2016	14.90	0.05	0.91	0.96	(0.06)	(1.06)	(1.12)	14.74	6.48	0.88	0.84	0.35	6	31
12-31-2015	16.32	0.02	(0.31)	(0.29)	(0.04)	(1.09)	(1.13)	14.90	(1.89)	0.89	0.86	0.12	7	15
Class R2
06-30-2020 [7]	14.27	(0.03)	(0.73)	(0.76)	—	—	—	13.51	(5.33) [8]	0.74 [9]	0.60 [9]	(0.39) [9]	4	3
12-31-2019	13.00	0.13	3.11	3.24	(0.15)	(1.82)	(1.97)	14.27	24.76	0.72	0.59	0.88	5	29
12-31-2018	16.42	0.08	(1.79)	(1.71)	(0.11)	(1.60)	(1.71)	13.00	(10.28)	0.68	0.59	0.49	4	22
12-31-2017	14.64	0.07	3.25	3.32	(0.11)	(1.43)	(1.54)	16.42	22.67	0.64	0.57	0.41	6	23
12-31-2016	14.80	0.10	0.90	1.00	(0.10)	(1.06)	(1.16)	14.64	6.78	0.62	0.58	0.67	7	31
12-31-2015	16.22	0.07	(0.32)	(0.25)	(0.08)	(1.09)	(1.17)	14.80	(1.65)	0.65	0.60	0.44	5	15
Class R3
06-30-2020 [7]	14.34	(0.04)	(0.74)	(0.78)	—	—	—	13.56	(5.44) [8]	0.88 [9]	0.74 [9]	(0.59) [9]	3	3
12-31-2019	13.06	0.10	3.12	3.22	(0.12)	(1.82)	(1.94)	14.34	24.65	0.88	0.75	0.70	8	29
12-31-2018	16.48	0.07	(1.81)	(1.74)	(0.08)	(1.60)	(1.68)	13.06	(10.46)	0.81	0.72	0.44	8	22
12-31-2017	14.68	0.23	3.09	3.32	(0.09)	(1.43)	(1.52)	16.48	22.58	0.80	0.73	1.38	10	23
12-31-2016	14.84	0.07	0.91	0.98	(0.08)	(1.06)	(1.14)	14.68	6.59	0.77	0.73	0.45	5	31
12-31-2015	16.27	0.06	(0.35)	(0.29)	(0.05)	(1.09)	(1.14)	14.84	(1.86)	0.81	0.78	0.34	6	15
Class R4
06-30-2020 [7]	14.31	(0.01)	(0.74)	(0.75)	—	—	—	13.56	(5.24) [8]	0.59 [9]	0.35 [9]	(0.16) [9]	3	3
12-31-2019	13.03	0.17	3.11	3.28	(0.18)	(1.82)	(2.00)	14.31	25.16	0.58	0.34	1.14	5	29
12-31-2018	16.45	0.11	(1.78)	(1.67)	(0.15)	(1.60)	(1.75)	13.03	(10.08)	0.52	0.33	0.69	4	22
12-31-2017	14.66	0.16	3.21	3.37	(0.15)	(1.43)	(1.58)	16.45	22.98	0.50	0.33	1.00	8	23
12-31-2016	14.81	0.11	0.94	1.05	(0.14)	(1.06)	(1.20)	14.66	7.10	0.47	0.33	0.76	7	31
12-31-2015	16.24	0.10	(0.32)	(0.22)	(0.12)	(1.09)	(1.21)	14.81	(1.46)	0.51	0.38	0.60	6	15
24	JOHN HANCOCK MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager Lifestyle Aggressive Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)[3]	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[4,5]	Expenses before reductions (%)[6]	Expenses including reductions (%)[6]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class R5
06-30-2020 [7]	14.33	— [10]	(0.73)	(0.73)	—	—	—	13.60	(5.09) [8]	0.29 [9]	0.15 [9]	0.03 [9]	2	3
12-31-2019	13.05	0.17	3.15	3.32	(0.22)	(1.82)	(2.04)	14.33	25.36	0.27	0.13	1.17	3	29
12-31-2018	16.48	0.11	(1.76)	(1.65)	(0.18)	(1.60)	(1.78)	13.05	(9.91)	0.22	0.13	0.66	3	22
12-31-2017	14.68	0.17	3.24	3.41	(0.18)	(1.43)	(1.61)	16.48	23.25	0.20	0.13	1.04	7	23
12-31-2016	14.83	0.15	0.93	1.08	(0.17)	(1.06)	(1.23)	14.68	7.30	0.17	0.13	1.01	7	31
12-31-2015	16.26	0.13	(0.31)	(0.18)	(0.16)	(1.09)	(1.25)	14.83	(1.25)	0.19	0.16	0.81	8	15
Class R6
06-30-2020 [7]	14.32	0.01	(0.74)	(0.73)	—	—	—	13.59	(5.10) [8]	0.24 [9]	0.10 [9]	0.12 [9]	52	3
12-31-2019	13.04	0.24	3.08	3.32	(0.22)	(1.82)	(2.04)	14.32	25.41	0.23	0.10	1.60	50	29
12-31-2018	16.47	0.22	(1.86)	(1.64)	(0.19)	(1.60)	(1.79)	13.04	(9.87)	0.17	0.08	1.31	33	22
12-31-2017	14.67	0.25	3.17	3.42	(0.19)	(1.43)	(1.62)	16.47	23.32	0.15	0.08	1.51	29	23
12-31-2016	14.82	0.16	0.93	1.09	(0.18)	(1.06)	(1.24)	14.67	7.38	0.12	0.06	1.10	18	31
12-31-2015	16.23	0.18	(0.33)	(0.15)	(0.17)	(1.09)	(1.26)	14.82	(1.07)	0.13	0.06	1.12	21	15
Class 1
06-30-2020 [7]	14.30	— [10]	(0.73)	(0.73)	—	—	—	13.57	(5.10) [8]	0.28 [9]	0.14 [9]	0.07 [9]	2,671	3
12-31-2019	13.02	0.20	3.11	3.31	(0.21)	(1.82)	(2.03)	14.30	25.41	0.27	0.13	1.31	3,001	29
12-31-2018	16.45	0.17	(1.82)	(1.65)	(0.18)	(1.60)	(1.78)	13.02	(9.92)	0.20	0.12	1.03	2,815	22
12-31-2017	14.65	0.18	3.24	3.42	(0.19)	(1.43)	(1.62)	16.45	23.31	0.19	0.12	1.08	3,548	23
12-31-2016	14.81	0.16	0.91	1.07	(0.17)	(1.06)	(1.23)	14.65	7.26	0.16	0.11	1.10	3,360	31
12-31-2015	16.22	0.16	(0.32)	(0.16)	(0.16)	(1.09)	(1.25)	14.81	(1.12)	0.14	0.11	0.94	3,560	15

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Capital gain distributions may vary between classes due to expense differences applied to ordinary income distributions from underlying funds.
[4] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5] Does not reflect the effect of sales charges, if any.
[6] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[7] Six months ended 6-30-20. Unaudited.
[8] Not annualized.
[9] Annualized.
[10] Less than $0.005 per share.
[11] The inception date for Class I shares is 5-1-15.
[12] Portfolio turnover is shown for the period from 1-1-15 to 12-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO	25

Financial highlights continued
Multimanager Lifestyle Growth Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)[3]	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[4,5]	Expenses before reductions (%)[6]	Expenses including reductions (%)[6]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Growth Portfolio
Class A
06-30-2020 [7]	14.40	0.01	(0.55)	(0.54)	—	—	—	13.86	(3.75) [8]	0.64 [9]	0.51 [9]	0.23 [9]	1,607	5
12-31-2019	13.23	0.21	2.69	2.90	(0.21)	(1.52)	(1.73)	14.40	21.89	0.62	0.51	1.39	1,714	29
12-31-2018	16.16	0.20	(1.62)	(1.42)	(0.20)	(1.31)	(1.51)	13.23	(8.70)	0.55	0.48	1.22	1,502	20
12-31-2017	14.77	0.19	2.59	2.78	(0.20)	(1.19)	(1.39)	16.16	18.84	0.54	0.48	1.17	1,719	24
12-31-2016	14.89	0.18	0.82	1.00	(0.20)	(0.92)	(1.12)	14.77	6.69	0.52	0.47	1.19	1,587	28
12-31-2015	16.35	0.19	(0.41)	(0.22)	(0.19)	(1.05)	(1.24)	14.89	(1.45)	0.51	0.47	1.17	1,611	15
Class B
06-30-2020 [7]	14.45	(0.04)	(0.55)	(0.59)	—	—	—	13.86	(4.08) [8]	1.34 [9]	1.23 [9]	(0.56) [9]	6	5
12-31-2019	13.28	0.05	2.75	2.80	(0.11)	(1.52)	(1.63)	14.45	21.01	1.32	1.21	0.31	14	29
12-31-2018	16.20	0.05	(1.57)	(1.52)	(0.09)	(1.31)	(1.40)	13.28	(9.33)	1.25	1.18	0.31	26	20
12-31-2017	14.82	0.05	2.61	2.66	(0.09)	(1.19)	(1.28)	16.20	17.94	1.24	1.18	0.31	46	24
12-31-2016	14.94	0.06	0.82	0.88	(0.08)	(0.92)	(1.00)	14.82	5.92	1.22	1.19	0.37	57	28
12-31-2015	16.39	0.05	(0.38)	(0.33)	(0.07)	(1.05)	(1.12)	14.94	(2.09)	1.22	1.19	0.30	76	15
Class C
06-30-2020 [7]	14.43	(0.03)	(0.56)	(0.59)	—	—	—	13.84	(4.09) [8]	1.34 [9]	1.23 [9]	(0.51) [9]	311	5
12-31-2019	13.27	0.08	2.71	2.79	(0.11)	(1.52)	(1.63)	14.43	21.05	1.32	1.21	0.57	384	29
12-31-2018	16.18	0.06	(1.57)	(1.51)	(0.09)	(1.31)	(1.40)	13.27	(9.34)	1.25	1.18	0.38	414	20
12-31-2017	14.80	0.06	2.60	2.66	(0.09)	(1.19)	(1.28)	16.18	17.97	1.24	1.18	0.40	629	24
12-31-2016	14.92	0.07	0.81	0.88	(0.08)	(0.92)	(1.00)	14.80	5.93	1.22	1.19	0.45	670	28
12-31-2015	16.37	0.07	(0.40)	(0.33)	(0.07)	(1.05)	(1.12)	14.92	(2.09)	1.21	1.19	0.42	730	15
Class I
06-30-2020 [7]	14.30	0.03	(0.55)	(0.52)	—	—	—	13.78	(3.64) [8]	0.34 [9]	0.21 [9]	0.52 [9]	29	5
12-31-2019	13.15	0.25	2.67	2.92	(0.25)	(1.52)	(1.77)	14.30	22.21	0.33	0.21	1.66	33	29
12-31-2018	16.07	0.24	(1.60)	(1.36)	(0.25)	(1.31)	(1.56)	13.15	(8.37)	0.26	0.18	1.47	32	20
12-31-2017	14.69	0.29	2.53	2.82	(0.25)	(1.19)	(1.44)	16.07	19.20	0.23	0.17	1.78	38	24
12-31-2016	14.82	0.34	0.69	1.03	(0.24)	(0.92)	(1.16)	14.69	6.97	0.21	0.17	2.27	16	28
12-31-2015 [10]	16.97	0.23	(1.09)	(0.86)	(0.24)	(1.05)	(1.29)	14.82	(5.17) [8]	0.20 [9]	0.17 [9]	2.11 [9]	6	15 [11]
Class R1
06-30-2020 [7]	14.48	(0.01)	(0.55)	(0.56)	—	—	—	13.92	(3.87) [8]	0.97 [9]	0.86 [9]	(0.14) [9]	11	5
12-31-2019	13.30	0.14	2.72	2.86	(0.16)	(1.52)	(1.68)	14.48	21.48	0.95	0.84	0.97	13	29
12-31-2018	16.23	0.13	(1.60)	(1.47)	(0.15)	(1.31)	(1.46)	13.30	(9.00)	0.89	0.82	0.79	14	20
12-31-2017	14.83	0.13	2.61	2.74	(0.15)	(1.19)	(1.34)	16.23	18.45	0.87	0.82	0.79	18	24
12-31-2016	14.96	0.13	0.80	0.93	(0.14)	(0.92)	(1.06)	14.83	6.24	0.85	0.81	0.83	18	28
12-31-2015	16.41	0.13	(0.40)	(0.27)	(0.13)	(1.05)	(1.18)	14.96	(1.73)	0.86	0.83	0.76	20	15
Class R2
06-30-2020 [7]	14.27	0.01	(0.55)	(0.54)	—	—	—	13.73	(3.78) [8]	0.73 [9]	0.61 [9]	0.10 [9]	8	5
12-31-2019	13.13	0.19	2.67	2.86	(0.20)	(1.52)	(1.72)	14.27	21.72	0.71	0.60	1.28	11	29
12-31-2018	16.05	0.17	(1.59)	(1.42)	(0.19)	(1.31)	(1.50)	13.13	(8.78)	0.64	0.57	1.06	11	20
12-31-2017	14.68	0.14	2.61	2.75	(0.19)	(1.19)	(1.38)	16.05	18.71	0.64	0.58	0.86	13	24
12-31-2016	14.81	0.17	0.80	0.97	(0.18)	(0.92)	(1.10)	14.68	6.56	0.61	0.58	1.14	18	28
12-31-2015	16.27	0.18	(0.42)	(0.24)	(0.17)	(1.05)	(1.22)	14.81	(1.55)	0.62	0.59	1.09	15	15
Class R3
06-30-2020 [7]	14.37	— [12]	(0.55)	(0.55)	—	—	—	13.82	(3.90) [8]	0.85 [9]	0.74 [9]	(0.04) [9]	6	5
12-31-2019	13.21	0.17	2.68	2.85	(0.17)	(1.52)	(1.69)	14.37	21.58	0.85	0.75	1.12	12	29
12-31-2018	16.13	0.15	(1.59)	(1.44)	(0.17)	(1.31)	(1.48)	13.21	(8.87)	0.76	0.68	0.95	11	20
12-31-2017	14.75	0.17	2.57	2.74	(0.17)	(1.19)	(1.36)	16.13	18.54	0.78	0.73	1.05	14	24
12-31-2016	14.87	0.14	0.82	0.96	(0.16)	(0.92)	(1.08)	14.75	6.44	0.74	0.71	0.91	14	28
12-31-2015	16.33	0.12	(0.38)	(0.26)	(0.15)	(1.05)	(1.20)	14.87	(1.70)	0.77	0.74	0.71	18	15
Class R4
06-30-2020 [7]	14.37	0.02	(0.54)	(0.52)	—	—	—	13.85	(3.62) [8]	0.58 [9]	0.36 [9]	0.37 [9]	5	5
12-31-2019	13.21	0.24	2.67	2.91	(0.23)	(1.52)	(1.75)	14.37	22.03	0.56	0.35	1.60	6	29
12-31-2018	16.14	0.16	(1.55)	(1.39)	(0.23)	(1.31)	(1.54)	13.21	(8.56)	0.50	0.33	1.00	5	20
12-31-2017	14.75	0.19	2.62	2.81	(0.23)	(1.19)	(1.42)	16.14	19.03	0.48	0.32	1.19	11	24
12-31-2016	14.87	0.18	0.84	1.02	(0.22)	(0.92)	(1.14)	14.75	6.85	0.46	0.33	1.18	15	28
12-31-2015	16.33	0.18	(0.38)	(0.20)	(0.21)	(1.05)	(1.26)	14.87	(1.30)	0.47	0.34	1.10	19	15
26	JOHN HANCOCK MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager Lifestyle Growth Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)[3]	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[4,5]	Expenses before reductions (%)[6]	Expenses including reductions (%)[6]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class R5
06-30-2020 [7]	14.40	0.04	(0.55)	(0.51)	—	—	—	13.89	(3.54) [8]	0.27 [9]	0.16 [9]	0.57 [9]	7	5
12-31-2019	13.23	0.25	2.70	2.95	(0.26)	(1.52)	(1.78)	14.40	22.28	0.27	0.16	1.65	8	29
12-31-2018	16.16	0.18	(1.54)	(1.36)	(0.26)	(1.31)	(1.57)	13.23	(8.35)	0.21	0.14	1.12	8	20
12-31-2017	14.77	0.24	2.60	2.84	(0.26)	(1.19)	(1.45)	16.16	19.22	0.18	0.13	1.46	22	24
12-31-2016	14.89	0.21	0.84	1.05	(0.25)	(0.92)	(1.17)	14.77	7.05	0.16	0.13	1.40	21	28
12-31-2015	16.35	0.22	(0.38)	(0.16)	(0.25)	(1.05)	(1.30)	14.89	(1.10)	0.16	0.14	1.34	28	15
Class R6
06-30-2020 [7]	14.31	0.04	(0.55)	(0.51)	—	—	—	13.80	(3.56) [8]	0.23 [9]	0.11 [9]	0.63 [9]	133	5
12-31-2019	13.15	0.28	2.67	2.95	(0.27)	(1.52)	(1.79)	14.31	22.39	0.22	0.11	1.92	127	29
12-31-2018	16.08	0.28	(1.63)	(1.35)	(0.27)	(1.31)	(1.58)	13.15	(8.34)	0.15	0.08	1.75	88	20
12-31-2017	14.70	0.33	2.51	2.84	(0.27)	(1.19)	(1.46)	16.08	19.30	0.14	0.08	2.00	78	24
12-31-2016	14.82	0.23	0.83	1.06	(0.26)	(0.92)	(1.18)	14.70	7.16	0.11	0.06	1.56	41	28
12-31-2015	16.28	0.27	(0.42)	(0.15)	(0.26)	(1.05)	(1.31)	14.82	(1.04)	0.11	0.06	1.63	47	15
Class 1
06-30-2020 [7]	14.31	0.04	(0.55)	(0.51)	—	—	—	13.80	(3.56) [8]	0.26 [9]	0.15 [9]	0.58 [9]	7,350	5
12-31-2019	13.16	0.25	2.68	2.93	(0.26)	(1.52)	(1.78)	14.31	22.26	0.25	0.15	1.69	8,188	29
12-31-2018	16.08	0.25	(1.60)	(1.35)	(0.26)	(1.31)	(1.57)	13.16	(8.31)	0.19	0.12	1.53	7,935	20
12-31-2017	14.70	0.24	2.59	2.83	(0.26)	(1.19)	(1.45)	16.08	19.26	0.17	0.12	1.50	9,997	24
12-31-2016	14.83	0.23	0.81	1.04	(0.25)	(0.92)	(1.17)	14.70	7.03	0.15	0.11	1.55	9,850	28
12-31-2015	16.28	0.24	(0.39)	(0.15)	(0.25)	(1.05)	(1.30)	14.83	(1.02)	0.13	0.11	1.46	10,420	15
Class 5
06-30-2020 [7]	14.28	0.04	(0.54)	(0.50)	—	—	—	13.78	(3.50) [8]	0.21 [9]	0.10 [9]	0.64 [9]	317	5
12-31-2019	13.13	0.27	2.67	2.94	(0.27)	(1.52)	(1.79)	14.28	22.36	0.20	0.10	1.81	335	29
12-31-2018	16.06	0.26	(1.61)	(1.35)	(0.27)	(1.31)	(1.58)	13.13	(8.34)	0.14	0.07	1.63	284	20
12-31-2017	14.68	0.26	2.58	2.84	(0.27)	(1.19)	(1.46)	16.06	19.34	0.12	0.07	1.63	314	24
12-31-2016	14.81	0.25	0.80	1.05	(0.26)	(0.92)	(1.18)	14.68	7.09	0.10	0.06	1.65	259	28
12-31-2015	16.26	0.26	(0.40)	(0.14)	(0.26)	(1.05)	(1.31)	14.81	(0.98)	0.08	0.06	1.57	243	15

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Capital gain distributions may vary between classes due to expense differences applied to ordinary income distributions from underlying funds.
[4] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5] Does not reflect the effect of sales charges, if any.
[6] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[7] Six months ended 6-30-20. Unaudited.
[8] Not annualized.
[9] Annualized.
[10] The inception date for Class I shares is 5-1-15.
[11] Portfolio turnover is shown for the period from 1-1-15 to 12-31-15.
[12] Less than $0.005 per share.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO	27

Financial highlights continued
Multimanager Lifestyle Balanced Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)[3]	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[4,5]	Expenses before reductions (%)[6]	Expenses including reductions (%)[6]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Balanced Portfolio
Class A
06-30-2020 [7]	14.20	0.05	(0.35)	(0.30)	(0.05)	—	(0.05)	13.85	(2.11) [8]	0.64 [9]	0.53 [9]	0.75 [9]	1,727	7
12-31-2019	13.06	0.25	2.17	2.42	(0.25)	(1.03)	(1.28)	14.20	18.57	0.62	0.52	1.73	1,805	33
12-31-2018	15.29	0.26	(1.30)	(1.04)	(0.27)	(0.92)	(1.19)	13.06	(6.79)	0.56	0.49	1.74	1,604	18
12-31-2017	14.32	0.24	1.88	2.12	(0.25)	(0.90)	(1.15)	15.29	14.79	0.54	0.48	1.57	1,841	27
12-31-2016	14.31	0.24	0.72	0.96	(0.25)	(0.70)	(0.95)	14.32	6.73	0.52	0.47	1.64	1,782	23
12-31-2015	15.55	0.27	(0.50)	(0.23)	(0.26)	(0.75)	(1.01)	14.31	(1.54)	0.51	0.47	1.69	1,843	13
Class B
06-30-2020 [7]	14.18	— [10]	(0.35)	(0.35)	— [10]	—	— [10]	13.83	(2.46) [8]	1.34 [9]	1.24 [9]	(0.04) [9]	7	7
12-31-2019	13.05	0.10	2.21	2.31	(0.15)	(1.03)	(1.18)	14.18	17.79	1.32	1.23	0.69	15	33
12-31-2018	15.28	0.13	(1.27)	(1.14)	(0.17)	(0.92)	(1.09)	13.05	(7.50)	1.26	1.19	0.87	28	18
12-31-2017	14.32	0.12	1.88	2.00	(0.14)	(0.90)	(1.04)	15.28	13.93	1.24	1.19	0.75	47	27
12-31-2016	14.31	0.12	0.74	0.86	(0.15)	(0.70)	(0.85)	14.32	5.99	1.22	1.19	0.83	59	23
12-31-2015	15.54	0.13	(0.46)	(0.33)	(0.15)	(0.75)	(0.90)	14.31	(2.20)	1.22	1.19	0.85	78	13
Class C
06-30-2020 [7]	14.20	— [10]	(0.35)	(0.35)	— [10]	—	— [10]	13.85	(2.45) [8]	1.34 [9]	1.24 [9]	0.02 [9]	337	7
12-31-2019	13.06	0.13	2.19	2.32	(0.15)	(1.03)	(1.18)	14.20	17.76	1.32	1.23	0.90	417	33
12-31-2018	15.30	0.14	(1.29)	(1.15)	(0.17)	(0.92)	(1.09)	13.06	(7.48)	1.26	1.19	0.92	479	18
12-31-2017	14.33	0.13	1.88	2.01	(0.14)	(0.90)	(1.04)	15.30	13.99	1.24	1.19	0.81	718	27
12-31-2016	14.32	0.13	0.73	0.86	(0.15)	(0.70)	(0.85)	14.33	5.99	1.22	1.19	0.90	792	23
12-31-2015	15.55	0.15	(0.48)	(0.33)	(0.15)	(0.75)	(0.90)	14.32	(2.19)	1.21	1.19	0.95	876	13
Class I
06-30-2020 [7]	14.10	0.07	(0.35)	(0.28)	(0.07)	—	(0.07)	13.75	(1.97) [8]	0.34 [9]	0.23 [9]	1.04 [9]	33	7
12-31-2019	12.97	0.28	2.18	2.46	(0.30)	(1.03)	(1.33)	14.10	18.97	0.33	0.22	1.97	41	33
12-31-2018	15.20	0.31	(1.30)	(0.99)	(0.32)	(0.92)	(1.24)	12.97	(6.55)	0.27	0.19	2.05	40	18
12-31-2017	14.24	0.35	1.80	2.15	(0.29)	(0.90)	(1.19)	15.20	15.15	0.23	0.18	2.25	45	27
12-31-2016	14.24	0.35	0.65	1.00	(0.30)	(0.70)	(1.00)	14.24	7.01	0.21	0.17	2.42	17	23
12-31-2015 [11]	16.00	0.34	(1.08)	(0.74)	(0.27)	(0.75)	(1.02)	14.24	(4.70) [8]	0.20 [9]	0.17 [9]	3.26 [9]	6	13 [12]
Class R1
06-30-2020 [7]	14.12	0.03	(0.36)	(0.33)	(0.02)	—	(0.02)	13.77	(2.29) [8]	0.96 [9]	0.86 [9]	0.39 [9]	6	7
12-31-2019	12.99	0.17	2.19	2.36	(0.20)	(1.03)	(1.23)	14.12	18.20	0.95	0.85	1.21	9	33
12-31-2018	15.22	0.20	(1.29)	(1.09)	(0.22)	(0.92)	(1.14)	12.99	(7.15)	0.91	0.84	1.31	13	18
12-31-2017	14.26	0.19	1.86	2.05	(0.19)	(0.90)	(1.09)	15.22	14.39	0.88	0.83	1.21	17	27
12-31-2016	14.25	0.19	0.72	0.91	(0.20)	(0.70)	(0.90)	14.26	6.39	0.86	0.83	1.28	16	23
12-31-2015	15.48	0.20	(0.48)	(0.28)	(0.20)	(0.75)	(0.95)	14.25	(1.86)	0.86	0.84	1.27	17	13
Class R2
06-30-2020 [7]	14.11	0.04	(0.35)	(0.31)	(0.04)	—	(0.04)	13.76	(2.17) [8]	0.72 [9]	0.62 [9]	0.62 [9]	6	7
12-31-2019	12.98	0.22	2.18	2.40	(0.24)	(1.03)	(1.27)	14.11	18.42	0.72	0.62	1.52	10	33
12-31-2018	15.20	0.25	(1.29)	(1.04)	(0.26)	(0.92)	(1.18)	12.98	(6.85)	0.66	0.59	1.62	12	18
12-31-2017	14.25	0.22	1.86	2.08	(0.23)	(0.90)	(1.13)	15.20	14.61	0.64	0.58	1.45	14	27
12-31-2016	14.24	0.23	0.72	0.95	(0.24)	(0.70)	(0.94)	14.25	6.66	0.61	0.58	1.57	16	23
12-31-2015	15.48	0.25	(0.50)	(0.25)	(0.24)	(0.75)	(0.99)	14.24	(1.66)	0.63	0.59	1.58	14	13
Class R3
06-30-2020 [7]	14.16	0.03	(0.35)	(0.32)	(0.03)	—	(0.03)	13.81	(2.24) [8]	0.87 [9]	0.77 [9]	0.48 [9]	10	7
12-31-2019	13.02	0.21	2.18	2.39	(0.22)	(1.03)	(1.25)	14.16	18.36	0.86	0.77	1.48	18	33
12-31-2018	15.25	0.23	(1.30)	(1.07)	(0.24)	(0.92)	(1.16)	13.02	(7.03)	0.78	0.72	1.52	16	18
12-31-2017	14.29	0.20	1.87	2.07	(0.21)	(0.90)	(1.11)	15.25	14.47	0.78	0.73	1.31	18	27
12-31-2016	14.28	0.20	0.72	0.92	(0.21)	(0.70)	(0.91)	14.29	6.48	0.75	0.72	1.38	22	23
12-31-2015	15.51	0.20	(0.46)	(0.26)	(0.22)	(0.75)	(0.97)	14.28	(1.75)	0.76	0.74	1.30	24	13
Class R4
06-30-2020 [7]	14.17	0.06	(0.35)	(0.29)	(0.06)	—	(0.06)	13.82	(2.04) [8]	0.57 [9]	0.38 [9]	0.89 [9]	7	7
12-31-2019	13.03	0.26	2.18	2.44	(0.27)	(1.03)	(1.30)	14.17	18.79	0.57	0.37	1.82	8	33
12-31-2018	15.26	0.27	(1.29)	(1.02)	(0.29)	(0.92)	(1.21)	13.03	(6.66)	0.51	0.35	1.79	7	18
12-31-2017	14.29	0.23	1.91	2.14	(0.27)	(0.90)	(1.17)	15.26	14.99	0.48	0.33	1.49	13	27
12-31-2016	14.28	0.24	0.74	0.98	(0.27)	(0.70)	(0.97)	14.29	6.90	0.46	0.33	1.68	21	23
12-31-2015	15.52	0.25	(0.46)	(0.21)	(0.28)	(0.75)	(1.03)	14.28	(1.42)	0.47	0.34	1.57	24	13
28	JOHN HANCOCK MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager Lifestyle Balanced Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)[3]	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[4,5]	Expenses before reductions (%)[6]	Expenses including reductions (%)[6]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class R5
06-30-2020 [7]	14.19	0.07	(0.35)	(0.28)	(0.07)	—	(0.07)	13.84	(1.93) [8]	0.28 [9]	0.18 [9]	1.09 [9]	13	7
12-31-2019	13.05	0.30	2.17	2.47	(0.30)	(1.03)	(1.33)	14.19	18.99	0.26	0.17	2.07	14	33
12-31-2018	15.28	0.30	(1.29)	(0.99)	(0.32)	(0.92)	(1.24)	13.05	(6.47)	0.21	0.14	1.98	13	18
12-31-2017	14.31	0.30	1.87	2.17	(0.30)	(0.90)	(1.20)	15.28	15.19	0.19	0.14	1.95	19	27
12-31-2016	14.30	0.27	0.74	1.01	(0.30)	(0.70)	(1.00)	14.31	7.10	0.16	0.13	1.86	17	23
12-31-2015	15.53	0.30	(0.47)	(0.17)	(0.31)	(0.75)	(1.06)	14.30	(1.16)	0.16	0.14	1.88	29	13
Class R6
06-30-2020 [7]	14.10	0.08	(0.36)	(0.28)	(0.07)	—	(0.07)	13.75	(1.92) [8]	0.23 [9]	0.13 [9]	1.17 [9]	153	7
12-31-2019	12.97	0.32	2.15	2.47	(0.31)	(1.03)	(1.34)	14.10	19.09	0.22	0.13	2.24	130	33
12-31-2018	15.20	0.35	(1.33)	(0.98)	(0.33)	(0.92)	(1.25)	12.97	(6.45)	0.16	0.09	2.29	84	18
12-31-2017	14.24	0.35	1.82	2.17	(0.31)	(0.90)	(1.21)	15.20	15.27	0.14	0.08	2.29	73	27
12-31-2016	14.24	0.28	0.73	1.01	(0.31)	(0.70)	(1.01)	14.24	7.13	0.11	0.06	1.92	44	23
12-31-2015	15.47	0.35	(0.51)	(0.16)	(0.32)	(0.75)	(1.07)	14.24	(1.08)	0.11	0.06	2.27	66	13
Class 1
06-30-2020 [7]	14.09	0.07	(0.35)	(0.28)	(0.07)	—	(0.07)	13.74	(1.94) [8]	0.26 [9]	0.17 [9]	1.11 [9]	7,160	7
12-31-2019	12.96	0.29	2.17	2.46	(0.30)	(1.03)	(1.33)	14.09	19.06	0.26	0.16	2.03	7,928	33
12-31-2018	15.19	0.31	(1.29)	(0.98)	(0.33)	(0.92)	(1.25)	12.96	(6.50)	0.20	0.13	2.07	7,931	18
12-31-2017	14.24	0.29	1.86	2.15	(0.30)	(0.90)	(1.20)	15.19	15.14	0.17	0.12	1.90	9,797	27
12-31-2016	14.23	0.29	0.72	1.01	(0.30)	(0.70)	(1.00)	14.24	7.16	0.14	0.11	2.00	10,041	23
12-31-2015	15.46	0.31	(0.47)	(0.16)	(0.32)	(0.75)	(1.07)	14.23	(1.13)	0.13	0.11	1.99	10,678	13
Class 5
06-30-2020 [7]	14.10	0.08	(0.36)	(0.28)	(0.07)	—	(0.07)	13.75	(1.92) [8]	0.21 [9]	0.12 [9]	1.16 [9]	152	7
12-31-2019	12.97	0.30	2.17	2.47	(0.31)	(1.03)	(1.34)	14.10	19.10	0.21	0.11	2.12	160	33
12-31-2018	15.20	0.32	(1.30)	(0.98)	(0.33)	(0.92)	(1.25)	12.97	(6.44)	0.15	0.08	2.14	143	18
12-31-2017	14.24	0.31	1.86	2.17	(0.31)	(0.90)	(1.21)	15.20	15.27	0.12	0.07	2.00	165	27
12-31-2016	14.24	0.30	0.71	1.01	(0.31)	(0.70)	(1.01)	14.24	7.13	0.09	0.06	2.10	150	23
12-31-2015	15.47	0.33	(0.49)	(0.16)	(0.32)	(0.75)	(1.07)	14.24	(1.07)	0.08	0.06	2.09	141	13

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Capital gain distributions may vary between classes due to expense differences applied to ordinary income distributions from underlying funds.
[4] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5] Does not reflect the effect of sales charges, if any.
[6] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[7] Six months ended 6-30-20. Unaudited.
[8] Not annualized.
[9] Annualized.
[10] Less than $0.005 per share.
[11] The inception date for Class I shares is 5-1-15.
[12] Portfolio turnover is shown for the period from 1-1-15 to 12-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO	29

Financial highlights continued
Multimanager Lifestyle Moderate Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)[3]	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[4,5]	Expenses before reductions (%)[6]	Expenses including reductions (%)[6]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Moderate Portfolio
Class A
06-30-2020 [7]	13.29	0.07	(0.19)	(0.12)	(0.07)	—	(0.07)	13.10	(0.85) [8]	0.65 [9]	0.55 [9]	1.18 [9]	655	9
12-31-2019	12.27	0.28	1.57	1.85	(0.25)	(0.58)	(0.83)	13.29	15.12	0.63	0.55	2.07	661	37
12-31-2018	13.83	0.30	(1.01)	(0.71)	(0.31)	(0.54)	(0.85)	12.27	(5.19)	0.56	0.50	2.19	601	14
12-31-2017	13.30	0.27	1.14	1.41	(0.27)	(0.61)	(0.88)	13.83	10.64	0.55	0.49	1.90	693	28
12-31-2016	13.13	0.28	0.57	0.85	(0.29)	(0.39)	(0.68)	13.30	6.52	0.51	0.48	2.06	680	25
12-31-2015	14.11	0.31	(0.54)	(0.23)	(0.31)	(0.44)	(0.75)	13.13	(1.67)	0.51	0.47	2.21	680	11
Class B
06-30-2020 [7]	13.35	0.02	(0.18)	(0.16)	(0.03)	—	(0.03)	13.16	(1.20) [8]	1.35 [9]	1.27 [9]	0.39 [9]	3	9
12-31-2019	12.26	0.14	1.61	1.75	(0.08)	(0.58)	(0.66)	13.35	14.33	1.33	1.26	1.01	6	37
12-31-2018	13.82	0.18	(0.99)	(0.81)	(0.21)	(0.54)	(0.75)	12.26	(5.87)	1.26	1.20	1.32	12	14
12-31-2017	13.28	0.15	1.17	1.32	(0.17)	(0.61)	(0.78)	13.82	9.96	1.25	1.20	1.08	20	28
12-31-2016	13.13	0.17	0.56	0.73	(0.19)	(0.39)	(0.58)	13.28	5.61	1.21	1.19	1.27	25	25
12-31-2015	14.10	0.19	(0.51)	(0.32)	(0.21)	(0.44)	(0.65)	13.13	(2.33)	1.22	1.20	1.36	30	11
Class C
06-30-2020 [7]	13.36	0.03	(0.19)	(0.16)	(0.03)	—	(0.03)	13.17	(1.20) [8]	1.35 [9]	1.27 [9]	0.44 [9]	145	9
12-31-2019	12.27	0.17	1.58	1.75	(0.08)	(0.58)	(0.66)	13.36	14.31	1.33	1.26	1.26	176	37
12-31-2018	13.83	0.19	(1.00)	(0.81)	(0.21)	(0.54)	(0.75)	12.27	(5.86)	1.26	1.20	1.36	202	14
12-31-2017	13.30	0.16	1.15	1.31	(0.17)	(0.61)	(0.78)	13.83	9.87	1.25	1.20	1.12	299	28
12-31-2016	13.14	0.17	0.57	0.74	(0.19)	(0.39)	(0.58)	13.30	5.69	1.21	1.19	1.30	354	25
12-31-2015	14.11	0.21	(0.53)	(0.32)	(0.21)	(0.44)	(0.65)	13.14	(2.32)	1.21	1.19	1.46	392	11
Class I
06-30-2020 [7]	13.20	0.09	(0.19)	(0.10)	(0.09)	—	(0.09)	13.01	(0.70) [8]	0.35 [9]	0.25 [9]	1.46 [9]	10	9
12-31-2019	12.22	0.30	1.58	1.88	(0.32)	(0.58)	(0.90)	13.20	15.54	0.33	0.25	2.30	13	37
12-31-2018	13.78	0.37	(1.04)	(0.67)	(0.35)	(0.54)	(0.89)	12.22	(5.00)	0.28	0.20	2.70	15	14
12-31-2017	13.25	0.35	1.10	1.45	(0.31)	(0.61)	(0.92)	13.78	11.01	0.24	0.19	2.54	14	28
12-31-2016	13.09	0.37	0.51	0.88	(0.33)	(0.39)	(0.72)	13.25	6.78	0.20	0.18	2.77	5	25
12-31-2015 [10]	14.42	0.33	(0.92)	(0.59)	(0.30)	(0.44)	(0.74)	13.09	(4.13) [8]	0.19 [9]	0.17 [9]	3.55 [9]	2	11 [11]
Class R1
06-30-2020 [7]	13.30	0.05	(0.19)	(0.14)	(0.05)	—	(0.05)	13.11	(1.01) [8]	0.97 [9]	0.89 [9]	0.83 [9]	4	9
12-31-2019	12.25	0.22	1.58	1.80	(0.17)	(0.58)	(0.75)	13.30	14.76	0.94	0.87	1.68	4	37
12-31-2018	13.81	0.25	(1.01)	(0.76)	(0.26)	(0.54)	(0.80)	12.25	(5.52)	0.89	0.82	1.85	5	14
12-31-2017	13.27	0.21	1.16	1.37	(0.22)	(0.61)	(0.83)	13.81	10.38	0.87	0.83	1.52	6	28
12-31-2016	13.12	0.22	0.57	0.79	(0.25)	(0.39)	(0.64)	13.27	6.03	0.84	0.82	1.67	7	25
12-31-2015	14.09	0.25	(0.53)	(0.28)	(0.25)	(0.44)	(0.69)	13.12	(1.99)	0.87	0.85	1.77	8	11
Class R2
06-30-2020 [7]	13.24	0.07	(0.19)	(0.12)	(0.07)	—	(0.07)	13.05	(0.90) [8]	0.74 [9]	0.66 [9]	1.07 [9]	2	9
12-31-2019	12.22	0.26	1.57	1.83	(0.23)	(0.58)	(0.81)	13.24	15.10	0.71	0.64	1.93	2	37
12-31-2018	13.78	0.26	(0.99)	(0.73)	(0.29)	(0.54)	(0.83)	12.22	(5.39)	0.67	0.61	1.91	3	14
12-31-2017	13.25	0.22	1.18	1.40	(0.26)	(0.61)	(0.87)	13.78	10.57	0.64	0.59	1.60	4	28
12-31-2016	13.09	0.26	0.57	0.83	(0.28)	(0.39)	(0.67)	13.25	6.35	0.60	0.58	1.98	7	25
12-31-2015	14.06	0.30	(0.54)	(0.24)	(0.29)	(0.44)	(0.73)	13.09	(1.72)	0.64	0.60	2.12	6	11
Class R3
06-30-2020 [7]	13.28	0.06	(0.19)	(0.13)	(0.06)	—	(0.06)	13.09	(0.97) [8]	0.88 [9]	0.80 [9]	0.89 [9]	4	9
12-31-2019	12.24	0.25	1.57	1.82	(0.20)	(0.58)	(0.78)	13.28	14.89	0.84	0.77	1.89	6	37
12-31-2018	13.80	0.27	(1.02)	(0.75)	(0.27)	(0.54)	(0.81)	12.24	(5.43)	0.79	0.72	1.95	5	14
12-31-2017	13.27	0.24	1.14	1.38	(0.24)	(0.61)	(0.85)	13.80	10.39	0.78	0.74	1.70	7	28
12-31-2016	13.11	0.24	0.57	0.81	(0.26)	(0.39)	(0.65)	13.27	6.18	0.74	0.72	1.78	8	25
12-31-2015	14.08	0.26	(0.52)	(0.26)	(0.27)	(0.44)	(0.71)	13.11	(1.89)	0.78	0.76	1.82	8	11
Class R4
06-30-2020 [7]	13.21	0.08	(0.19)	(0.11)	(0.08)	—	(0.08)	13.02	(0.77) [8]	0.58 [9]	0.40 [9]	1.34 [9]	3	9
12-31-2019	12.21	0.29	1.58	1.87	(0.29)	(0.58)	(0.87)	13.21	15.33	0.58	0.40	2.20	3	37
12-31-2018	13.78	0.29	(0.99)	(0.70)	(0.33)	(0.54)	(0.87)	12.21	(5.14)	0.52	0.36	2.11	3	14
12-31-2017	13.24	0.25	1.19	1.44	(0.29)	(0.61)	(0.90)	13.78	10.93	0.49	0.34	1.78	5	28
12-31-2016	13.09	0.28	0.57	0.85	(0.31)	(0.39)	(0.70)	13.24	6.53	0.45	0.34	2.07	8	25
12-31-2015	14.06	0.30	(0.51)	(0.21)	(0.32)	(0.44)	(0.76)	13.09	(1.50)	0.48	0.36	2.15	10	11
30	JOHN HANCOCK MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager Lifestyle Moderate Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)[3]	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[4,5]	Expenses before reductions (%)[6]	Expenses including reductions (%)[6]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class R5
06-30-2020 [7]	13.21	0.10	(0.20)	(0.10)	(0.09)	—	(0.09)	13.02	(0.68) [8]	0.28 [9]	0.20 [9]	1.56 [9]	7	9
12-31-2019	12.23	0.31	1.58	1.89	(0.33)	(0.58)	(0.91)	13.21	15.53	0.28	0.20	2.37	6	37
12-31-2018	13.79	0.32	(0.99)	(0.67)	(0.35)	(0.54)	(0.89)	12.23	(4.87)	0.21	0.15	2.37	6	14
12-31-2017	13.26	0.32	1.14	1.46	(0.32)	(0.61)	(0.93)	13.79	11.05	0.19	0.14	2.26	10	28
12-31-2016	13.10	0.31	0.58	0.89	(0.34)	(0.39)	(0.73)	13.26	6.82	0.15	0.13	2.31	9	25
12-31-2015	14.07	0.35	(0.53)	(0.18)	(0.35)	(0.44)	(0.79)	13.10	(1.29)	0.18	0.16	2.47	11	11
Class R6
06-30-2020 [7]	13.18	0.10	(0.19)	(0.09)	(0.10)	—	(0.10)	12.99	(0.65) [8]	0.24 [9]	0.15 [9]	1.60 [9]	40	9
12-31-2019	12.21	0.33	1.56	1.89	(0.34)	(0.58)	(0.92)	13.18	15.65	0.23	0.15	2.47	34	37
12-31-2018	13.77	0.36	(1.02)	(0.66)	(0.36)	(0.54)	(0.90)	12.21	(4.91)	0.17	0.10	2.64	24	14
12-31-2017	13.24	0.31	1.16	1.47	(0.33)	(0.61)	(0.94)	13.77	11.14	0.15	0.09	2.20	25	28
12-31-2016	13.08	0.32	0.57	0.89	(0.34)	(0.39)	(0.73)	13.24	6.90	0.10	0.07	2.41	29	25
12-31-2015	14.05	0.38	(0.54)	(0.16)	(0.37)	(0.44)	(0.81)	13.08	(1.20)	0.11	0.06	2.74	30	11
Class 1
06-30-2020 [7]	13.21	0.10	(0.19)	(0.09)	(0.10)	—	(0.10)	13.02	(0.67) [8]	0.27 [9]	0.19 [9]	1.53 [9]	1,938	9
12-31-2019	12.23	0.31	1.58	1.89	(0.33)	(0.58)	(0.91)	13.21	15.65	0.26	0.19	2.37	2,113	37
12-31-2018	13.79	0.34	(1.01)	(0.67)	(0.35)	(0.54)	(0.89)	12.23	(4.94)	0.20	0.14	2.51	2,162	14
12-31-2017	13.26	0.31	1.15	1.46	(0.32)	(0.61)	(0.93)	13.79	11.07	0.18	0.13	2.23	2,657	28
12-31-2016	13.10	0.32	0.57	0.89	(0.34)	(0.39)	(0.73)	13.26	6.84	0.14	0.12	2.40	2,821	25
12-31-2015	14.07	0.35	(0.52)	(0.17)	(0.36)	(0.44)	(0.80)	13.10	(1.25)	0.13	0.11	2.50	3,005	11
Class 5
06-30-2020 [7]	13.18	0.10	(0.19)	(0.09)	(0.10)	—	(0.10)	12.99	(0.65) [8]	0.22 [9]	0.14 [9]	1.59 [9]	61	9
12-31-2019	12.21	0.33	1.57	1.90	(0.35)	(0.58)	(0.93)	13.18	15.59	0.21	0.14	2.47	60	37
12-31-2018	13.77	0.35	(1.01)	(0.66)	(0.36)	(0.54)	(0.90)	12.21	(4.82)	0.15	0.09	2.60	53	14
12-31-2017	13.24	0.33	1.14	1.47	(0.33)	(0.61)	(0.94)	13.77	11.14	0.13	0.08	2.33	62	28
12-31-2016	13.08	0.34	0.55	0.89	(0.34)	(0.39)	(0.73)	13.24	6.90	0.09	0.07	2.50	57	25
12-31-2015	14.06	0.37	(0.54)	(0.17)	(0.37)	(0.44)	(0.81)	13.08	(1.27)	0.08	0.06	2.61	52	11

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Capital gain distributions may vary between classes due to expense differences applied to ordinary income distributions from underlying funds.
[4] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5] Does not reflect the effect of sales charges, if any.
[6] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[7] Six months ended 6-30-20. Unaudited.
[8] Not annualized.
[9] Annualized.
[10] The inception date for Class I shares is 5-1-15.
[11] Portfolio turnover is shown for the period from 1-1-15 to 12-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO	31

Financial highlights continued
Multimanager Lifestyle Conservative Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)[3]	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[4,5]	Expenses before reductions (%)[6]	Expenses including reductions (%)[6]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Conservative Portfolio
Class A
06-30-2020 [7]	13.02	0.10	(0.01)	0.09	(0.16)	—	(0.16)	12.95	0.74 [8]	0.68 [9]	0.58 [9]	1.58 [9]	619	12
12-31-2019	12.10	0.30	1.09	1.39	(0.23)	(0.24)	(0.47)	13.02	11.57	0.65	0.58	2.31	585	47
12-31-2018	13.06	0.31	(0.79)	(0.48)	(0.32)	(0.16)	(0.48)	12.10	(3.67)	0.57	0.51	2.44	526	11
12-31-2017	12.60	0.27	0.62	0.89	(0.27)	(0.16)	(0.43)	13.06	7.11	0.55	0.50	2.05	611	26
12-31-2016	12.42	0.29	0.38	0.67	(0.28)	(0.21)	(0.49)	12.60	5.40	0.51	0.48	2.26	607	23
12-31-2015	13.30	0.33	(0.56)	(0.23)	(0.33)	(0.32)	(0.65)	12.42	(1.74)	0.51	0.47	2.47	576	10
Class B
06-30-2020 [7]	13.03	0.05	(0.01)	0.04	(0.11)	—	(0.11)	12.96	0.37 [8]	1.38 [9]	1.30 [9]	0.77 [9]	3	12
12-31-2019	12.11	0.17	1.13	1.30	(0.14)	(0.24)	(0.38)	13.03	10.79	1.35	1.28	1.34	5	47
12-31-2018	13.07	0.20	(0.77)	(0.57)	(0.23)	(0.16)	(0.39)	12.11	(4.35)	1.27	1.21	1.57	10	11
12-31-2017	12.61	0.16	0.64	0.80	(0.18)	(0.16)	(0.34)	13.07	6.35	1.25	1.21	1.24	17	26
12-31-2016	12.43	0.18	0.40	0.58	(0.19)	(0.21)	(0.40)	12.61	4.66	1.21	1.19	1.42	23	23
12-31-2015	13.30	0.22	(0.54)	(0.32)	(0.23)	(0.32)	(0.55)	12.43	(2.39)	1.22	1.20	1.64	30	10
Class C
06-30-2020 [7]	13.03	0.05	(0.02)	0.03	(0.11)	—	(0.11)	12.95	0.37 [8]	1.38 [9]	1.30 [9]	0.84 [9]	139	12
12-31-2019	12.10	0.19	1.12	1.31	(0.14)	(0.24)	(0.38)	13.03	10.80	1.35	1.28	1.51	156	47
12-31-2018	13.06	0.21	(0.78)	(0.57)	(0.23)	(0.16)	(0.39)	12.10	(4.35)	1.27	1.21	1.64	180	11
12-31-2017	12.61	0.17	0.62	0.79	(0.18)	(0.16)	(0.34)	13.06	6.27	1.25	1.21	1.28	261	26
12-31-2016	12.42	0.19	0.40	0.59	(0.19)	(0.21)	(0.40)	12.61	4.74	1.21	1.19	1.48	310	23
12-31-2015	13.30	0.23	(0.56)	(0.33)	(0.23)	(0.32)	(0.55)	12.42	(2.47)	1.21	1.19	1.73	349	10
Class I
06-30-2020 [7]	13.00	0.12	(0.01)	0.11	(0.18)	—	(0.18)	12.93	0.89 [8]	0.38 [9]	0.28 [9]	1.87 [9]	13	12
12-31-2019	12.08	0.33	1.10	1.43	(0.27)	(0.24)	(0.51)	13.00	11.92	0.36	0.28	2.56	14	47
12-31-2018	13.04	0.37	(0.81)	(0.44)	(0.36)	(0.16)	(0.52)	12.08	(3.39)	0.28	0.21	2.89	15	11
12-31-2017	12.58	0.32	0.61	0.93	(0.31)	(0.16)	(0.47)	13.04	7.44	0.24	0.20	2.42	15	26
12-31-2016	12.40	0.39	0.32	0.71	(0.32)	(0.21)	(0.53)	12.58	5.73	0.20	0.18	3.04	11	23
12-31-2015 [10]	13.49	0.34	(0.80)	(0.46)	(0.31)	(0.32)	(0.63)	12.40	(3.40) [8]	0.19 [9]	0.17 [9]	3.84 [9]	4	10 [11]
Class R1
06-30-2020 [7]	13.01	0.08	(0.01)	0.07	(0.14)	—	(0.14)	12.94	0.56 [8]	1.01 [9]	0.93 [9]	1.20 [9]	4	12
12-31-2019	12.09	0.24	1.11	1.35	(0.19)	(0.24)	(0.43)	13.01	11.20	0.99	0.92	1.84	5	47
12-31-2018	13.05	0.28	(0.80)	(0.52)	(0.28)	(0.16)	(0.44)	12.09	(4.01)	0.92	0.86	2.18	7	11
12-31-2017	12.59	0.21	0.64	0.85	(0.23)	(0.16)	(0.39)	13.05	6.74	0.89	0.85	1.62	6	26
12-31-2016	12.41	0.24	0.39	0.63	(0.24)	(0.21)	(0.45)	12.59	5.04	0.86	0.84	1.90	9	23
12-31-2015	13.29	0.26	(0.54)	(0.28)	(0.28)	(0.32)	(0.60)	12.41	(2.11)	0.87	0.86	1.95	8	10
Class R2
06-30-2020 [7]	13.01	0.09	(0.02)	0.07	(0.15)	—	(0.15)	12.93	0.69 [8]	0.76 [9]	0.68 [9]	1.47 [9]	1	12
12-31-2019	12.08	0.28	1.11	1.39	(0.22)	(0.24)	(0.46)	13.01	11.49	0.75	0.67	2.17	3	47
12-31-2018	13.04	0.30	(0.79)	(0.49)	(0.31)	(0.16)	(0.47)	12.08	(3.77)	0.68	0.63	2.37	3	11
12-31-2017	12.59	0.23	0.64	0.87	(0.26)	(0.16)	(0.42)	13.04	6.91	0.63	0.58	1.73	2	26
12-31-2016	12.40	0.25	0.42	0.67	(0.27)	(0.21)	(0.48)	12.59	5.39	0.60	0.58	1.95	4	23
12-31-2015	13.28	0.31	(0.55)	(0.24)	(0.32)	(0.32)	(0.64)	12.40	(1.86)	0.65	0.61	2.31	5	10
Class R3
06-30-2020 [7]	12.99	0.09	(0.03)	0.06	(0.14)	—	(0.14)	12.91	0.56 [8]	0.86 [9]	0.78 [9]	1.37 [9]	3	12
12-31-2019	12.07	0.27	1.10	1.37	(0.21)	(0.24)	(0.45)	12.99	11.39	0.84	0.77	2.10	4	47
12-31-2018	13.03	0.28	(0.78)	(0.50)	(0.30)	(0.16)	(0.46)	12.07	(3.86)	0.75	0.69	2.21	3	11
12-31-2017	12.57	0.23	0.64	0.87	(0.25)	(0.16)	(0.41)	13.03	6.91	0.73	0.69	1.79	5	26
12-31-2016	12.39	0.25	0.40	0.65	(0.26)	(0.21)	(0.47)	12.57	5.19	0.69	0.68	1.94	6	23
12-31-2015	13.26	0.27	(0.52)	(0.25)	(0.30)	(0.32)	(0.62)	12.39	(1.94)	0.76	0.75	2.04	8	10
Class R4
06-30-2020 [7]	12.99	0.11	(0.01)	0.10	(0.17)	—	(0.17)	12.92	0.81 [8]	0.62 [9]	0.44 [9]	1.75 [9]	3	12
12-31-2019	12.07	0.33	1.08	1.41	(0.25)	(0.24)	(0.49)	12.99	11.76	0.60	0.43	2.48	3	47
12-31-2018	13.03	0.32	(0.78)	(0.46)	(0.34)	(0.16)	(0.50)	12.07	(3.54)	0.52	0.36	2.46	2	11
12-31-2017	12.58	0.27	0.63	0.90	(0.29)	(0.16)	(0.45)	13.03	7.20	0.49	0.35	2.09	4	26
12-31-2016	12.40	0.30	0.39	0.69	(0.30)	(0.21)	(0.51)	12.58	5.56	0.45	0.34	2.35	6	23
12-31-2015	13.27	0.31	(0.51)	(0.20)	(0.35)	(0.32)	(0.67)	12.40	(1.56)	0.50	0.38	2.37	6	10
32	JOHN HANCOCK MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager Lifestyle Conservative Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)[3]	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[4,5]	Expenses before reductions (%)[6]	Expenses including reductions (%)[6]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class R5
06-30-2020 [7]	13.00	0.12	(0.01)	0.11	(0.18)	—	(0.18)	12.93	0.91 [8]	0.32 [9]	0.24 [9]	1.92 [9]	3	12
12-31-2019	12.08	0.34	1.10	1.44	(0.28)	(0.24)	(0.52)	13.00	11.97	0.30	0.23	2.63	4	47
12-31-2018	13.04	0.36	(0.79)	(0.43)	(0.37)	(0.16)	(0.53)	12.08	(3.34)	0.22	0.16	2.80	4	11
12-31-2017	12.58	0.30	0.64	0.94	(0.32)	(0.16)	(0.48)	13.04	7.49	0.20	0.16	2.33	5	26
12-31-2016	12.40	0.32	0.40	0.72	(0.33)	(0.21)	(0.54)	12.58	5.77	0.15	0.13	2.53	7	23
12-31-2015	13.28	0.36	(0.54)	(0.18)	(0.38)	(0.32)	(0.70)	12.40	(1.41)	0.18	0.16	2.70	8	10
Class R6
06-30-2020 [7]	12.99	0.12	(0.01)	0.11	(0.18)	—	(0.18)	12.92	0.94 [8]	0.27 [9]	0.19 [9]	1.98 [9]	27	12
12-31-2019	12.07	0.35	1.10	1.45	(0.29)	(0.24)	(0.53)	12.99	12.04	0.25	0.18	2.74	26	47
12-31-2018	13.03	0.40	(0.83)	(0.43)	(0.37)	(0.16)	(0.53)	12.07	(3.30)	0.17	0.11	3.13	21	11
12-31-2017	12.57	0.33	0.62	0.95	(0.33)	(0.16)	(0.49)	13.03	7.56	0.15	0.10	2.53	16	26
12-31-2016	12.39	0.34	0.39	0.73	(0.34)	(0.21)	(0.55)	12.57	5.85	0.10	0.07	2.68	14	23
12-31-2015	13.27	0.39	(0.56)	(0.17)	(0.39)	(0.32)	(0.71)	12.39	(1.34)	0.13	0.06	2.95	13	10
Class 1
06-30-2020 [7]	12.99	0.12	(0.01)	0.11	(0.18)	—	(0.18)	12.92	0.92 [8]	0.30 [9]	0.22 [9]	1.93 [9]	1,519	12
12-31-2019	12.07	0.34	1.10	1.44	(0.28)	(0.24)	(0.52)	12.99	11.99	0.29	0.22	2.63	1,583	47
12-31-2018	13.03	0.36	(0.79)	(0.43)	(0.37)	(0.16)	(0.53)	12.07	(3.33)	0.21	0.15	2.78	1,573	11
12-31-2017	12.58	0.31	0.62	0.93	(0.32)	(0.16)	(0.48)	13.03	7.43	0.18	0.14	2.37	1,931	26
12-31-2016	12.39	0.33	0.40	0.73	(0.33)	(0.21)	(0.54)	12.58	5.88	0.13	0.12	2.59	2,149	23
12-31-2015	13.27	0.37	(0.55)	(0.18)	(0.38)	(0.32)	(0.70)	12.39	(1.39)	0.13	0.11	2.79	2,241	10

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Capital gain distributions may vary between classes due to expense differences applied to ordinary income distributions from underlying funds.
[4] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5] Does not reflect the effect of sales charges, if any.
[6] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[7] Six months ended 6-30-20. Unaudited.
[8] Not annualized.
[9] Annualized.
[10] The inception date for Class I shares is 5-1-15.
[11] Portfolio turnover is shown for the period from 1-1-15 to 12-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO	33

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series (collectively, Multimanager Lifestyle Portfolios, or the portfolios and individually, the portfolio), five of which are presented in this report. The portfolios operate as “funds of funds” that may invest in affiliated underlying funds of the Trust, other funds in John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The portfolios may offer multiple classes of shares. The shares currently offered by the portfolios are detailed in the Statements of assets and liabilities. Class A and Class C shares are open to all investors. Class B shares are closed to new investors, subject to exceptions described in the portfolios’ prospectus. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class 5 shares are available only to the John Hancock Freedom 529 plans. Class B shares convert to Class A shares eight years after purchase. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The investment objectives of portfolios are as follows:
Multimanager Lifestyle Aggressive Portfolio
To seek long-term growth of capital. Current income is not a consideration.
Multimanager Lifestyle Growth Portfolio
To seek long-term growth of capital. Current income is also a consideration.
Multimanager Lifestyle Balanced Portfolio
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Multimanager Lifestyle Moderate Portfolio
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.
Multimanager Lifestyle Conservative Portfolio
To seek a high level of current income with some consideration given to growth of capital.
The accounting policies of the underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements. These are available on the Securities and Exchange Commission (SEC) website at sec.gov. John Hancock underlying funds' shareholder reports are also available without charge by calling 800-225-5291 or visiting jhinvestments.com. The underlying funds are not covered by this report.
On June 25, 2020, the Board of Trustees approved redesignations of the following share classes, on or about the dates indicated below:
Redesignation	Expected effective date
Class B shares as Class A shares	October 14, 2020
Class R1 shares as Class R2 shares	October 23, 2020
Class R3 shares as Class R2 shares	October 9, 2020
As a result of the redesignations, the existing Class B, R1 and R3 shares will be terminated, and shareholders currently in these classes will become shareholders of the respective classes identified above, in each case with the same or lower net total expenses.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Investments in affiliated underlying funds and other open-end mutual funds are valued at their respective NAVs each business day. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
34	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the portfolios' Pricing Committee, following procedures established by the Board of Trustees. The portfolios use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of June 30, 2020, by major security category or type:
	Total value at 6-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager Lifestyle Aggressive Portfolio
Investments in securities:
Assets
Affiliated investment companies	$3,301,910,379	$3,301,910,379	—	—
Common stocks	72,720	—	—	$72,720
Short-term investments	2,422	2,422	—	—
Total investments in securities	$3,301,985,521	$3,301,912,801	—	$72,720

Multimanager Lifestyle Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$9,679,895,651	$9,679,895,651	—	—
Unaffiliated investment companies	103,964,444	103,964,444	—	—
Common stocks	165,211	—	—	$165,211
U.S. Government and Agency obligations	5,037,952	—	$5,037,952	—
Short-term investments	27,778	27,778	—	—
Total investments in securities	$9,789,091,036	$9,783,887,873	$5,037,952	$165,211

Multimanager Lifestyle Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$9,359,358,545	$9,359,358,545	—	—
Unaffiliated investment companies	247,320,089	247,320,089	—	—
Common stocks	102,372	—	—	$102,372
U.S. Government and Agency obligations	3,196,556	—	$3,196,556	—
Short-term investments	27,726	27,726	—	—
Total investments in securities	$9,610,005,288	$9,606,706,360	$3,196,556	$102,372

Multimanager Lifestyle Moderate Portfolio
Investments in securities:
Assets
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	35

	Total value at 6-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager Lifestyle Moderate Portfolio (continued)
Affiliated investment companies	$2,740,227,258	$2,740,227,258	—	—
Unaffiliated investment companies	130,661,301	130,661,301	—	—
Common stocks	17,170	—	—	$17,170
U.S. Government and Agency obligations	1,076,864	—	$1,076,864	—
Short-term investments	13,678	13,678	—	—
Total investments in securities	$2,871,996,271	$2,870,902,237	$1,076,864	$17,170

Multimanager Lifestyle Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$2,163,368,249	$2,163,368,249	—	—
Unaffiliated investment companies	154,915,924	154,915,924	—	—
U.S. Government and Agency obligations	17,973,304	—	$17,973,304	—
Short-term investments	19,607	19,607	—	—
Total investments in securities	$2,336,277,084	$2,318,303,780	$17,973,304	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Income and capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios' custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. Effective June 25, 2020, the portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating portfolio paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset based allocations and amortized over 365 days. Prior to June 25, 2020, the portfolios and other affiliated funds had a similar agreement that enabled them to participate in a $750 million unsecured committed line of credit. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statements of operations. For the six months ended June 30, 2020, the portfolios had no borrowings under the line of credit.
Commitment fees for the six months ended June 30, 2020 were as follows:
Portfolio	Commitment fee
Multimanager Lifestyle Aggressive Portfolio	$3,868
Multimanager Lifestyle Growth Portfolio	9,237
Multimanager Lifestyle Balanced Portfolio	9,118
Multimanager Lifestyle Moderate Portfolio	3,462
Multimanager Lifestyle Conservative Portfolio	2,940
36	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of December 31, 2019, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on June 30, 2020, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Multimanager Lifestyle Aggressive Portfolio	$2,890,109,238	$492,546,743	$(80,670,460)	$411,876,283
Multimanager Lifestyle Growth Portfolio	8,817,241,989	1,193,360,421	(221,511,374)	971,849,047
Multimanager Lifestyle Balanced Portfolio	8,798,429,618	992,330,881	(180,755,211)	811,575,670
Multimanager Lifestyle Moderate Portfolio	2,699,877,853	226,030,477	(53,912,059)	172,118,418
Multimanager Lifestyle Conservative Portfolio	2,252,231,717	118,748,532	(34,703,165)	84,045,367
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Multimanager Lifestyle Aggressive Portfolio and Multimanager Lifestyle Growth Portfolio generally declare and pay dividends and capital gain distributions, if any, at least annually. The Multimanager Lifestyle Balanced Portfolio, Multimanager Lifestyle Moderate Portfolio and Multimanager Lifestyle Conservative Portfolio generally declare and pay dividends quarterly and capital gain distributions, if any, at least annually.
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios' financial statements as a return of capital. The final determination of tax characteristics of the portfolio's distribution will occur at the end of the year and will subsequently be reported to shareholders. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation.
Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor as detailed below. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirect, wholly owned subsidiary of MFC and an affiliate of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.
The management fee has two components: (1) a fee on assets invested in a fund of John Hancock Funds II (JHF II) or John Hancock Funds III (JHF III) (Affiliated funds); and (2) a fee on assets invested in investments other than a fund of JHF II or JHF III (Other assets). Aggregate net assets include the net assets of the portfolios together with the assets of any applicable fund identified in the advisory agreement.
Management fees are determined in accordance with the following schedule:
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	37

	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Affiliated fund assets	0.05%	0.04%
Other assets	0.50%	0.49%
The Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class A and Class I shares of the portfolios to the extent they exceed 0.41% and 0.11%, respectively, of average net assets on an annualized basis attributable to the class (the class expense waiver). The class expense waiver expires on April 30, 2021, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee and/or make payment to each portfolio in an amount equal to the amount by which “Other expenses” of a portfolio exceed 0.05% of the average annual net assets (on an annualized basis) of the portfolio. “Other expenses” means all of the expenses of a portfolio, excluding certain expenses such as management fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio’s business, class-specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on April 30, 2021, unless renewed by mutual agreement of a portfolio and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
Additionally, the Advisor voluntarily agreed to waive its advisory fee for each portfolio so that the aggregate advisory fee retained by the Advisor with respect to both the portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.50% of the portfolio’s first $7.5 billion of average net assets and 0.49% of the portfolio’s average net assets in excess of $7.5 billion. This voluntary waiver may be amended or terminated at any time by the Advisor upon notice to the Trust.
For the six months ended June 30, 2020, the expense reductions under these agreements amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:
	Expense reimbursement by class
Portfolio	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1	Class 5	Total
Multimanager Lifestyle Aggressive Portfolio	$369,259	$1,614	$52,539	$7,298	$2,964	$2,439	$3,723	$2,517	$1,358	$33,670	$1,832,927	—	$2,310,308
Multimanager Lifestyle Growth Portfolio	1,041,261	5,186	186,466	19,550	6,318	4,635	5,046	3,069	4,205	70,846	4,156,848	$175,069	5,678,499
Multimanager Lifestyle Balanced Portfolio	990,676	5,113	177,917	20,267	3,487	3,375	6,459	3,429	6,490	65,343	3,533,711	73,002	4,889,269
Multimanager Lifestyle Moderate Portfolio	314,918	1,589	62,303	5,444	1,524	840	1,987	1,255	2,557	14,349	778,456	23,348	1,208,570
Multimanager Lifestyle Conservative Portfolio	289,570	1,413	57,351	6,595	1,857	465	1,322	1,228	1,175	10,515	604,004	—	975,495
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended June 30, 2020, were equivalent to a net annual effective rate of the portfolios' average daily net assets as follows:
Portfolio	Net Annual Effective Rate
Multimanager Lifestyle Aggressive Portfolio	0.05%
Multimanager Lifestyle Growth Portfolio	0.07%
Multimanager Lifestyle Balanced Portfolio	0.09%
Portfolio	Net Annual Effective Rate
Multimanager Lifestyle Moderate Portfolio	0.10%
Multimanager Lifestyle Conservative Portfolio	0.13%

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended June 30, 2020, amounted to an annual rate of 0.02% of the portfolios' average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. In addition, under a service plan for certain classes as detailed below, the portfolios pay for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios' shares:
38	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R1	0.50%	0.25%
Class R2	0.25%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%
Class 1	0.05%	—
The portfolios' Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on April 30, 2021, unless renewed by mutual agreement of the portfolios and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to the following for Class R4 shares for the six months ended June 30, 2020:
Portfolio	Class R4
Multimanager Lifestyle Aggressive Portfolio	$1,793
Multimanager Lifestyle Growth Portfolio	2,676
Multimanager Lifestyle Balanced Portfolio	3,460
Portfolio	Class R4
Multimanager Lifestyle Moderate Portfolio	$1,557
Multimanager Lifestyle Conservative Portfolio	1,533

Sales charges. Class A shares are assessed up-front sales charges of up to 4.50% of net asset value for such shares. The following table summarizes the net up-front sales charges received by the Distributor during the six months ended June 30, 2020:
	Multimanager Lifestyle Aggressive Portfolio	Multimanager Lifestyle Growth Portfolio	Multimanager Lifestyle Balanced Portfolio	Multimanager Lifestyle Moderate Portfolio	Multimanager Lifestyle Conservative Portfolio
Total sales charges	$152,394	$427,304	$259,687	$95,430	$122,546
Retained for printing prospectus, advertising and sales literature	16,847	46,968	28,880	10,539	14,226
Sales commission to unrelated broker-dealers	135,547	380,336	230,807	84,891	108,320
Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $250,000 or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended June 30, 2020, CDSCs received by the Distributor for Class A, Class B, and Class C shares were as follows:
Portfolio	Class A	Class B	Class C
Multimanager Lifestyle Aggressive Portfolio	$ 6,939	$ —	$ 3,719
Multimanager Lifestyle Growth Portfolio	12,213	269	13,136
Multimanager Lifestyle Balanced Portfolio	11,020	—	15,799
Multimanager Lifestyle Moderate Portfolio	8,028	—	3,224
Multimanager Lifestyle Conservative Portfolio	16,213	—	1,844
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	39

Class level expenses. Class level expenses for the six months ended June 30, 2020 were as follows:
Portfolio	Class	Distribution and service fees	Transfer agent fees
Multimanager Lifestyle Aggressive Portfolio	Class A	$694,551	$299,154
	Class B	11,493	1,486
	Class C	374,624	48,416
	Class I	—	5,909
	Class R1	15,582	289
	Class R2	8,704	240
	Class R3	16,985	358
	Class R4	6,294	245
	Class R5	453	132
	Class R6	—	3,282
	Class 1	653,403	—
	Total	$1,782,089	$359,511
Multimanager Lifestyle Growth Portfolio	Class A	$2,331,951	$1,004,343
	Class B	45,261	5,852
	Class C	1,625,511	210,070
	Class I	—	18,865
	Class R1	41,283	754
	Class R2	20,412	557
	Class R3	27,624	598
	Class R4	9,410	366
	Class R5	1,782	501
	Class R6	—	8,441
	Class 1	1,811,509	—
	Total	$5,914,743	$1,250,347
Multimanager Lifestyle Balanced Portfolio	Class A	$2,511,480	$1,081,594
	Class B	51,699	6,682
	Class C	1,795,922	232,082
	Class I	—	22,130
	Class R1	25,729	481
	Class R2	16,862	470
	Class R3	41,576	888
	Class R4	12,006	473
	Class R5	3,187	894
	Class R6	—	8,997
	Class 1	1,782,629	—
	Total	$6,241,090	$1,354,691
Multimanager Lifestyle Moderate Portfolio	Class A	$947,333	$407,924
	Class B	19,806	2,560
	Class C	774,282	100,043
	Class I	—	7,057
	Class R1	13,951	259
	Class R2	5,240	143
	Class R3	15,903	337
	Class R4	5,362	213
	Class R5	1,496	433
	Class R6	—	2,432
	Class 1	483,457	—
	Total	$2,266,830	$521,401
40	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

Portfolio	Class	Distribution and service fees	Transfer agent fees
Multimanager Lifestyle Conservative Portfolio	Class A	$875,823	$377,070
	Class B	17,795	2,299
	Class C	717,855	92,735
	Class I	—	8,594
	Class R1	17,318	318
	Class R2	2,878	82
	Class R3	9,736	226
	Class R4	5,373	209
	Class R5	702	202
	Class R6	—	1,796
	Class 1	377,732	—
	Total	$2,025,212	$483,531
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the portfolios, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the portfolios to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The portfolios' activity in this program during the period for which loans were outstanding was as follows:
Portfolio	Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Multimanager Lifestyle Balanced Portfolio	Borrower	$13,983,112	3	1.070%	$(1,247)
Note 5—Portfolio share transactions
Transactions in portfolios' shares for the six months ended June 30, 2020 and for the year ended December 31, 2019 were as follows:
Multimanager Lifestyle Aggressive Portfolio	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Class A shares
Sold	3,118,296	$39,854,273	3,483,689	$52,040,304
Distributions reinvested	—	—	4,344,644	62,692,670
Repurchased	(4,067,787)	(51,844,306)	(5,180,329)	(77,202,680)
Net increase (decrease)	(949,491)	$(11,990,033)	2,648,004	$37,530,294
Class B shares
Sold	2,448	$26,253	1,466	$22,034
Distributions reinvested	—	—	27,389	396,317
Repurchased	(121,447)	(1,563,693)	(229,841)	(3,416,963)
Net decrease	(118,999)	$(1,537,440)	(200,986)	$(2,998,612)
Class C shares
Sold	373,524	$4,733,035	505,274	$7,523,391
Distributions reinvested	—	—	705,082	10,209,373
Repurchased	(1,173,077)	(15,309,786)	(1,995,147)	(29,692,593)
Net decrease	(799,553)	$(10,576,751)	(784,791)	$(11,959,829)
Class I shares
Sold	126,670	$1,609,044	360,728	$5,460,093
Distributions reinvested	—	—	89,379	1,284,380
Repurchased	(307,016)	(3,752,362)	(401,833)	(5,918,583)
Net increase (decrease)	(180,346)	$(2,143,318)	48,274	$825,890
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	41

Multimanager Lifestyle Aggressive Portfolio , Cont'd	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	27,688	$364,138	53,830	$800,514
Distributions reinvested	—	—	37,521	542,553
Repurchased	(41,891)	(535,626)	(130,239)	(1,972,582)
Net decrease	(14,203)	$(171,488)	(38,888)	$(629,515)
Class R2 shares
Sold	14,267	$184,196	57,065	$839,925
Distributions reinvested	—	—	29,862	427,325
Repurchased	(94,597)	(1,341,698)	(70,009)	(1,031,422)
Net increase (decrease)	(80,330)	$(1,157,502)	16,918	$235,828
Class R3 shares
Sold	100,893	$1,358,379	166,026	$2,456,419
Distributions reinvested	—	—	70,075	1,007,673
Repurchased	(481,173)	(5,424,760)	(239,123)	(3,611,571)
Net decrease	(380,280)	$(4,066,381)	(3,022)	$(147,479)
Class R4 shares
Sold	46,281	$602,037	73,328	$1,087,169
Distributions reinvested	—	—	40,783	584,829
Repurchased	(135,289)	(1,812,834)	(103,345)	(1,539,317)
Net increase (decrease)	(89,008)	$(1,210,797)	10,766	$132,681
Class R5 shares
Sold	48,247	$522,438	60,271	$884,180
Distributions reinvested	—	—	17,894	257,138
Repurchased	(106,973)	(1,378,380)	(123,075)	(1,832,419)
Net decrease	(58,726)	$(855,942)	(44,910)	$(691,101)
Class R6 shares
Sold	706,878	$9,570,321	1,700,019	$25,329,082
Distributions reinvested	—	—	427,492	6,138,782
Repurchased	(355,689)	(4,478,137)	(1,180,745)	(17,617,791)
Net increase	351,189	$5,092,184	946,766	$13,850,073
Class 1 shares
Sold	1,597,402	$19,335,773	1,261,060	$18,656,387
Distributions reinvested	—	—	26,318,697	377,410,116
Repurchased	(14,573,523)	(190,335,784)	(33,924,395)	(504,667,482)
Net decrease	(12,976,121)	$(171,000,011)	(6,344,638)	$(108,600,979)
Total net decrease	(15,295,868)	$(199,617,479)	(3,746,507)	$(72,452,749)

Multimanager Lifestyle Growth Portfolio	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Class A shares
Sold	8,321,214	$110,111,258	10,875,856	$162,810,706
Distributions reinvested	—	—	12,629,951	182,248,620
Repurchased	(11,447,978)	(149,861,581)	(17,955,628)	(266,795,383)
Net increase (decrease)	(3,126,764)	$(39,750,323)	5,550,179	$78,263,943
42	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

Multimanager Lifestyle Growth Portfolio , Cont'd	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Class B shares
Sold	3,665	$47,485	1,808	$27,014
Distributions reinvested	—	—	96,517	1,398,527
Repurchased	(529,209)	(6,949,095)	(1,115,227)	(16,531,470)
Net decrease	(525,544)	$(6,901,610)	(1,016,902)	$(15,105,929)
Class C shares
Sold	780,577	$10,177,630	1,511,373	$22,393,663
Distributions reinvested	609	8,813	2,666,327	38,554,765
Repurchased	(4,906,001)	(65,033,425)	(8,782,103)	(130,549,673)
Net decrease	(4,124,815)	$(54,846,982)	(4,604,403)	$(69,601,245)
Class I shares
Sold	630,461	$8,381,619	837,826	$12,417,552
Distributions reinvested	—	—	252,221	3,614,329
Repurchased	(812,754)	(10,683,493)	(1,231,131)	(18,095,650)
Net decrease	(182,293)	$(2,301,874)	(141,084)	$(2,063,769)
Class R1 shares
Sold	34,579	$473,110	69,453	$1,028,607
Distributions reinvested	—	—	95,470	1,385,270
Repurchased	(202,561)	(2,723,289)	(279,539)	(4,191,963)
Net decrease	(167,982)	$(2,250,179)	(114,616)	$(1,778,086)
Class R2 shares
Sold	52,133	$638,255	124,289	$1,825,203
Distributions reinvested	—	—	68,499	980,220
Repurchased	(279,106)	(3,869,283)	(223,049)	(3,236,254)
Net decrease	(226,973)	$(3,231,028)	(30,261)	$(430,831)
Class R3 shares
Sold	63,878	$822,060	116,626	$1,728,516
Distributions reinvested	—	—	87,309	1,257,243
Repurchased	(425,982)	(4,994,973)	(206,168)	(3,040,319)
Net decrease	(362,104)	$(4,172,913)	(2,233)	$(54,560)
Class R4 shares
Sold	16,664	$216,551	73,231	$1,075,965
Distributions reinvested	—	—	44,029	634,012
Repurchased	(25,393)	(329,555)	(86,509)	(1,221,176)
Net increase (decrease)	(8,729)	$(113,004)	30,751	$488,801
Class R5 shares
Sold	33,013	$440,720	66,815	$984,701
Distributions reinvested	—	—	62,064	895,576
Repurchased	(82,012)	(1,086,593)	(185,324)	(2,759,080)
Net decrease	(48,999)	$(645,873)	(56,445)	$(878,803)
Class R6 shares
Sold	2,161,116	$29,242,405	4,016,295	$59,532,671
Distributions reinvested	—	—	900,151	12,908,166
Repurchased	(1,466,165)	(19,076,549)	(2,690,578)	(40,072,971)
Net increase	694,951	$10,165,856	2,225,868	$32,367,866
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	43

Multimanager Lifestyle Growth Portfolio , Cont'd	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	917,713	$12,024,080	761,089	$11,309,697
Distributions reinvested	—	—	63,771,041	914,476,733
Repurchased	(40,621,985)	(534,134,279)	(95,421,876)	(1,413,455,039)
Net decrease	(39,704,272)	$(522,110,199)	(30,889,746)	$(487,668,609)
Class 5 shares
Sold	326,006	$4,176,491	635,140	$9,380,833
Distributions reinvested	—	—	2,607,670	37,341,839
Repurchased	(721,544)	(9,704,091)	(1,409,681)	(20,930,324)
Net increase (decrease)	(395,538)	$(5,527,600)	1,833,129	$25,792,348
Total net decrease	(48,179,062)	$(631,685,729)	(27,215,763)	$(440,668,874)

Multimanager Lifestyle Balanced Portfolio	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Class A shares
Sold	10,057,985	$134,889,297	14,618,703	$212,490,993
Distributions reinvested	451,906	5,835,707	10,484,845	149,404,466
Repurchased	(12,913,197)	(170,763,671)	(20,849,011)	(300,497,223)
Net increase (decrease)	(2,403,306)	$(30,038,667)	4,254,537	$61,398,236
Class B shares
Sold	6,288	$86,312	3,284	$48,201
Distributions reinvested	57	794	79,743	1,133,755
Repurchased	(545,427)	(7,142,423)	(1,166,041)	(16,772,867)
Net decrease	(539,082)	$(7,055,317)	(1,083,014)	$(15,590,911)
Class C shares
Sold	645,238	$8,598,914	1,302,048	$18,722,576
Distributions reinvested	2,900	39,457	2,253,490	32,080,581
Repurchased	(5,669,428)	(75,406,849)	(10,852,463)	(156,416,179)
Net decrease	(5,021,290)	$(66,768,478)	(7,296,925)	$(105,613,022)
Class I shares
Sold	546,147	$7,382,280	1,307,554	$18,716,928
Distributions reinvested	12,034	153,827	235,817	3,338,457
Repurchased	(1,059,142)	(14,114,464)	(1,744,764)	(24,971,678)
Net decrease	(500,961)	$(6,578,357)	(201,393)	$(2,916,293)
Class R1 shares
Sold	18,956	$249,251	84,000	$1,198,553
Distributions reinvested	932	11,978	49,437	700,298
Repurchased	(161,833)	(2,154,907)	(496,872)	(7,067,808)
Net decrease	(141,945)	$(1,893,678)	(363,435)	$(5,168,957)
Class R2 shares
Sold	24,979	$330,597	94,194	$1,345,432
Distributions reinvested	592	7,586	31,957	452,183
Repurchased	(328,094)	(4,422,912)	(337,717)	(4,770,067)
Net decrease	(302,523)	$(4,084,729)	(211,566)	$(2,972,452)
44	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

Multimanager Lifestyle Balanced Portfolio , Cont'd	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Class R3 shares
Sold	92,986	$1,246,299	320,190	$4,587,163
Distributions reinvested	2,217	28,135	103,738	1,472,695
Repurchased	(665,876)	(8,295,366)	(351,102)	(5,035,434)
Net increase (decrease)	(570,673)	$(7,020,932)	72,826	$1,024,424
Class R4 shares
Sold	26,123	$344,925	230,727	$3,271,597
Distributions reinvested	2,219	28,522	45,422	646,137
Repurchased	(68,380)	(902,046)	(281,390)	(4,023,050)
Net decrease	(40,038)	$(528,599)	(5,241)	$(105,316)
Class R5 shares
Sold	134,245	$1,802,231	192,438	$2,761,424
Distributions reinvested	5,222	67,222	85,430	1,217,031
Repurchased	(176,542)	(2,322,051)	(289,897)	(4,117,254)
Net decrease	(37,075)	$(452,598)	(12,029)	$(138,799)
Class R6 shares
Sold	3,162,694	$43,316,225	4,729,909	$67,696,331
Distributions reinvested	57,176	733,847	737,221	10,430,394
Repurchased	(1,306,430)	(17,116,522)	(2,761,859)	(39,700,385)
Net increase	1,913,440	$26,933,550	2,705,271	$38,426,340
Class 1 shares
Sold	2,048,601	$27,508,291	2,153,014	$30,885,155
Distributions reinvested	2,937,887	37,539,216	49,762,900	704,102,099
Repurchased	(46,540,754)	(611,573,478)	(101,158,869)	(1,451,166,900)
Net decrease	(41,554,266)	$(546,525,971)	(49,242,955)	$(716,179,646)
Class 5 shares
Sold	263,178	$3,432,659	471,035	$6,732,978
Distributions reinvested	64,144	820,614	992,762	14,055,998
Repurchased	(663,798)	(8,748,570)	(1,105,065)	(15,903,746)
Net increase (decrease)	(336,476)	$(4,495,297)	358,732	$4,885,230
Total net decrease	(49,534,195)	$(648,509,073)	(51,025,192)	$(742,951,166)

Multimanager Lifestyle Moderate Portfolio	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Class A shares
Sold	5,481,311	$69,708,357	6,937,677	$92,872,242
Distributions reinvested	286,528	3,556,873	2,878,919	38,350,699
Repurchased	(5,563,593)	(69,824,787)	(9,043,969)	(119,980,499)
Net increase	204,246	$3,440,443	772,627	$11,242,442
Class B shares
Sold	3,321	$36,748	16,989	$220,479
Distributions reinvested	573	7,118	21,078	281,821
Repurchased	(210,974)	(2,692,245)	(589,957)	(7,825,438)
Net decrease	(207,080)	$(2,648,379)	(551,890)	$(7,323,138)
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	45

Multimanager Lifestyle Moderate Portfolio , Cont'd	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Class C shares
Sold	300,705	$3,875,979	802,366	$10,590,752
Distributions reinvested	24,803	310,316	617,664	8,271,535
Repurchased	(2,465,666)	(31,534,257)	(4,706,097)	(62,466,815)
Net decrease	(2,140,158)	$(27,347,962)	(3,286,067)	$(43,604,528)
Class I shares
Sold	191,321	$2,470,210	454,428	$5,999,728
Distributions reinvested	5,807	71,380	58,470	774,025
Repurchased	(344,120)	(4,296,653)	(787,995)	(10,328,416)
Net decrease	(146,992)	$(1,755,063)	(275,097)	$(3,554,663)
Class R1 shares
Sold	14,132	$180,941	69,575	$929,947
Distributions reinvested	1,192	14,813	17,209	229,339
Repurchased	(55,091)	(695,677)	(177,893)	(2,359,551)
Net decrease	(39,767)	$(499,923)	(91,109)	$(1,200,265)
Class R2 shares
Sold	15,489	$198,885	58,155	$777,249
Distributions reinvested	578	7,145	7,121	94,497
Repurchased	(44,881)	(580,650)	(106,103)	(1,400,023)
Net decrease	(28,814)	$(374,620)	(40,827)	$(528,277)
Class R3 shares
Sold	32,905	$413,074	92,015	$1,225,843
Distributions reinvested	1,756	21,451	26,303	350,068
Repurchased	(241,312)	(2,897,428)	(71,785)	(948,531)
Net increase (decrease)	(206,651)	$(2,462,903)	46,533	$627,380
Class R4 shares
Sold	29,325	$383,047	124,834	$1,645,159
Distributions reinvested	1,669	20,584	15,162	200,819
Repurchased	(30,491)	(392,735)	(127,133)	(1,677,571)
Net increase	503	$10,896	12,863	$168,407
Class R5 shares
Sold	164,751	$2,125,042	82,842	$1,096,110
Distributions reinvested	4,117	50,764	30,093	398,679
Repurchased	(90,309)	(1,167,538)	(165,913)	(2,173,265)
Net increase (decrease)	78,559	$1,008,268	(52,978)	$(678,476)
Class R6 shares
Sold	949,412	$11,968,225	1,766,738	$23,209,470
Distributions reinvested	19,162	236,139	135,706	1,794,437
Repurchased	(527,619)	(6,637,185)	(1,292,063)	(17,171,848)
Net increase	440,955	$5,567,179	610,381	$7,832,059
Class 1 shares
Sold	1,484,411	$19,060,875	2,385,774	$31,707,399
Distributions reinvested	1,172,354	14,442,547	10,682,044	141,539,227
Repurchased	(13,751,918)	(171,468,475)	(29,894,575)	(396,657,357)
Net decrease	(11,095,153)	$(137,965,053)	(16,826,757)	$(223,410,731)
46	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

Multimanager Lifestyle Moderate Portfolio , Cont'd	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Class 5 shares
Sold	331,593	$4,204,738	411,424	$5,416,833
Distributions reinvested	37,315	459,187	304,548	4,026,693
Repurchased	(262,579)	(3,318,622)	(519,618)	(6,890,668)
Net increase	106,329	$1,345,303	196,354	$2,552,858
Total net decrease	(13,034,023)	$(161,681,814)	(19,485,967)	$(257,876,932)

Multimanager Lifestyle Conservative Portfolio	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Class A shares
Sold	9,836,500	$125,447,450	9,094,333	$118,215,440
Distributions reinvested	576,519	7,090,001	1,524,490	19,823,781
Repurchased	(7,509,514)	(95,004,510)	(9,197,630)	(118,568,750)
Net increase	2,903,505	$37,532,941	1,421,193	$19,470,471
Class B shares
Sold	4,610	$57,658	22,688	$293,518
Distributions reinvested	2,266	27,573	12,183	158,497
Repurchased	(200,095)	(2,523,196)	(461,307)	(5,931,017)
Net decrease	(193,219)	$(2,437,965)	(426,436)	$(5,479,002)
Class C shares
Sold	576,555	$7,328,268	703,346	$9,057,256
Distributions reinvested	85,320	1,042,261	302,837	3,940,414
Repurchased	(1,891,588)	(23,878,955)	(3,892,454)	(50,055,641)
Net decrease	(1,229,713)	$(15,508,426)	(2,886,271)	$(37,057,971)
Class I shares
Sold	232,485	$2,952,355	400,258	$5,151,662
Distributions reinvested	13,571	166,766	38,471	499,161
Repurchased	(300,170)	(3,799,681)	(609,542)	(7,782,973)
Net decrease	(54,114)	$(680,560)	(170,813)	$(2,132,150)
Class R1 shares
Sold	28,438	$362,626	93,505	$1,202,514
Distributions reinvested	3,923	47,951	12,574	163,376
Repurchased	(97,954)	(1,241,151)	(280,252)	(3,565,330)
Net decrease	(65,593)	$(830,574)	(174,173)	$(2,199,440)
Class R2 shares
Sold	4,639	$56,935	21,564	$277,304
Distributions reinvested	736	9,029	6,006	77,977
Repurchased	(127,983)	(1,662,283)	(42,937)	(545,459)
Net decrease	(122,608)	$(1,596,319)	(15,367)	$(190,178)
Class R3 shares
Sold	49,018	$618,771	52,485	$671,885
Distributions reinvested	2,908	35,665	9,510	123,311
Repurchased	(65,492)	(761,648)	(65,055)	(832,059)
Net decrease	(13,566)	$(107,212)	(3,060)	$(36,863)
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	47

Multimanager Lifestyle Conservative Portfolio , Cont'd	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	48,468	$624,691	99,324	$1,255,183
Distributions reinvested	3,523	43,171	8,420	109,198
Repurchased	(22,639)	(278,120)	(45,657)	(590,147)
Net increase	29,352	$389,742	62,087	$774,234
Class R5 shares
Sold	76,744	$975,196	59,562	$773,655
Distributions reinvested	3,186	39,293	10,870	141,055
Repurchased	(106,821)	(1,369,057)	(127,635)	(1,616,756)
Net decrease	(26,891)	$(354,568)	(57,203)	$(702,046)
Class R6 shares
Sold	412,763	$5,257,029	690,661	$8,883,897
Distributions reinvested	29,007	356,225	73,391	951,842
Repurchased	(294,123)	(3,677,250)	(524,805)	(6,693,163)
Net increase	147,647	$1,936,004	239,247	$3,142,576
Class 1 shares
Sold	4,224,956	$53,827,771	4,949,579	$63,830,045
Distributions reinvested	1,746,102	21,430,405	4,886,067	63,354,688
Repurchased	(10,202,047)	(129,363,134)	(18,331,687)	(234,989,152)
Net decrease	(4,230,989)	$(54,104,958)	(8,496,041)	$(107,804,419)
Total net decrease	(2,856,189)	$(35,761,895)	(10,506,837)	$(132,214,788)
Affiliates of the Trust owned shares of the following classes of the portfolios on June 30, 2020. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
Portfolio	Class	% by Class
Multimanager Lifestyle Aggressive Portfolio	Class 1	100%
Mulitmanager Lifestyle Aggressive Portfolio	Class R6	1%
Multimanager Lifestyle Growth Portfolio	Class 1	100%
Multimanager Lifestyle Growth Portfolio	Class 5	100%
Multimanager Lifestyle Balanced Portfolio	Class 1	100%
Multimanager Lifestyle Balanced Portfolio	Class 5	100%
Multimanager Lifestyle Moderate Portfolio	Class 1	100%
Multimanager Lifestyle Moderate Portfolio	Class 5	100%
Multimanager Lifestyle Conservative Portfolio	Class R6	1%
Multimanager Lifestyle Conservative Portfolio	Class 1	100%
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the six months ended June 30, 2020:
	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
Multimanager Lifestyle Aggressive Portfolio	—	$108,586,204	—	$308,494,413
Multimanager Lifestyle Growth Portfolio	—	532,600,529	$60,677,798	1,077,622,439
Multimanager Lifestyle Balanced Portfolio	—	716,538,201	114,299,084	1,198,078,534
Multimanager Lifestyle Moderate Portfolio	—	252,578,666	25,602,072	372,904,060
Multimanager Lifestyle Conservative Portfolio	—	266,039,400	38,368,463	254,677,857
Note 7—Investment in affiliated underlying funds
The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios' investment may represent a significant portion of each underlying funds’ net assets. At June 30, 2020, the following portfolios held 5% or more of the net assets of the underlying funds shown below:
Portfolio	Affiliated Class NAV	Percentage of underlying fund net assets
Multimanager Lifestyle Aggressive Portfolio
48	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

Portfolio	Affiliated Class NAV	Percentage of underlying fund net assets
	JHF Global Thematic Opportunities Fund	22.1%
	JHF II International Strategic Equity Allocation Fund	16.4%
	JHF International Dynamic Growth Fund	15.4%
	JHF II Science & Technology Fund	15.0%
	JHF II Mid Value Fund	14.8%
	JHF Diversified Macro Fund	14.5%
	JHF II Health Sciences Fund	13.9%
	JHF II U.S. Sector Rotation Fund	13.9%
	JHF II International Small Company Fund	13.6%
	JHF II Small Cap Growth Fund	13.3%
	JHF II Small Cap Value Fund	12.9%
	JHF Emerging Markets Equity Fund	12.4%
	JHF Diversified Real Assets Fund	12.3%
	JHF II Equity Fund	12.2%
	JHF Disciplined Value International Fund	10.6%
	JHF II Mid Cap Stock Fund	10.5%
	JHF Small Cap Core Fund	10.3%
	JHF II Capital Appreciation Value	9.2%
	JHF Financial Industries Fund	8.1%
	JHF II Global Equity Fund	7.5%
	JHF II Capital Appreciation Fund	7.2%
	JHF II Fundamental Global Franchise Fund	6.3%
Multimanager Lifestyle Growth Portfolio
	JHF Global Thematic Opportunities Fund	50.4%
	JHF II International Strategic Equity Allocation Fund	43.6%
	JHF II U.S. Sector Rotation Fund	39.4%
	JHF II Mid Value Fund	36.3%
	JHF II Science & Technology Fund	36.3%
	JHF II Health Sciences Fund	35.8%
	JHF International Dynamic Growth Fund	32.8%
	JHF II International Small Company Fund	32.1%
	JHF Diversified Real Assets Fund	31.7%
	JHF II Equity Fund	30.8%
	JHF Diversified Macro Fund	30.6%
	JHF II Capital Appreciation Value	28.9%
	JHF II Small Cap Growth Fund	27.6%
	JHF II Small Cap Value Fund	26.8%
	JHF II Mid Cap Stock Fund	26.1%
	JHF Disciplined Value International Fund	25.4%
	JHF Small Cap Core Fund	24.2%
	JHF Emerging Markets Equity Fund	23.8%
	JHF II Global Equity Fund	23.0%
	JHF II Fundamental Global Franchise Fund	22.7%
	JHF Financial Industries Fund	20.6%
	JHF II Emerging Markets Debt Fund	20.3%
	JHF II Capital Appreciation Fund	18.3%
	JHF II Absolute Return Currency Fund	15.7%
	JHF II Floating Rate Income Fund	15.4%
	JHF II U.S. High Yield Bond Fund	14.5%
	JHF II Short Duration Credit Opportunities Fund	13.2%
	JHF High Yield Fund	12.5%
	JHF II Blue Chip Growth Fund	12.3%
	JHF II Core Bond Fund	10.4%
	JHF Fundamental Large Cap Core Fund	8.7%
	JHF III Global Shareholder Yield Fund	7.8%
	JHF II Strategic Income Opportunities Fund	6.5%
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	49

Portfolio	Affiliated Class NAV	Percentage of underlying fund net assets
Multimanager Lifestyle Balanced Portfolio
	JHF II Asia Pacific Total Return Bond Fund	46.0%
	JHF II U.S. Sector Rotation Fund	36.6%
	JHF II Emerging Markets Debt Fund	36.3%
	JHF II Multi-Asset High Income Fund	32.9%
	JHF II Short Duration Credit Opportunities Fund	32.7%
	JHF II Capital Appreciation Value	30.3%
	JHF II International Strategic Equity Allocation Fund	29.0%
	JHF II Health Sciences Fund	28.4%
	JHF II Floating Rate Income Fund	27.9%
	JHF II Science & Technology Fund	27.4%
	JHF Global Thematic Opportunities Fund	27.2%
	JHF II U.S. High Yield Bond Fund	27.1%
	JHF International Dynamic Growth Fund	26.9%
	JHF Diversified Real Assets Fund	25.8%
	JHF II Fundamental Global Franchise Fund	25.3%
	JHF II Mid Value Fund	23.8%
	JHF High Yield Fund	23.6%
	JHF II Equity Fund	22.5%
	JHF II Core Bond Fund	22.2%
	JHF II Global Equity Fund	21.2%
	JHF II Small Cap Growth Fund	21.0%
	JHF Diversified Macro Fund	20.9%
	JHF II Small Cap Value Fund	20.6%
	JHF II International Small Company Fund	18.2%
	JHF Disciplined Value International Fund	17.7%
	JHF II Mid Cap Stock Fund	17.0%
	JHF Small Cap Core Fund	15.8%
	JHF II Strategic Income Opportunities Fund	15.3%
	JHF Financial Industries Fund	15.3%
	JHF II Absolute Return Currency Fund	14.6%
	JHF Emerging Markets Equity Fund	14.2%
	JHF II Capital Appreciation Fund	13.0%
	JHF II Blue Chip Growth Fund	9.0%
	JHF III Global Shareholder Yield Fund	7.6%
	JHF Fundamental Large Cap Core Fund	6.4%
Multimanager Lifestyle Moderate Portfolio
	JHF II Multi-Asset High Income Fund	29.8%
	JHF II Asia Pacific Total Return Bond Fund	28.9%
	JHF Short Duration Bond Fund	27.0%
	JHF Alternative Risk Premia Fund	20.3%
	JHF II Core Bond Fund	13.8%
	JHF II Emerging Markets Debt Fund	13.8%
	JHF II Floating Rate Income Fund	12.5%
	JHF II Short Duration Credit Opportunities Fund	10.5%
	JHF II U.S. High Yield Bond Fund	10.5%
	JHF II Capital Appreciation Value	9.5%
	JHF High Yield Fund	8.9%
	JHF II Fundamental Global Franchise Fund	7.9%
	JHF II U.S. Sector Rotation Fund	7.2%
	JHF II Absolute Return Currency Fund	6.9%
	JHF II International Strategic Equity Allocation Fund	6.9%
	JHF II Global Equity Fund	6.3%
	JHF Diversified Real Assets Fund	6.1%
	JHF International Dynamic Growth Fund	5.8%
	JHF II Small Cap Value Fund	5.6%
50	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

Portfolio	Affiliated Class NAV	Percentage of underlying fund net assets
	JHF II Small Cap Growth Fund	5.4%
	JHF II Strategic Income Opportunities Fund	5.4%
Multimanager Lifestyle Conservative Portfolio
	JHF Short Duration Bond Fund	33.8%
	JHF II Multi-Asset High Income Fund	33.0%
	JHF II Asia Pacific Total Return Bond Fund	24.9%
	JHF Alternative Risk Premia Fund	21.1%
	JHF II Core Bond Fund	16.1%
	JHF II Floating Rate Income Fund	13.4%
	JHF II Emerging Markets Debt Fund	12.7%
	JHF II Short Duration Credit Opportunities Fund	10.8%
	JHF Infrastructure Fund	9.6%
	JHF High Yield Fund	9.1%
	JHF II U.S. High Yield Bond Fund	8.8%
	JHF II Absolute Return Currency Fund	7.3%
	JHF II Strategic Income Opportunities Fund	5.2%
Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager Lifestyle Aggressive Portfolio
Absolute Return Currency	—	$17,268,235	—	$(19,775,424)	$2,741,399	$(234,210)	—	—	—
Blue Chip Growth	4,543,451	237,052,628	—	(38,476,801)	860,458	21,284,578	—	—	$220,720,863
Capital Appreciation	7,341,662	140,556,897	—	(26,330,988)	3,770,453	20,247,135	—	—	138,243,497
Capital Appreciation Value	11,102,489	143,128,489	$2,506,104	(21,040,803)	(339,356)	(1,016,802)	—	—	123,237,632
Disciplined Value	7,494,968	141,393,127	11,340,766	—	—	(24,345,096)	—	—	128,388,797
Disciplined Value International	15,095,621	206,459,940	—	(14,896,014)	(3,372,924)	(26,064,033)	—	—	162,126,969
Diversified Macro	3,573,610	36,632,722	6,094,973	(7,348,731)	(996,171)	(1,898,676)	—	—	32,484,117
Diversified Real Assets	11,781,366	124,376,222	1,396,028	(5,834,390)	(1,773,636)	(23,559,857)	—	—	94,604,367
Emerging Markets Equity	20,017,390	251,775,451	—	(19,544,399)	709,797	(3,941,910)	—	—	228,998,939
Equity Income	14,075,979	238,440,177	21,744,102	(284,761)	1,288	(46,227,444)	$1,904,470	—	213,673,362
Financial Industries	2,967,432	56,258,775	3,244,445	(3,751,719)	(64,447)	(9,039,027)	—	—	46,648,027
Fundamental Global Franchise	2,353,828	29,601,052	119,913	(1,692,745)	(310,431)	(1,519,687)	—	—	26,198,102
Fundamental Large Cap Core	4,337,653	235,609,576	—	(8,700,262)	737,072	(6,122,465)	—	—	221,523,921
Global Equity	4,935,167	62,902,236	37,709	(1,442,553)	(164,555)	(5,713,502)	—	—	55,619,335
Global Shareholder Yield	3,540,979	39,732,013	1,215,874	(154,482)	(28,526)	(6,629,839)	522,806	—	34,135,040
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	51

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Global Thematic Opportunities	6,249,195	$83,252,961	—	$(5,776,558)	$(112,552)	$(3,373,385)	—	—	$73,990,466
Health Sciences	10,610,064	49,104,736	$6,916,249	(3,529,441)	(64,650)	4,124,746	—	—	56,551,640
International Dynamic Growth	3,210,049	55,742,482	—	(18,758,260)	1,017,407	133,751	—	—	38,135,380
International Growth	4,239,519	150,713,758	268,330	(21,267,041)	1,387,196	(6,460,386)	—	—	124,641,857
International Small Company	10,767,855	120,254,275	53,129	(807,663)	(72,890)	(18,316,697)	—	—	101,110,154
International Strategic Equity Allocation	29,961,451	297,697,784	475,786	(5,262,960)	(1,038,096)	(27,612,522)	—	—	264,259,992
Mid Cap Stock	7,354,584	177,606,314	—	(27,009,141)	2,964,684	27,287,354	—	—	180,849,211
Mid Value	13,446,685	192,406,841	12,900,969	—	—	(23,912,024)	—	—	181,395,786
Multifactor Emerging Markets ETF	2,920,699	85,087,211	1,090,782	(6,968,290)	(868,813)	(11,982,609)	$540,573	—	66,358,281
Multifactor Mid Cap ETF	913,247	37,168,910	511,522	(1,874,204)	(76,678)	(3,656,315)	203,232	—	32,073,235
Multifactor Small Cap ETF	1,015,661	27,628,988	1,552,872	(1,225,315)	(140,205)	(3,907,680)	128,587	—	23,908,660
Science & Technology	10,611,588	48,101,710	1,894,809	(8,954,007)	(2,896,801)	9,606,434	—	—	47,752,145
Seaport Long/Short	—	15,107,637	—	(14,563,246)	1,821,345	(2,365,736)	—	—	—
Small Cap Core	5,929,236	64,752,302	8,371,142	(708,647)	65,563	(4,116,273)	—	—	68,364,087
Small Cap Growth	4,254,801	72,892,592	5,234,672	(6,277,954)	(410,408)	5,445,357	—	—	76,884,259
Small Cap Value	4,962,169	74,002,631	21,616,027	—	—	(19,796,718)	—	—	75,821,940
U.S. Sector Rotation	17,180,033	188,007,384	—	(16,237,612)	(1,676,870)	(6,882,584)	—	—	163,210,318
					$1,668,653	$(200,566,122)	$3,299,668	—	$3,301,910,379
Multimanager Lifestyle Growth Portfolio
Absolute Return Currency	5,011,361	$86,081,254	—	$(47,611,542)	$4,606,774	$8,841,211	—	—	$51,917,697
Asia Pacific Total Return Bond	—	66,448,955	—	(64,341,905)	(1,415,045)	(692,005)	—	—	—
Blue Chip Growth	11,279,348	564,626,660	$2,178,530	(74,302,067)	2,248,737	53,198,857	—	—	547,950,717
Bond	21,718,552	426,717,351	8,493,663	(84,729,024)	191,815	9,854,155	$6,493,661	—	360,527,960
Capital Appreciation	18,646,291	338,773,817	2,349,380	(50,962,563)	6,572,404	54,376,627	—	—	351,109,665
Capital Appreciation Value	35,040,017	441,554,328	3,418,117	(52,091,249)	(1,919,703)	(2,017,300)	—	—	388,944,193
Core Bond	19,908,065	351,379,851	2,396,891	(95,053,817)	2,477,475	13,729,971	2,396,891	—	274,930,371
Disciplined Value	19,400,638	346,957,917	44,069,968	—	—	(58,694,963)	—	—	332,332,922
52	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Disciplined Value International	36,195,184	$477,859,937	$12,861,530	$(35,760,972)	$(7,929,289)	$(58,294,931)	—	—	$388,736,275
Diversified Macro	7,557,734	79,384,106	3,712,753	(8,357,787)	(1,177,235)	(4,862,038)	—	—	68,699,799
Diversified Real Assets	30,353,272	311,475,319	11,138,337	(15,407,423)	(4,965,751)	(58,503,707)	—	—	243,736,775
Emerging Markets Debt	22,720,481	222,136,761	16,253,889	(22,023,552)	(1,228,202)	(13,381,023)	$5,050,936	—	201,757,873
Emerging Markets Equity	38,244,969	471,114,320	2,975,284	(32,620,369)	2,245,001	(6,191,788)	—	—	437,522,448
Equity Income	35,445,259	578,248,665	70,904,070	—	—	(111,093,706)	4,788,747	—	538,059,029
Financial Industries	7,576,878	147,882,615	10,529,109	(17,480,297)	1,961,847	(23,784,758)	—	—	119,108,516
Floating Rate Income	15,180,020	103,382,174	26,234,906	(5,704,119)	(346,849)	(7,135,360)	2,241,541	—	116,430,752
Fundamental Global Franchise	8,468,926	105,499,585	622,228	(5,862,119)	(556,219)	(5,444,330)	—	—	94,259,145
Fundamental Large Cap Core	8,097,464	402,797,240	27,027,321	(11,142,293)	1,341,393	(6,486,195)	—	—	413,537,466
Global Equity	15,223,715	189,749,081	1,115,208	(1,986,714)	(324,245)	(16,982,066)	—	—	171,571,264
Global Shareholder Yield	12,853,633	142,562,456	5,027,046	(73,636)	888	(23,607,732)	1,904,644	—	123,909,022
Global Thematic Opportunities	14,288,720	184,365,665	65,758	(7,926,235)	(17,654)	(7,309,090)	—	—	169,178,444
Health Sciences	27,309,535	98,397,142	38,957,102	(2,409,057)	(88,446)	10,703,080	—	—	145,559,821
High Yield	47,166,523	113,045,304	51,642,326	(6,574,453)	(1,123,586)	(7,000,046)	3,125,890	—	149,989,545
International Dynamic Growth	6,834,698	129,027,632	162,700	(50,665,647)	3,460,887	(789,355)	—	—	81,196,217
International Growth	9,779,539	348,832,305	—	(49,871,385)	4,836,112	(16,278,587)	—	—	287,518,445
International Small Company	25,390,786	261,542,497	15,350,787	(868,589)	(106,625)	(37,498,585)	—	—	238,419,485
International Strategic Equity Allocation	79,868,016	774,405,538	6,116,323	(3,488,195)	(203,918)	(72,393,851)	—	—	704,435,897
Mid Cap Stock	18,335,970	434,518,438	6,927,581	(67,155,984)	6,847,906	69,743,553	—	—	450,881,494
Mid Value	32,998,956	463,148,172	36,969,615	—	—	(54,961,873)	—	—	445,155,914
Multifactor Emerging Markets ETF	7,854,316	217,611,703	5,675,842	(12,869,360)	(1,088,449)	(30,879,676)	1,456,971	—	178,450,060
Multifactor Mid Cap ETF	2,095,346	82,174,558	3,016,403	(3,812,112)	(171,278)	(7,619,019)	467,367	—	73,588,552
Multifactor Small Cap ETF	2,636,226	70,203,770	4,828,364	(3,046,765)	(448,086)	(9,480,523)	335,486	—	62,056,760
Science & Technology	25,690,811	104,061,221	5,364,419	(10,539,560)	(2,908,594)	19,631,165	—	—	115,608,651
Seaport Long/Short	—	25,685,653	—	(24,686,775)	3,013,686	(4,012,564)	—	—	—
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	53

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Short Duration Credit Opportunities	9,303,784	$115,255,654	$1,760,428	$(26,350,043)	$(2,711,472)	$(1,243,297)	$1,760,428	—	$86,711,270
Small Cap Core	13,937,660	147,117,654	24,119,084	(2,729,826)	285,039	(8,090,730)	—	—	160,701,221
Small Cap Growth	8,827,888	142,747,715	15,213,526	(9,668,875)	(289,262)	11,516,839	—	—	159,519,943
Small Cap Value	10,353,466	147,117,654	50,877,501	—	—	(39,794,199)	—	—	158,200,956
Strategic Income Opportunities	27,756,242	334,814,955	10,277,413	(45,250,120)	(1,446,398)	(5,289,935)	3,607,240	—	293,105,915
U.S. High Yield Bond	3,068,910	36,035,060	1,291,712	(2,932,218)	6,834	(2,116,453)	818,389	—	32,284,935
U.S. Sector Rotation	48,662,130	515,848,987	2,407,616	(34,149,801)	(2,568,494)	(19,248,071)	—	—	462,290,237
					$7,061,998	$(469,582,298)	$34,448,191	—	$9,679,895,651
Multimanager Lifestyle Balanced Portfolio
Absolute Return Currency	4,673,894	$90,078,229	—	$(55,681,567)	$5,669,240	$8,355,644	—	—	$48,421,546
Asia Pacific Total Return Bond	8,174,430	92,447,021	$1,158,381	(13,481,812)	(584,289)	570,112	—	—	80,109,413
Blue Chip Growth	8,212,442	403,489,652	7,775,894	(54,403,113)	2,735,425	39,362,584	—	—	398,960,442
Bond	47,353,200	879,670,338	32,819,867	(148,186,570)	322,620	21,436,860	$13,663,285	—	786,063,115
Capital Appreciation	13,245,106	239,907,050	6,162,516	(41,519,528)	6,059,566	38,795,745	—	—	249,405,349
Capital Appreciation Value	36,657,760	450,703,376	4,803,359	(45,121,221)	(1,899,023)	(1,585,350)	—	—	406,901,141
Core Bond	42,484,659	698,209,736	5,992,139	(150,149,239)	4,890,209	27,770,300	4,992,140	—	586,713,145
Disciplined Value	14,072,156	247,171,514	34,954,885	—	—	(41,070,368)	—	—	241,056,031
Disciplined Value International	25,230,788	326,562,475	22,268,359	(33,284,244)	(7,262,322)	(37,305,600)	—	—	270,978,668
Diversified Macro	5,163,220	52,034,374	4,259,591	(5,430,016)	(738,854)	(3,191,426)	—	—	46,933,669
Diversified Real Assets	24,692,585	249,593,001	16,034,808	(15,889,313)	(4,609,819)	(46,847,218)	—	—	198,281,459
Emerging Markets Debt	40,667,379	397,765,195	19,115,432	(29,183,633)	(1,742,510)	(24,828,157)	9,208,870	—	361,126,327
Emerging Markets Equity	22,880,026	282,372,967	11,007,815	(30,437,948)	1,467,676	(2,663,011)	—	—	261,747,499
Equity Income	25,902,978	415,628,813	57,681,572	(831,809)	11,532	(79,282,898)	3,532,958	—	393,207,210
Financial Industries	5,617,127	121,090,948	11,932,413	(29,016,387)	3,787,690	(19,493,433)	—	—	88,301,231
Floating Rate Income	27,608,069	202,062,775	36,214,690	(12,070,868)	(1,104,881)	(13,347,827)	4,300,696	—	211,753,889
Fundamental Global Franchise	9,431,989	121,446,064	2,525,826	(12,654,967)	353,400	(6,692,291)	—	—	104,978,032
Fundamental Large Cap Core	5,959,264	300,042,426	20,105,648	(12,609,681)	818,673	(4,017,478)	—	—	304,339,588
54	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Global Equity	14,014,136	$176,958,942	$5,156,109	$(8,655,539)	$14,377	$(15,534,580)	—	—	$157,939,309
Global Shareholder Yield	12,440,601	135,254,367	8,438,069	(1,785,109)	(123,262)	(21,856,667)	$1,851,566	—	119,927,398
Global Thematic Opportunities	7,701,857	99,027,218	2,334,254	(6,722,677)	268,762	(3,717,568)	—	—	91,189,989
Health Sciences	21,627,889	69,312,043	37,488,375	(1,897,839)	6,995	10,367,076	—	—	115,276,650
High Yield	89,202,504	216,505,641	93,423,104	(10,769,655)	(2,258,778)	(13,236,348)	6,006,614	—	283,663,964
International Dynamic Growth	5,605,515	88,178,107	1,784,957	(26,611,622)	1,898,825	1,343,255	—	—	66,593,522
International Growth	6,970,132	238,394,942	3,321,938	(30,754,104)	3,207,706	(9,248,611)	—	—	204,921,871
International Small Company	14,380,717	148,038,554	15,082,325	(6,923,880)	(1,109,250)	(20,052,821)	—	—	135,034,928
International Strategic Equity Allocation	53,068,387	508,290,374	18,335,686	(13,228,580)	(1,345,219)	(43,989,091)	—	—	468,063,170
Mid Cap Stock	11,900,010	274,928,742	12,344,605	(46,080,375)	5,186,347	46,241,917	—	—	292,621,236
Mid Value	21,579,176	296,077,107	29,174,812	(116,985)	(1,806)	(34,030,040)	—	—	291,103,088
Multi-Asset High Income	4,721,624	—	47,207,690	—	—	(794,130)	54,000	—	46,413,560
Multifactor Emerging Markets ETF	4,831,599	140,879,811	8,360,899	(18,897,458)	(2,017,379)	(18,551,944)	894,082	—	109,773,929
Multifactor Mid Cap ETF	1,765,015	68,854,088	4,855,209	(5,689,787)	(209,608)	(5,822,575)	393,687	—	61,987,327
Multifactor Small Cap ETF	1,996,048	51,842,848	5,771,889	(3,520,682)	(465,637)	(6,641,448)	254,017	—	46,986,970
Science & Technology	19,384,700	69,197,450	10,411,326	(4,804,386)	(1,341,422)	13,768,182	—	—	87,231,150
Seaport Long/Short	—	25,726,986	—	(24,747,240)	3,084,217	(4,063,963)	—	—	—
Short Duration Credit Opportunities	23,139,147	262,946,775	4,083,770	(42,984,971)	(4,318,095)	(4,070,630)	4,083,770	—	215,656,849
Small Cap Core	9,099,306	89,880,550	21,214,479	(2,198,049)	219,704	(4,201,686)	—	—	104,914,998
Small Cap Growth	6,721,865	106,799,242	12,210,466	(6,872,716)	88,074	9,239,027	—	—	121,464,093
Small Cap Value	7,938,932	111,028,915	40,445,228	—	—	(30,167,263)	—	—	121,306,880
Strategic Income Opportunities	65,198,378	763,748,985	25,350,846	(86,332,371)	(4,803,660)	(9,468,929)	8,324,580	—	688,494,871
U.S. High Yield Bond	5,744,577	68,674,930	1,844,275	(6,095,468)	(72,439)	(3,918,351)	1,546,794	—	60,432,947
U.S. Sector Rotation	45,166,536	467,865,274	12,461,509	(33,296,022)	(2,181,483)	(15,767,186)	—	—	429,082,092
					$1,901,302	$(328,208,186)	$59,107,059	—	$9,359,358,545
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	55

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager Lifestyle Moderate Portfolio
Absolute Return Currency	2,210,350	$33,981,078	—	$(16,520,895)	$1,473,746	$3,965,297	—	—	$22,899,226
Alternative Risk Premia	3,051,677	30,751,459	$832,573	(1,114,798)	(146,512)	(5,085,355)	—	—	25,237,367
Asia Pacific Total Return Bond	5,144,301	57,939,173	21,688	(7,546,188)	(313,847)	313,322	—	—	50,414,148
Blue Chip Growth	1,576,859	73,507,043	3,752,647	(9,004,921)	674,447	7,674,611	—	—	76,603,827
Bond	20,553,357	372,048,276	9,340,224	(49,709,666)	(26,470)	9,533,369	$5,912,582	—	341,185,733
Capital Appreciation	2,628,833	43,981,240	2,570,467	(5,799,844)	385,475	8,363,579	—	—	49,500,917
Capital Appreciation Value	11,487,226	130,735,496	4,130,764	(7,805,088)	9,823	437,212	—	—	127,508,207
Core Bond	26,501,336	404,007,472	9,057,933	(66,322,899)	1,905,110	17,335,839	3,057,932	—	365,983,455
Disciplined Value	2,871,684	46,570,735	10,306,916	(393,304)	10,098	(7,302,494)	—	—	49,191,951
Disciplined Value International	4,214,952	54,237,247	4,973,332	(6,787,422)	(1,545,291)	(5,609,285)	—	—	45,268,581
Diversified Real Assets	5,788,138	57,469,480	5,831,307	(4,965,212)	(1,345,073)	(10,511,755)	—	—	46,478,747
Emerging Markets Debt	15,473,269	151,309,310	8,095,293	(11,918,840)	(850,633)	(9,232,498)	3,576,113	—	137,402,632
Emerging Markets Equity	2,496,690	29,819,361	2,296,123	(3,623,532)	232,838	(162,658)	—	—	28,562,132
Equity Income	5,269,829	79,665,591	16,005,520	(995,418)	4,749	(14,684,433)	710,777	—	79,996,009
Floating Rate Income	12,391,630	88,994,570	15,176,656	(2,780,245)	(316,049)	(6,031,127)	1,930,434	—	95,043,805
Fundamental Global Franchise	2,943,622	37,983,377	2,081,297	(5,590,651)	59,905	(1,771,410)	—	—	32,762,518
Fundamental Large Cap Core	1,224,775	66,504,901	5,652,316	(9,003,334)	338,790	(943,434)	—	—	62,549,239
Global Equity	4,165,857	54,249,607	3,396,265	(6,244,212)	204,411	(4,656,858)	—	—	46,949,213
Global Shareholder Yield	3,613,569	40,742,827	4,279,516	(3,840,018)	320,911	(6,668,435)	554,442	—	34,834,801
High Yield	33,665,711	82,474,481	32,176,322	(1,873,707)	(299,747)	(5,420,387)	2,322,504	—	107,056,962
Infrastructure	1,201,834	15,370,104	1,247,493	(785,130)	155,005	(1,721,699)	135,033	—	14,265,773
International Dynamic Growth	1,208,910	15,061,095	730,013	(2,317,771)	166,991	721,527	—	—	14,361,855
International Growth	1,222,665	40,721,196	1,729,253	(5,713,284)	676,012	(1,466,837)	—	—	35,946,340
International Small Company	2,623,773	26,265,759	3,589,780	(1,720,798)	(272,032)	(3,225,484)	—	—	24,637,225
International Strategic Equity Allocation	12,682,311	117,732,400	8,547,507	(4,582,279)	(296,152)	(9,543,493)	—	—	111,857,983
Mid Cap Stock	2,358,111	52,531,517	3,820,354	(8,796,259)	712,447	9,717,889	—	—	57,985,948
56	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Mid Value	4,441,537	$58,711,696	$8,410,672	$(1,022,100)	$(77,260)	$(6,106,668)	—	—	$59,916,340
Multi-Asset High Income	4,279,756	—	42,772,496	—	—	(702,492)	$48,946	—	42,070,004
Multifactor Emerging Markets ETF	1,023,079	30,067,959	3,108,906	(5,546,071)	(728,312)	(3,658,127)	188,446	—	23,244,355
Seaport Long/Short	—	8,343,241	4,963	(8,045,398)	1,024,081	(1,326,887)	—	—	—
Short Duration Bond	4,749,195	46,153,529	6,590,110	(5,294,573)	(129,670)	30,079	639,758	—	47,349,475
Short Duration Credit Opportunities	7,429,647	92,888,083	1,445,896	(22,031,241)	(2,135,352)	(923,081)	1,445,895	—	69,244,305
Small Cap Growth	1,723,412	23,172,579	6,790,333	(1,451,002)	65,698	2,564,451	—	—	31,142,059
Small Cap Value	2,169,388	26,265,759	13,475,497	—	—	(6,593,006)	—	—	33,148,250
Strategic Income Opportunities	22,874,906	270,321,007	2,992,030	(26,743,799)	(1,313,924)	(3,696,307)	2,982,030	—	241,559,007
U.S. High Yield Bond	2,233,128	26,265,759	725,675	(2,019,187)	(90,777)	(1,388,967)	605,339	—	23,492,503
U.S. Sector Rotation	8,902,775	89,516,795	5,332,030	(7,328,154)	(432,482)	(2,511,823)	—	—	84,576,366
					$(1,899,046)	$(60,287,825)	$24,110,231	—	$2,740,227,258
Multimanager Lifestyle Conservative Portfolio
Absolute Return Currency	2,313,199	$38,460,380	—	$(20,823,772)	$1,968,634	$4,359,497	—	—	$23,964,739
Alternative Risk Premia	3,173,695	29,795,388	$2,257,649	(517,204)	(56,238)	(5,233,139)	—	—	26,246,456
Asia Pacific Total Return Bond	4,435,296	47,676,369	1,275,219	(5,650,415)	(149,204)	313,935	—	—	43,465,904
Blue Chip Growth	323,569	9,899,438	5,406,600	(1,101,350)	123,753	1,390,537	—	—	15,718,978
Bond	24,352,840	413,599,650	8,219,350	(29,153,661)	(106,246)	11,698,054	$6,825,350	—	404,257,147
Capital Appreciation	364,124	6,827,187	1,064,564	(2,355,859)	78,354	1,242,207	—	—	6,856,453
Capital Appreciation Value	6,052,655	63,580,560	6,941,225	(4,255,810)	7,737	910,760	—	—	67,184,472
Core Bond	30,883,082	449,252,039	4,138,470	(49,487,409)	1,304,997	21,287,264	3,609,288	—	426,495,361
Disciplined Value	738,749	9,921,352	4,466,085	(201,574)	2,717	(1,533,810)	—	—	12,654,770
Disciplined Value International	859,950	9,480,350	2,236,517	(1,255,864)	(206,234)	(1,018,907)	—	—	9,235,862
Diversified Real Assets	4,180,845	40,107,338	9,190,475	(7,283,606)	(1,993,957)	(6,448,061)	—	—	33,572,189
Emerging Markets Debt	14,193,441	131,808,473	13,167,592	(10,658,337)	(943,381)	(7,336,594)	3,228,657	—	126,037,753
Emerging Markets Equity	1,307,658	14,851,038	2,757,725	(2,787,662)	67,557	70,945	—	—	14,959,603
Equity Income	1,205,230	15,861,767	5,648,802	(216,513)	1,963	(3,000,626)	159,822	—	18,295,393
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	57

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Floating Rate Income	13,231,351	$91,061,864	$17,521,934	$(699,910)	$(63,439)	$(6,335,983)	$2,051,547	—	$101,484,466
Fundamental Global Franchise	1,405,680	19,392,166	3,072,372	(6,104,496)	361,475	(1,076,303)	—	—	15,645,214
Fundamental Large Cap Core	195,717	10,045,309	2,351,474	(2,361,217)	16,030	(56,334)	—	—	9,995,262
Global Equity	1,920,308	26,412,440	4,724,256	(7,443,246)	350,326	(2,401,900)	—	—	21,641,876
Global Shareholder Yield	1,578,446	18,932,094	4,064,281	(4,914,216)	504,852	(3,370,791)	261,360	—	15,216,220
High Yield	34,456,576	65,795,773	48,520,207	(628,975)	2,160	(4,117,253)	2,008,121	—	109,571,912
Infrastructure	3,414,017	41,408,890	6,504,309	(3,223,619)	371,739	(4,536,935)	382,202	—	40,524,384
International Dynamic Growth	415,458	4,941,605	720,943	(1,067,433)	52,130	288,396	—	—	4,935,641
International Growth	455,565	13,358,783	1,964,705	(1,817,769)	51,781	(163,885)	—	—	13,393,615
International Strategic Equity Allocation	7,598,306	67,284,976	12,317,980	(7,040,555)	(893,676)	(4,651,668)	—	—	67,017,057
Mid Cap Stock	837,412	16,686,560	3,056,199	(2,914,960)	130,564	3,633,609	—	—	20,591,972
Mid Value	1,611,187	19,070,354	5,437,158	(765,160)	(12,019)	(1,995,416)	—	—	21,734,917
Multi-Asset High Income	4,738,201	—	47,356,031	—	—	(779,514)	54,189	—	46,576,517
Multifactor Emerging Markets ETF	36,454	3,842,114	776,108	(3,090,071)	(456,953)	(242,963)	7,651	—	828,235
Seaport Long/Short	—	3,814,071	142,834	(3,825,150)	469,114	(600,869)	—	—	—
Short Duration Bond	5,957,746	47,676,369	13,669,270	(1,952,922)	(57,596)	63,606	707,380	—	59,398,727
Short Duration Credit Opportunities	7,625,775	84,999,814	2,025,561	(13,493,867)	(1,148,682)	(1,310,599)	1,385,388	—	71,072,227
Small Cap Growth	751,729	7,151,383	5,736,260	(549,715)	27,720	1,218,096	—	—	13,583,744
Small Cap Value	963,213	10,729,458	7,034,439	(165,538)	(1,298)	(2,879,170)	—	—	14,717,891
Strategic Income Opportunities	22,128,285	248,036,308	2,961,277	(13,384,769)	(333,695)	(3,604,434)	2,833,627	—	233,674,687
U.S. High Yield Bond	1,863,670	20,858,411	1,374,618	(1,503,657)	(51,409)	(1,072,157)	504,759	—	19,605,806
U.S. Sector Rotation	3,496,084	33,416,028	5,845,711	(5,175,938)	(306,216)	(566,786)	—	—	33,212,799
					$(886,640)	$(17,857,191)	$24,019,341	—	$2,163,368,249
Note 8—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect portfolio performance.
58	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | SEMIANNUAL REPORT

Continuation of Investment Advisory and Subadvisory Agreements

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) and the Subadvisory Agreement (the Subadvisory Agreement) with respect to each of the portfolios of the Trust included in this report (the Funds). The Advisory and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-25, 2020 telephonic1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a telephonic meeting held on May 26-27, 2020.

Approval of Advisory and Subadvisory Agreements

At telephonic meetings held on June 23-25, 2020, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor ( with respect to each of the Funds in this report.

In considering the Advisory Agreement and the Subadvisory Agreement with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for peer groups of similar funds prepared by an independent third-party provider of fund data; performance information for the Funds' benchmark indices; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisor with respect to the Funds they manage. The information received and considered by the Board both in conjunction with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and the Subadvisor in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all of the Funds at the June meeting, the Board considered each Fund separately.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of Fund performance and operations throughout the year.

Nature, Extent and Quality of Services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the Funds' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the Fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the

__________________________
1 On March 25, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the "Order") pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the "1940 Act"), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board's May and June meetings were held telephonically in reliance on the Order.

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Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.

In considering the nature, extent and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the Funds;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance. In considering each Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds' performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the Funds' performance
(b)	considered the comparative performance of each Fund's respective benchmark;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of each Fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally and with respect to particular Funds.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board reviewed Fund performance against each Fund's respective benchmark and concluded that the performance of certain Funds have generally been in line with or generally outperformed the historical performance of comparable funds based on the median percentile with certain exceptions noted in Appendix A. In such cases, the Board concluded that the Fund's performance is being monitored and reasonably addressed, where appropriate.

Fees and Expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data including, among other data, each Fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and subadvisory services provided by the Advisor and the Subadvisor. The Board considered each Fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund's ranking within broader groups of funds. In comparing each Fund's contractual and net management fees to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.

The Board took into account management's discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board noted that the Advisor continued advisory and subadvisory fee reductions in the past year with respect to several Funds. The Board also noted management's discussion of the Funds' expenses, as well as certain actions taken over the past several years to reduce the Funds' operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to a Fund and the services they provide to other such comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided the Funds under the Advisory Agreement.

In addition, the Trustees reviewed the advisory fee to be paid to the Advisor for each Fund and concluded that the advisory fee to be paid to the Advisor with respect to each Fund is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying

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portfolios of the Fund and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund and those of its underlying portfolios.

Profitability/Fall Out Benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor that is affiliated with the Advisor) from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered (i) information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to each Fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;
(g)	noted that the Funds' Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;
(j)	noted that the subadvisory fee for the Funds is paid by the Advisor;
(k)	With respect to each Fund, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying portfolios in which the Funds may invest;
(k)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor, which is an affiliated with the Advisor), from their relationship with each Fund was reasonable and not excessive.

Economies of Scale. In considering the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:

(a)	considered that with respect to the John Hancock underlying portfolios in which the Funds invest, the Advisor has agreed to waive a portion of its management fee for such fund and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based on upon the aggregate net assets of all the Participating Portfolios. The Board also noted that the Advisor had implemented additional breakpoints to the complex-wide fee waiver in recent years. (The Funds that are not Participating Portfolios as of the date of this annual report are each Fund and each other of the funds of funds of the Trust and John Hancock Variable Insurance Trust and John Hancock Collateral Trust. These funds of funds also benefit from such overall management fee waiver through their investment in underlying portfolios that include certain of the Participating Portfolios, which are subject to the Reimbursement.
(b)	reviewed the Trust's advisory fee structure and concluded that (i) the Funds' fee structures contain breakpoints at the advisory fee level and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the Funds to benefit from economies of scale if those Funds grow. The Board also took into account management's discussion of the Funds' advisory fee structure; and
(c)	the Board also considered the effect of the Funds' growth in size on their performance and fees. The Board also noted that if the Funds' assets increase over time, the Funds may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);
(2)	the historical and current performance of each Fund and comparative performance information relating to the Fund's benchmark and comparable funds; and
(3)	the subadvisory fee for each Fund and comparative fee information, where available, prepared by an independent third-party provider of fund data.

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Nature, Extent and Quality of Services. With respect to the services provided by the Subadvisor with respect to each Fund, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the Funds which is consistent with the Fund's investment objectives, the selection of investment securities and underlying funds and the placement of orders for the purchase and sale of such securities and underlying funds, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor Compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the Funds. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the Funds, such as the opportunity to provide advisory services to additional portfolios of the Trusts and reputational benefits.

Subadvisory Fees. The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered, if available, each Fund's sub-advisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of fund data. The Board also took into account the sub-advisory fees paid by the Advisor to fees charged by the Subadvisor to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor Performance. As noted above, the Board considered each Fund's performance as compared to the Fund's respective peer group and benchmark and noted that the Board reviews information about the Fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:

(1)	The Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	Although not without variation, the performance of each Fund managed by the Subadvisor has generally been in line with or generally outperformed the historical performance of comparable funds based on the median percentile and/or each Fund's respective benchmark, with certain exceptions noted in Appendix A (with respect to such exceptions, the Board considered the steps the Subadvisor had taken to address performance and concluded that performance is being monitored and reasonably addressed);
(3)	The subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	Subadvisory fees are paid by the Adviser and not the Funds and the advisory fees for each Fund contains breakpoints that permit shareholders to benefit from economies of scale if those Funds grow.

In addition, in the case of each Fund, the Trustees reviewed the subadvisory fee to be paid to the Subadvisor for the Fund and concluded that the subadvisory fee to be paid to the Subadvisor with respect to each Fund is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements and subadvisory agreements for the underlying portfolios of the Fund and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund and those of its underlying portfolios.

Additional information relating to each Fund's fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.

* * *

Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.

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APPENDIX A

Portfolio (subadviser)	Performance as of 12.31.2019	Fees and expenses	Comments
Multimanager Lifestyle Aggressive Portfolio (Manulife Investment Management (US))

Benchmark Index - The Fund underperformed the benchmark index for the one-, three-, five- and ten-year periods.

Broadridge Category - The Fund outperformed the peer group median for the one-, three-, five- and ten-year periods.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.

Net management fees for this Fund are lower than the peer group median.

Net total expenses for this Fund are lower than the peer group median.

The Board took into account management's discussion of the factors that contributed to the Fund's performance for the one-, three-, five- and ten-year periods relative to the benchmark index.

The Board noted the Fund's favorable performance relative to the peer group median for the one-, three-, five- and ten-year periods.

The Board noted that the Fund outperformed its Morningstar peer group for the year-to-date period ended April 30, 2020.

The Board noted the Fund's net management fees and net total expenses are lower than the peer group median.

Multimanager Lifestyle Balanced Portfolio (Manulife Investment Management (US))

Benchmark Index - The Fund underperformed the benchmark index for the one-, three-, five- and ten-year periods.

Broadridge Category - The Fund underperformed the peer group median for the one- and ten-year periods and outperformed the peer group median for the three- and five-year periods.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.

Net management fees for this Fund are lower than the peer group median.

Net total expenses for this Fund are lower than the peer group median.

The Board took into account management's discussion of the factors that contributed to the Fund's performance for the one-, three-, five- and ten-year periods relative to the benchmark index and to the peer group median for the one- and ten-year periods, including the impact of past and current market conditions on the Trust's strategy and management's outlook for the Trust.

The Board noted the Fund's favorable performance relative to the peer group median for the three- and five-year periods.

The Board noted that the Fund outperformed its Morningstar peer group for the year-to-date period ended April 30, 2020.

The Board noted the Fund's net management fees and net total expenses are lower than the peer group median.

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Portfolio (subadviser)	Performance as of 12.31.2019	Fees and expenses	Comments
Multimanager Lifestyle Conservative Portfolio (Manulife Investment Management (US))

Benchmark Index - The Fund underperformed the benchmark index for the one-, three-, five- and ten-year periods.

Broadridge Category - The Fund outperformed the peer group median for the one-, three-, five- and ten-year periods.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.

Net management fees for this Fund are equal to the peer group median.

Net total expenses for this Fund are lower than the peer group median.

The Board took into account management's discussion of the factors that contributed to the Fund's performance for the one-, three-, five- and ten-year periods relative to the benchmark index.

The Board noted the Fund's favorable performance relative to the peer group median for the one-, three-, five- and ten-year periods

The Board noted that the Fund outperformed its Morningstar peer group for the year-to-date period ended April 30, 2020.

The Board noted the Fund's net management fees are equal to the peer group median and net total expenses are lower than the peer group median.

Lifestyle Growth Portfolio (Manulife Investment Management (US))

Benchmark Index - The Fund underperformed the benchmark index for the one-, three-, five- and ten-year periods.

Broadridge Category - The Fund outperformed the peer group median for the one-, three-, five- and ten-year periods.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.

Net management fees for this Fund are lower than the peer group median.

Net total expenses for this Fund are lower than the peer group median.

The Board took into account management's discussion of the factors that contributed to the Fund's performance for the one-, three-, five- and ten-year periods relative to the benchmark index.

The Board noted the Fund's favorable performance relative to the peer group median for the one-, three-, five- and ten-year periods.

The Board noted that the Fund outperformed its Morningstar peer group for the year-to-date period ended April 30, 2020.

The Board noted the Fund's net management fees and net total expenses are lower than the peer group median.

Multimanager Lifestyle Moderate Portfolio (Manulife Investment Management (US))

Benchmark Index - The Fund underperformed the benchmark index for the one-, three-, five- and ten-year periods.

Broadridge Category - The Fund outperformed the peer group median for the one-, three-, five- and ten-year periods.

Limited comparative subadviser fee data was provided due to the limited number of Broadridge peer funds.

Net management fees for this Fund are equal to the peer group median.

Net total expenses for this Fund are lower than the peer group median.

The Board took into account management's discussion of the factors that contributed to the Fund's performance for the one-, three-, five- and ten-year periods relative to the benchmark index.

The Board noted the Fund's favorable performance relative to the peer group median for the one-, three-, five- and ten-year periods.

The Board noted that the Fund outperformed its Morningstar peer group for the year-to-date period ended April 30, 2020.

The Board noted the Fund's net management fees are equal to the peer group median and net total expenses are lower than the peer group median.

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STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program

This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including Multimanager Lifestyle Aggressive Portfolio, Multimanager Lifestyle Balanced Portfolio, Multimanager Lifestyle Conservative Portfolio, Multimanager Lifestyle Growth Portfolio, Multimanager Lifestyle Moderate Portfolio, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Funds' subadvisor, Manulife Investment Management (US) LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.

The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Committee also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Committee may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues.

The Committee provided the Board at a meeting held on March 15-17, 2020 with a written report which addressed the Committee's assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period December 1, 2018 through December 31, 2019, included an assessment of important aspects of the LRMP including, but not limited to:

•	Operation of the Fund's Redemption-In-Kind Procedures;
•	Highly Liquid Investment Minimum (HLIM) determination;
•	Compliance with the 15% limit on illiquid investments;
•	Reasonably Anticipated Trade Size (RATS) determination;
•	Security-level liquidity classifications; and
•	Liquidity risk assessment.

The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee's actions to address such matters.

Redemption-In-Kind Procedures

Rule 22e-4 requires any fund that engages in or reserves the right to engage in in-kind redemptions to adopt and implement written policies and procedures regarding in-kind redemptions as part of the management of its liquidity risk. These procedures address the process for redeeming in kind, as well as the circumstances under which the Fund would consider redeeming in kind. Anticipated large redemption activity will be evaluated to identify situations where redeeming in securities instead of cash may be appropriate.

As part of its annual assessment of the LRMP, the Committee reviewed the implementation and operation of the Redemption-In-Kind Procedures and determined they are operating in a manner that such procedures are adequate and effective to manage in-kind redemptions on behalf of the Fund as part of the LRMP.

Highly Liquid Investment Minimum determination

The Committee uses an HLIM model to determine a Fund's HLIM. This process incorporates the Fund's investment strategy, historical redemptions, liquidity classification rollup percentages and cash balances, redemption policy, access to funding sources, distribution channels and client concentrations. If the Fund falls below its established HLIM for a period greater than 7 consecutive calendar days, the Committee prepares a report to the Board within one business day following the seventh consecutive calendar day with an explanation of how the Fund plans to restore its HLIM within a reasonable period of time.

Based on the HLIM model, the Committee has determined that the Fund qualifies as a Primarily Highly Liquid Fund (PHLF). It is therefore not required to establish a HLIM. The Fund is tested quarterly to confirm its PHLF status.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to HLIM and PHLF determinations, and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Compliance with the 15% limit on illiquid investments

Rule 22e-4 sets an aggregate illiquid investment limit of 15% for a fund. Funds are prohibited from acquiring an illiquid investment if this results in greater than 15% of its net assets being classified as illiquid. When applying this limit, the Committee defines "illiquid investment" to mean any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a 15% illiquid investment limit breach occurs for longer than 1 business day, the Fund is required to notify the Board and provide a plan on how to bring illiquid investments within the 15% threshold, and after 7 days confidentially notify the Securities and Exchange Commission (the SEC).

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       65

In February 2019, as a result of extended security markets closures in connection with the Chinese New Year in certain countries, the SEC released guidance, and the Committee approved and adopted an Extended Market Holiday Policy to plan for and monitor known Extended Market Holidays (defined as all expected market holiday closures spanning four or more calendar days).

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to the 15% illiquid investment limit and determined such policies and procedures are operating in a manner that is adequate and effective as part of the LMRP.

Reasonably Anticipated Trade Size determination

In order to assess the liquidity risk of a Fund, the Committee considers the impact on the Fund that redemptions of a RATS would have under both normal and reasonably foreseeable stressed conditions. Modelling the Fund's RATS requires quantifying cash flow volatility and analyzing distribution channel concentration and redemption risk. The model is designed to estimate the amount of assets that the Fund could reasonably anticipate trading on a given day, during both normal and reasonably foreseeable stressed conditions, to satisfy redemption requests.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to RATS determinations and determined that such policies and procedures are operating in a manner that is adequate and effective at making RATS determinations as part of the LRMP.

Security-level liquidity classifications

When classifying the liquidity of portfolio securities, the Fund adheres to the liquidity classification procedures established by the Advisor. In assigning a liquidity classification to Fund portfolio holdings, the following key inputs, among others, are considered: the Fund's RATS, feedback from the applicable Subadvisor on market-, trading- and investment-specific considerations, an assessment of current market conditions and fund portfolio holdings, and a value impact standard. The Subadvisor also provides position-level data to the Committee for use in monthly classification reconciliation in order to identify any classifications that may need to be changed as a result of the above considerations.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to security-level liquidity classifications and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Liquidity risk assessment

The Committee periodically reviews and assesses, the Fund's liquidity risk, including its investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions (including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives), cash flow analysis during both normal and reasonably foreseeable stressed conditions, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.

As part of its annual assessment of the LRMP, the Committee reviewed Fund-Level Liquidity Risk Assessment Reports for each of the Funds and determined that the investment strategy for each Fund continues to be appropriate for an open-ended structure.

Adequacy and Effectiveness

Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       66

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.[1]
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Trevor Swanberg[2]
Chief Compliance Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Manulife Investment Management (US) LLC

Portfolio Managers

Robert E. Sykes, CFA
Nathan W. Thooft, CFA

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee
1 Retired on July 31, 2020
2 Effective July 31, 2020

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. PO Box 219909 Kansas City, MO 64121-9909	Express mail: John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS       67

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Multi-Asset High Income

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach: We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Multimanager Lifestyle Portfolios. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1234952	LSSA 6/20 8/2020

John Hancock

Retirement Income 2040 Fund

Semiannual report 6/30/2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 888-972-8696 (Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

Heightened fears over the coronavirus (COVID-19) sent markets tumbling during February and early March. Investors reacted by exiting higher-risk assets and moving into cash, leading to a liquidity crunch in the fixed-income markets. In response to the sell-off, the U.S. Federal Reserve acted quickly, lowering interest rates to near zero and reinstating quantitative easing, as well as announcing its plans to shore up short-term debt. These steps, along with the passage of a $2 trillion federal economic stimulus bill, helped lift the markets during the second half of the six-month period ended June 30, 2020.

Of course, it would be a mistake to consider this market turnaround a trustworthy signal of assured or swift economic recovery. Dramatic job losses mounted during the pandemic, putting millions of households at risk. In addition, widespread business losses have contributed to projections of a serious setback to growth in 2020.

From an investment perspective, we continue to think that maintaining a focus on long-term objectives while pursuing a risk-aware strategy is a prudent way forward. Above all, we believe the counsel of a trusted financial professional continues to matter now more than ever. Periods of heightened uncertainty are precisely the time to review your financial goals and follow a plan that helps you make the most of what continues to be a challenging situation.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Retirement Income 2040 Fund

Table of contents

2	Your fund at a glance
3	Portfolio summary
4	A look at performance
6	Your expenses
8	Fund's investments
14	Financial statements
17	Financial highlights
18	Notes to financial statements
23	Continuation of investment advisory and subadvisory agreements
30	Statement regarding liquidity risk management
33	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT INCOME 2040 FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to maintain and maximize regular cash distributions through December 2040 and to grow such distributions over time.

TOTAL RETURNS AS OF 6/30/2020 (%)

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The fund's Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT INCOME 2040 FUND       2

Portfolio summary

PORTFOLIO COMPOSITION AS OF 6/30/2020 (%)

QUALITY COMPOSITION AS OF 6/30/2020 (%)

A note about risks

The fund may be subject to various risks as described in the fund's prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social, and economic risks. Any such impact could adversely affect the fund's performance, resulting in losses to your investment. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT INCOME 2040 FUND       3

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  JUNE 30, 2020

Average annual total returns (%)			Cumulative total returns (%)
	1-year	Since inception[1]	6-month	Since inception[1]
Class R6[2]	11.43	7.36	7.11	23.63
Index†	8.74	5.38	6.14	16.96

Performance figures assume all distributions have been reinvested. Sales charges are not applicable to Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until April 30, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Class R6
Gross (%)	0.97
Net (%)	0.49

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Bloomberg Barclays U.S. Aggregate Bond Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT INCOME 2040 FUND       4

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Income 2040 Fund for the share class and period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Bloomberg Barclays U.S. Aggregate Bond Index.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 7-6-17.
2	For certain types of investors as described in the fund's prospectus.
SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT INCOME 2040 FUND       5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (if applicable), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on January 1, 2020, with the same investment held until June 30, 2020.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at June 30, 2020, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on January 1, 2020, with the same investment held until June 30, 2020. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
6	JOHN HANCOCK RETIREMENT INCOME 2040 FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 1-1-2020	Ending value on 6-30-2020	Expenses paid during period ended 6-30-2020[1]	Annualized expense ratio
Class R6	Actual expenses/actual returns	$1,000.00	$1,071.10	$1.96	0.38%
	Hypothetical example	1,000.00	1,023.00	1.91	0.38%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND	7

Fund’s investments
AS OF 6-30-20 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 50.4%				$13,269,348
(Cost $11,552,591)
U.S. Government 50.4%				13,269,348
U.S. Treasury
Bond	3.500	02-15-39	370,000	523,348
Bond	3.875	08-15-40	225,000	335,250
Bond	4.250	05-15-39	330,000	509,734
Bond	4.250	11-15-40	270,000	421,780
Bond	4.375	02-15-38	275,000	427,335
Bond	4.375	11-15-39	310,000	487,342
Bond	4.500	02-15-36	860,000	1,316,170
Bond	4.500	05-15-38	575,000	906,905
Bond	4.625	02-15-40	430,000	697,188
Bond	4.750	02-15-37	470,000	749,393
Bond	5.000	05-15-37	370,000	606,670
Bond	5.250	02-15-29	175,000	244,070
Bond	5.375	02-15-31	730,000	1,084,620
Bond	5.500	08-15-28	275,000	383,593
Bond	6.125	08-15-29	25,000	37,335
Bond	6.250	05-15-30	250,000	385,156
Bond	6.500	11-15-26	70,000	96,832
Bond	6.625	02-15-27	260,000	365,016
Bond	6.750	08-15-26	70,000	96,991
Bond	8.125	08-15-21	280,000	305,134
Note	0.500	03-31-25	70,000	70,744
Note	1.625	08-15-29	145,000	158,186
Note	1.750	12-31-20	245,000	246,904
Note	1.750	11-15-29	120,000	132,473
Note	1.875	06-30-26	185,000	201,159
Note	2.000	10-31-22	70,000	72,978
Note	2.000	02-15-25	320,000	345,513
Note	2.250	02-15-21	45,000	45,591
Note	2.250	12-31-23	605,000	648,319
Note	2.250	03-31-26	45,000	49,801
Note	2.250	11-15-27	135,000	152,038
Note	2.375	03-15-21	45,000	45,698
Note	2.500	12-31-20	105,000	106,222
Note	2.500	02-28-21	45,000	45,696
Note	2.500	01-15-22	65,000	67,318
Note	2.625	02-15-29	180,000	210,909
Note	2.750	09-30-20	50,000	50,319
Note	2.750	02-15-24	330,000	360,306
Note	2.750	02-15-28	125,000	145,806
8	JOHN HANCOCK Retirement Income 2040 Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government (continued)
Note	2.875	11-30-25	50,000	$56,801

Note	2.875	05-15-28	65,000	76,705
Corporate bonds 36.1%				$9,515,186
(Cost $8,341,579)
Communication services 5.2%				1,373,100
Diversified telecommunication services 2.6%
AT&T, Inc.	3.875	01-15-26	85,000	95,642
AT&T, Inc.	4.500	05-15-35	90,000	106,769
AT&T, Inc.	5.350	09-01-40	50,000	62,841
Deutsche Telekom International Finance BV	9.250	06-01-32	50,000	83,125
Verizon Communications, Inc.	4.400	11-01-34	80,000	99,408
Verizon Communications, Inc.	4.500	08-10-33	115,000	143,204
Verizon Communications, Inc.	5.250	03-16-37	75,000	101,504
Media 2.6%
Charter Communications Operating LLC	5.375	04-01-38	75,000	91,325
Charter Communications Operating LLC	6.384	10-23-35	80,000	105,532
Comcast Corp.	4.250	01-15-33	130,000	159,599
Comcast Corp.	6.500	11-15-35	55,000	83,631
Comcast Corp.	7.050	03-15-33	75,000	114,543
ViacomCBS, Inc.	5.500	05-15-33	105,000	125,977
Consumer discretionary 1.9%				501,264
Automobiles 0.2%
General Motors Company	6.600	04-01-36	55,000	59,801
Hotels, restaurants and leisure 0.3%
McDonald's Corp.	6.300	03-01-38	60,000	87,721
Internet and direct marketing retail 0.6%
Amazon.com, Inc.	4.800	12-05-34	50,000	68,073
eBay, Inc.	3.450	08-01-24	70,000	76,347
Multiline retail 0.5%
Target Corp.	6.350	11-01-32	90,000	131,375
Specialty retail 0.3%
Lowe's Companies, Inc.	5.000	04-15-40	60,000	77,947
Consumer staples 2.0%				535,066
Beverages 1.3%
Anheuser-Busch Companies LLC	4.700	02-01-36	85,000	100,209
Anheuser-Busch InBev Worldwide, Inc.	8.200	01-15-39	35,000	55,555
Diageo Capital PLC	2.000	04-29-30	100,000	103,467
PepsiCo, Inc.	1.625	05-01-30	100,000	101,957
Food and staples retailing 0.4%
Costco Wholesale Corp.	1.750	04-20-32	100,000	101,518
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND	9

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Household products 0.3%
The Procter & Gamble Company	3.550	03-25-40	60,000	$72,360
Energy 4.0%				1,052,332
Oil, gas and consumable fuels 4.0%
BP Capital Markets America, Inc.	3.937	09-21-28	60,000	68,629
Canadian Natural Resources, Ltd.	6.250	03-15-38	45,000	53,657
Canadian Natural Resources, Ltd.	6.450	06-30-33	55,000	66,317
ConocoPhillips	5.900	10-15-32	80,000	107,841
Energy Transfer Operating LP	6.050	06-01-41	50,000	51,513
Energy Transfer Operating LP	7.500	07-01-38	45,000	52,903
EOG Resources, Inc.	3.900	04-01-35	85,000	99,110
Exxon Mobil Corp.	3.043	03-01-26	55,000	60,443
Kinder Morgan Energy Partners LP	5.800	03-15-35	75,000	86,230
Kinder Morgan Energy Partners LP	6.500	09-01-39	45,000	56,639
Shell International Finance BV	4.125	05-11-35	55,000	67,072
Suncor Energy, Inc.	5.950	05-15-35	50,000	59,267
Sunoco Logistics Partners Operations LP	3.900	07-15-26	60,000	63,113
TransCanada PipeLines, Ltd.	4.625	03-01-34	85,000	97,672
Valero Energy Corp.	7.500	04-15-32	45,000	61,926
Financials 6.1%				1,594,107
Banks 3.3%
Bank of Montreal (3.803% to 12-15-27, then 5 Year U.S. Swap Rate + 1.432%)	3.803	12-15-32	110,000	118,394
Citigroup, Inc.	6.000	10-31-33	85,000	112,241
Citigroup, Inc.	6.625	06-15-32	80,000	109,767
HSBC Holdings PLC	7.625	05-17-32	75,000	104,833
JPMorgan Chase & Co.	5.500	10-15-40	80,000	114,781
JPMorgan Chase & Co.	6.400	05-15-38	60,000	92,398
U.S. Bancorp	2.950	07-15-22	70,000	73,370
Wells Fargo & Company	5.375	02-07-35	100,000	135,572
Capital markets 0.8%
Morgan Stanley	3.125	07-27-26	100,000	110,323
Morgan Stanley	7.250	04-01-32	70,000	105,469
Insurance 2.0%
American International Group, Inc.	3.875	01-15-35	95,000	108,855
Lincoln National Corp.	3.800	03-01-28	50,000	55,429
MetLife, Inc.	6.500	12-15-32	50,000	73,272
Prudential Financial, Inc.	3.905	12-07-47	63,000	71,592
The Progressive Corp.	2.450	01-15-27	110,000	117,410
The Travelers Companies, Inc.	6.750	06-20-36	60,000	90,401
10	JOHN HANCOCK Retirement Income 2040 Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care 4.0%				$1,065,900
Biotechnology 1.3%
AbbVie, Inc.	4.500	05-14-35	60,000	73,998
AbbVie, Inc. (A)	4.550	03-15-35	90,000	110,827
Biogen, Inc.	2.250	05-01-30	100,000	100,915
GlaxoSmithKline Capital, Inc.	5.375	04-15-34	45,000	61,480
Health care providers and services 1.5%
CVS Health Corp.	4.750	12-01-22	100,000	108,178
CVS Health Corp.	4.780	03-25-38	100,000	124,224
CVS Health Corp.	4.875	07-20-35	65,000	82,058
UnitedHealth Group, Inc.	4.625	07-15-35	60,000	78,927
Pharmaceuticals 1.2%
Johnson & Johnson	4.375	12-05-33	85,000	111,765
Merck & Company, Inc.	3.900	03-07-39	60,000	72,330
Pfizer, Inc.	3.400	05-15-24	55,000	60,923
Wyeth LLC	5.950	04-01-37	55,000	80,275
Industrials 4.3%				1,121,781
Aerospace and defense 1.4%
Lockheed Martin Corp.	4.500	05-15-36	60,000	77,897
Raytheon Technologies Corp.	4.450	11-16-38	50,000	61,151
Raytheon Technologies Corp.	5.700	04-15-40	65,000	90,376
The Boeing Company	2.950	02-01-30	60,000	58,593
The Boeing Company	3.600	05-01-34	80,000	75,597
Air freight and logistics 0.2%
FedEx Corp.	4.900	01-15-34	50,000	60,463
Industrial conglomerates 0.9%
General Electric Company	5.875	01-14-38	75,000	83,906
General Electric Company	6.750	03-15-32	70,000	85,701
General Electric Company	6.875	01-10-39	50,000	61,453
Road and rail 0.6%
Canadian Pacific Railway Company	2.050	03-05-30	95,000	97,206
CSX Corp.	6.000	10-01-36	45,000	61,716
Trading companies and distributors 1.2%
AerCap Ireland Capital DAC	3.950	02-01-22	65,000	65,022
AerCap Ireland Capital DAC	5.000	10-01-21	70,000	70,791
GATX Corp.	4.000	06-30-30	80,000	85,963
International Lease Finance Corp.	8.625	01-15-22	80,000	85,946
Information technology 2.9%				760,885
Semiconductors and semiconductor equipment 0.6%
Broadcom, Inc. (A)	4.300	11-15-32	80,000	88,314
NVIDIA Corp.	2.850	04-01-30	65,000	72,289
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND	11

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software 1.6%
Microsoft Corp.	2.525	06-01-50	22,000	$22,764
Microsoft Corp.	3.500	02-12-35	65,000	79,533
Microsoft Corp.	4.100	02-06-37	38,000	49,015
Microsoft Corp.	4.200	11-03-35	55,000	71,560
Oracle Corp.	3.900	05-15-35	50,000	60,463
Oracle Corp.	4.300	07-08-34	110,000	136,373
Technology hardware, storage and peripherals 0.7%
Dell International LLC (A)	6.020	06-15-26	95,000	108,915
Seagate HDD Cayman	5.750	12-01-34	65,000	71,659
Materials 1.9%				504,131
Chemicals 0.6%
LyondellBasell Industries NV	5.750	04-15-24	95,000	109,500
Praxair, Inc.	3.200	01-30-26	45,000	49,977
Containers and packaging 0.3%
International Paper Company	7.300	11-15-39	50,000	70,191
Metals and mining 0.7%
Newmont Corp.	2.250	10-01-30	70,000	70,924
Rio Tinto Alcan, Inc.	5.750	06-01-35	50,000	72,487
Rio Tinto Finance USA, Ltd.	3.750	06-15-25	45,000	50,982
Paper and forest products 0.3%
Georgia-Pacific LLC	8.875	05-15-31	50,000	80,070
Real estate 0.5%				139,228
Equity real estate investment trusts 0.5%
Crown Castle International Corp.	4.300	02-15-29	120,000	139,228
Utilities 3.3%				867,392
Electric utilities 2.4%
Duke Energy Carolinas LLC	6.450	10-15-32	75,000	105,683
Florida Power & Light Company	5.950	02-01-38	60,000	91,181
MidAmerican Energy Company	5.750	11-01-35	70,000	100,000
Oncor Electric Delivery Company LLC	5.250	09-30-40	45,000	62,164
PacifiCorp	5.250	06-15-35	55,000	75,763
Virginia Electric & Power Company	6.350	11-30-37	85,000	123,580
Xcel Energy, Inc.	6.500	07-01-36	45,000	65,297
Multi-utilities 0.9%
CenterPoint Energy, Inc.	4.250	11-01-28	50,000	58,125
Dominion Energy, Inc.	6.300	03-15-33	60,000	78,791
DTE Energy Company	6.375	04-15-33	80,000	106,808

12	JOHN HANCOCK Retirement Income 2040 Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Affiliated investment companies (B) 12.6%		$3,317,073
(Cost $3,339,600)
Equity 12.6%		3,317,073
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (C)	297,495	3,317,073

	Yield (%)	Shares	Value
Short-term investments 0.2%			$69,423
(Cost $69,423)
Short-term funds 0.2%			69,423
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.1158(D)	69,423	69,423

Total investments (Cost $23,303,193) 99.3%	$26,171,030
Other assets and liabilities, net 0.7%	179,306
Total net assets 100.0%	$26,350,336

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	The underlying funds' subadvisor is shown parenthetically.
(C)	The subadvisor is an affiliate of the advisor.
(D)	The rate shown is the annualized seven-day yield as of 6-30-20.
At 6-30-20, the aggregate cost of investments for federal income tax purposes was $24,030,934. Net unrealized appreciation aggregated to $2,140,096, of which $2,290,207 related to gross unrealized appreciation and $150,111 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND	13

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 6-30-20 (unaudited)

Assets
Unaffiliated investments, at value (Cost $19,963,593)	$22,853,957
Affiliated investments, at value (Cost $3,339,600)	3,317,073
Total investments, at value (Cost $23,303,193)	26,171,030
Interest receivable	204,206
Receivable for investments sold	239,535
Receivable from affiliates	893
Other assets	13,327
Total assets	26,628,991
Liabilities
Distributions payable	256,008
Payable for fund shares repurchased	53
Payable to affiliates
Accounting and legal services fees	988
Transfer agent fees	252
Trustees' fees	104
Other liabilities and accrued expenses	21,250
Total liabilities	278,655
Net assets	$26,350,336
Net assets consist of
Paid-in capital	$24,700,289
Total distributable earnings (loss)	1,650,047
Net assets	$26,350,336

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class R6 ($26,350,336 ÷ 500,367 shares)	$52.66
14	JOHN HANCOCK Retirement Income 2040 Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 6-30-20 (unaudited)

Investment income
Interest	$306,497
Expenses
Investment management fees	51,033
Accounting and legal services fees	1,866
Transfer agent fees	1,744
Trustees' fees	327
Custodian fees	13,773
State registration fees	12,938
Printing and postage	8,318
Professional fees	14,585
Other	3,650
Total expenses	108,234
Less expense reductions	(59,752)
Net expenses	48,482
Net investment income	258,015
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	170,091
Affiliated investments	(183,678)
(13,587)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	1,613,339
Affiliated investments	(90,532)
1,522,807
Net realized and unrealized gain	1,509,220
Increase in net assets from operations	$1,767,235
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND	15

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 6-30-20 (unaudited)	Year ended 12-31-19
Increase (decrease) in net assets
From operations
Net investment income	$258,015	$649,618
Net realized loss	(13,587)	(325,068)
Change in net unrealized appreciation (depreciation)	1,522,807	3,577,427
Increase in net assets resulting from operations	1,767,235	3,901,977
Distributions to shareholders
From earnings
Class R6	(512,554)	(1,443,064)
Total distributions	(512,554)	(1,443,064)
From fund share transactions	49,635	(3,599,477)
Total increase (decrease)	1,304,316	(1,140,564)
Net assets
Beginning of period	25,046,020	26,186,584
End of period	$26,350,336	$25,046,020
16	JOHN HANCOCK Retirement Income 2040 Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS R6 SHARES Period ended	6-30-20 [1]	12-31-19	12-31-18	12-31-17 [2]
Per share operating performance
Net asset value, beginning of period	$50.15	$45.97	$51.19	$50.00
Net investment income[3,4]	0.52	1.19	1.24	0.69
Net realized and unrealized gain (loss) on investments	3.02	5.70	(3.31)	1.56
Total from investment operations	3.54	6.89	(2.07)	2.25
Less distributions
From net investment income	(1.03)	(2.03)	(1.76)	(0.98)
From net realized gain	—	(0.68)	(1.39)	(0.08)
Total distributions	(1.03)	(2.71)	(3.15)	(1.06)
Net asset value, end of period	$52.66	$50.15	$45.97	$51.19
Total return (%)[5]	7.11 [6]	15.14	(4.08)	4.53 [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$26	$25	$26	$25
Ratios (as a percentage of average net assets):
Expenses before reductions[7]	0.85 [8]	0.86	1.54	0.88 [9]
Expenses including reductions[7]	0.38 [8]	0.38	0.36	0.34 [9]
Net investment income[4]	2.02 [8]	2.43	2.53	2.29 [9]
Portfolio turnover (%)	13	18	25	17

[1]	Six months ended 6-30-20. Unaudited.
[2]	Period from 7-6-17 (commencement of operations) to 12-31-17.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Ratios do not include fees and expenses indirectly incurred by the underlying funds and can vary based on mixed of underlying funds held by the fund.
[8]	Annualized.
[9]	Annualized. Certain income and expenses are presented unannualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND	17

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Retirement Income 2040 Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to maintain and maximize regular cash distributions through December 2040 and to grow such distributions over time.
The fund operates in part as a fund of funds and may invest in other funds for which the fund’s investment advisor or an affiliate serves as investment advisor, as well as funds advised by an entity that is not affiliated with the fund’s investment advisor (collectively, “Underlying Funds”). Class R6 shares are only available to certain retirement plans, institutions and other investors.
The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements. These are available on the Securities and Exchange Commission (SEC) website at sec.gov. John Hancock underlying funds' shareholder reports are also available without charge by calling 800-225-5291 or visiting jhinvestments.com. The underlying funds are not covered by this report.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in affiliated underlying funds and/or other open-end management investment companies, other than exchange-traded funds (ETFs), are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates,
18	JOHN HANCOCK Retirement Income 2040 Fund | SEMIANNUAL REPORT

prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
	Total value at 6-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$13,269,348	—	$13,269,348	—
Corporate bonds	9,515,186	—	9,515,186	—
Affiliated investment companies	3,317,073	$3,317,073	—	—
Short-term investments	69,423	69,423	—	—
Total investments in securities	$26,171,030	$3,386,496	$22,784,534	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. Effective June 25, 2020, the fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating fund paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset based allocations and amortized over 365 days. Prior to June 25, 2020, the fund and other affiliated funds had a similar agreement that enabled them to participate in a $750 million unsecured committed line of credit. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended June 30, 2020, the fund had no borrowings under the line of credit. Commitment fees for the six months ended June 30, 2020 were $1,131.
SEMIANNUAL REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND	19

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Change in accounting principle. Accounting Standards Update (ASU) 2017-08, Premium Amortization on Purchased Callable Debt Securities, shortens the premium amortization period for purchased non contingently callable debt securities and is effective for public companies with fiscal years beginning after December 15, 2018. Adoption of the ASU did not have a material impact to the fund.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of December 31, 2019, the fund has a long-term capital loss carryforward of $276,052 available to offset future net realized capital gains. This carryforward does not expire.
As of December 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them quarterly. Capital gain distributions, if any, are typically distributed annually.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to characterization of distributions, amortization and accretion on debt securities, and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis of 0.40% on the average daily net assets of the fund. The new management fee became effective on July 1, 2020 and is equivalent to an annual rate
20	JOHN HANCOCK Retirement Income 2040 Fund | SEMIANNUAL REPORT

of a) 0.400% of the first $7.5 billion of average net assets and b) 0.390% of the excess over $7.5 billion of average net assets. The Advisor has a subadvisory agreement with Manulife Investment Management (North America) Limited, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
To the extent that expenses of Class R6 shares exceed 0.38% of average net assets attributable to the class (“expense limitation”), the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the expense limitation. For purposes of this agreement,“expenses of Class R6 shares” means all expenses of the class (including fund expenses attributable to the class), excluding taxes; portfolio brokerage commissions; interest expense; litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business; acquired fund fees (underlying fund fees); borrowing costs; prime brokerage fees; and short dividend expense. The expense limitation expires on April 30, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
The expense reductions described above amounted to $59,752 for the six months ended June 30, 2020.
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended June 30, 2020, were equivalent to a net annual effective rate of 0.00% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the six months ended June 30, 2020, amounted to an annual rate of 0.01% of the fund's average daily net assets.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
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Note 5—Fund share transactions
Transactions in fund shares for the six months ended June 30, 2020 and for the year ended December 31, 2019 were as follows:
	Six Months Ended 6-30-20		Year Ended 12-31-19
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	962	$49,214	3,320	$159,074
Distributions reinvested	10	539	8,765	439,878
Repurchased	(2)	(118)	(82,385)	(4,198,429)
Net increase (decrease)	970	$49,635	(70,300)	$(3,599,477)
Total net increase (decrease)	970	$49,635	(70,300)	$(3,599,477)
Affiliates of the fund owned 100% of shares of Class R6 on June 30, 2020. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $1,707,036 and $1,928,297, respectively, for the six months ended June 30, 2020. Purchases and sales of U.S. Treasury obligations aggregated $1,648,624 and $1,375,819, respectively, for the six months ended June 30, 2020.
Note 7—Investment in affiliated underlying funds
The fund invests in an affiliated underlying fund that is managed by the Advisor and its affiliates. The fund does not invest in the affiliated underlying fund for the purpose of exercising management or control; however, the fund’s investment may represent a significant portion of the underlying fund’s net assets. At June 30, 2020, the fund did not hold 5% or more of the net assets of the underlying fund.
Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Strategic Equity Allocation	297,495	$4,853,492	$194,843	$(1,457,052)	$(183,678)	$(90,532)	—	—	$3,317,073
Note 8—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.
22	JOHN HANCOCK Retirement Income 2040 Fund | SEMIANNUAL REPORT

Continuation of Investment Advisory and Subadvisory Agreements

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (North America) Limited (the Subadvisor) for John Hancock Retirement Income 2040 (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-25, 2020 telephonic1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at the telephonic meeting held on May 26-27, 2020.

Approval of Advisory and Subadvisory Agreements

At telephonic meetings held on June 23-25, 2020, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The

____________________
1 On March 25, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the "Order") pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the "1940 Act"), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board's May and June meetings were held telephonically in reliance on the Order.

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Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risk with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

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In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index for the one-year period ended December 31, 2019. The Board also noted that the fund outperformed the peer group median for the one-year period ended December 31, 2019. The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group median for the one-year period. The Board also noted that the fund outperformed its peer group median since the fund's inception in July 2017. The Board concluded that the fund's performance has generally been in line with or outperformed the historical performance of comparable funds.

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Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are lower than the peer group median.

The Board took into account management's discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also took into account that management is proposing to implement breakpoints in the fund's contractual management fee schedule that will reduce management fees as assets increase.The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;

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(h)	noted that the fund's Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that with respect to the John Hancock underlying portfolios in which the Fund invests, the Advisor has agreed to waive a portion of its management fee for such fund and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based on upon the aggregate net assets of all the Participating Portfolios. The Board also noted that the Advisor had implemented additional breakpoints to the complex-wide fee waiver in recent years. (The Funds that are not Participating Portfolios as of the date of this annual report are the Fund and the funds of funds of the Trust and John Hancock Variable Insurance Trust and John Hancock Collateral Trust. These funds of funds also benefit from such overall management fee waiver through their investment in underlying portfolios that include certain of the Participating Portfolios, which are subject to the Reimbursement;
(b)	also took into account management's discussion of the fund's advisory fee structure, including the proposed breakpoints for the fund, which would permit shareholders of the fund to benefit from economies of scale if the fund grows; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including the proposed breakpoints for the fund, and to the extent available, comparable fee information prepared by an independent third party provider of fund data.

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Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

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The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund, and that management is proposing that breakpoints be implemented to the fund's subadvisory fee schedule, which would be reflected as breakpoints in the advisory fees for the fund to permit shareholders to benefit from economies of scale if the fund grows.
* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

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STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program

This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including Retirement Income 2040 Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund's subadvisor, Manulife Investment Management (North America) Limited, (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.

The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Committee also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Committee may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues.

The Committee provided the Board at a meeting held on March 15-17, 2020 with a written report which addressed the Committee's assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period December 1, 2018 through December 31, 2019, included an assessment of important aspects of the LRMP including, but not limited to:

•	Operation of the Fund's Redemption-In-Kind Procedures;
•	Highly Liquid Investment Minimum (HLIM) determination;
•	Compliance with the 15% limit on illiquid investments;
•	Reasonably Anticipated Trade Size (RATS) determination;
•	Security-level liquidity classifications; and
•	Liquidity risk assessment.

The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee's actions to address such matters.

Redemption-In-Kind Procedures

Rule 22e-4 requires any fund that engages in or reserves the right to engage in in-kind redemptions to adopt and implement written policies and procedures regarding in-kind redemptions as part of the management of its liquidity risk. These procedures address the process for redeeming in kind, as well as the circumstances under which the Fund would consider redeeming in kind. Anticipated large redemption activity will be evaluated to identify situations where redeeming in securities instead of cash may be appropriate.

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As part of its annual assessment of the LRMP, the Committee reviewed the implementation and operation of the Redemption-In-Kind Procedures and determined they are operating in a manner that such procedures are adequate and effective to manage in-kind redemptions on behalf of the Fund as part of the LRMP.

Highly Liquid Investment Minimum determination

The Committee uses an HLIM model to determine a Fund's HLIM. This process incorporates the Fund's investment strategy, historical redemptions, liquidity classification rollup percentages and cash balances, redemption policy, access to funding sources, distribution channels and client concentrations. If the Fund falls below its established HLIM for a period greater than 7 consecutive calendar days, the Committee prepares a report to the Board within one business day following the seventh consecutive calendar day with an explanation of how the Fund plans to restore its HLIM within a reasonable period of time.

Based on the HLIM model, the Committee has determined that the Fund qualifies as a Primarily Highly Liquid Fund (PHLF). It is therefore not required to establish a HLIM. The Fund is tested quarterly to confirm its PHLF status.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to HLIM and PHLF determinations, and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Compliance with the 15% limit on illiquid investments

Rule 22e-4 sets an aggregate illiquid investment limit of 15% for a fund. Funds are prohibited from acquiring an illiquid investment if this results in greater than 15% of its net assets being classified as illiquid. When applying this limit, the Committee defines "illiquid investment" to mean any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a 15% illiquid investment limit breach occurs for longer than 1 business day, the Fund is required to notify the Board and provide a plan on how to bring illiquid investments within the 15% threshold, and after 7 days confidentially notify the Securities and Exchange Commission (the SEC).

In February 2019, as a result of extended security markets closures in connection with the Chinese New Year in certain countries, the SEC released guidance, and the Committee approved and adopted an Extended Market Holiday Policy to plan for and monitor known Extended Market Holidays (defined as all expected market holiday closures spanning four or more calendar days).

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to the 15% illiquid investment limit and determined such policies and procedures are operating in a manner that is adequate and effective as part of the LMRP.

Reasonably Anticipated Trade Size determination

In order to assess the liquidity risk of a Fund, the Committee considers the impact on the Fund that redemptions of a RATS would have under both normal and reasonably foreseeable stressed conditions. Modelling the Fund's RATS requires quantifying cash flow volatility and analyzing distribution channel concentration and redemption risk. The model is designed to estimate the amount of assets that the Fund could reasonably anticipate trading on a given day, during both normal and reasonably foreseeable stressed conditions, to satisfy redemption requests.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to RATS determinations and determined that such policies and procedures are operating in a manner that is adequate and effective at making RATS determinations as part of the LRMP.

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Security-level liquidity classifications

When classifying the liquidity of portfolio securities, the Fund adheres to the liquidity classification procedures established by the Advisor. In assigning a liquidity classification to Fund portfolio holdings, the following key inputs, among others, are considered: the Fund's RATS, feedback from the applicable Subadvisor on market-, trading- and investment-specific considerations, an assessment of current market conditions and fund portfolio holdings, and a value impact standard. The Subadvisor also provides position-level data to the Committee for use in monthly classification reconciliation in order to identify any classifications that may need to be changed as a result of the above considerations.

As part of its annual assessment of the LRMP, the Committee reviewed the policies and procedures in place with respect to security-level liquidity classifications and determined that such policies and procedures are operating in a manner that is adequate and effective as part of the LRMP.

Liquidity risk assessment

The Committee periodically reviews and assesses, the Fund's liquidity risk, including its investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions (including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives), cash flow analysis during both normal and reasonably foreseeable stressed conditions, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.

As part of its annual assessment of the LRMP, the Committee reviewed Fund-Level Liquidity Risk Assessment Reports for each of the Funds and determined that the investment strategy for each Fund continues to be appropriate for an open-ended structure.

Adequacy and Effectiveness

Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT INCOME 2040 FUND       32

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.[1]
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Trevor Swanberg[2]
Chief Compliance Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Manulife Investment Management (North America) Limited

Portfolio Managers

Sonia Chatigny, MSc, CFA
Jean-Francois Giroux, MSc, FRM, CFA
Serge Lapierre, BSc, FCIA, FSA
Nadia Live, MScA, CFA
Nicholas Scipio Del Campo, BSc, MSc, CFA

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

* Member of the Audit Committee
† Non-Independent Trustee
1 Retired on July 31, 2020
2 Effective July 31, 2020

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. PO Box 219909 Kansas City, MO 64121-9909	Express mail: John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407

SEMIANNUAL REPORT   |   JOHN HANCOCK RETIREMENT INCOME 2040 FUND       33

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Multi-Asset High Income

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Retirement Income 2040 Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF1234956	621SA 6/20 8/2020

ITEM 2. CODE OF ETHICS.

(a)	Not Applicable
(b)	Not Applicable
(c)	Not Applicable
(d)	Not Applicable
(e)	Not Applicable
(f)	Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)	Not Applicable
(b)	Not Applicable
(c)	Not Applicable
(d)	Not Applicable
(e)	Not Applicable
(f)	Not Applicable
(g)	Not Applicable
(h)	Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Included with Item 1.
(b) Not Applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure controls and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

(ii) information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT'S INTERNAL CONTROL: Not Applicable.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.: Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable

(a)(2)(i) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

(a)(2)(ii) CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

(b) CERTIFICATION PURSUANT TO Rule 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

/s/ Andrew Arnott
Andrew Arnott
President
Date: August 7, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott
Andrew Arnott
President
Date: August 7, 2020

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer
Date: August 7, 2020